UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

John A. Blaisdell, Principal Executive Officer Forward Funds 101 California Street, 16th Floor San Francisco, CA 94111 (Name and address of agent for service)	With a Copy To: George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln St.
Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.—Reports to Stockholders.

The following are copies of the reports transmitted to shareholders of the Salient Adaptive Balanced Fund, Salient Adaptive Income Fund, Salient Adaptive US Equity Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund and Salient US Dividend Signal Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

The series of funds under the Forward Funds Trust (“Salient Funds”) are distributed by:

Forward Securities, LLC

San Francisco, California

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses, experience of the management teams and other information. Investors are reminded to read the Prospectus before investing or sending money.

1

Macro Economic Update  |  June 30, 2017

A MESSAGE FROM:	W. Ben Hunt, Ph.D.
Chief Investment Strategist

Over the past eight years, since the U.S. Federal Reserve (Fed) began its program of massive bond purchases with its first round of quantitative easing in March 2009, the world’s central banks have increased their financial assets from $2 trillion to $14 trillion. And, they’re still buying bonds to the tune of about $2 trillion per year (and this doesn’t even count China’s domestic money printing and loan making, which has a similar effect on financial asset prices). See below for a chart of what that buying looks like, with the total assets in the left-hand axis and the annual pace of asset purchases in the right-hand axis. Early on it was the Fed doing all the buying, but since the summer of 2014, it’s been everyone else.

Source: UBS Multi-Asset Sales, as of 06/07/17

Note: Central banks (CBs) are the institutions that manage each country’s currency, money supply and interest rates.

For illustrative purposes only.

The reason that market prices go up when central banks buy stuff is what former Federal Reserve Chair Ben Bernanke called “the portfolio rebalance channel,” as the central banks effectively displace ALL investors to go farther out on the risk spectrum to achieve their portfolio goals. When the Fed buys U.S. Treasurys, it pushes prices up and yields down on Treasurys, forcing the normal buyer of “safe-as-houses” Treasurys to buy, say, “still-safe-but-not-quite-as-safe” mortgages to get the same portfolio return as before. But with the additional buying of mortgage-backed securities, those prices get pushed up and those yields get pushed down, forcing the normal buyer of that asset to buy, say, high-yield corporate debt to make a decent return. And so forth and so on, until you get the desperate chase for yield and return that we’re all so familiar with. Put on top of that a dividend yield for equities that in many cases tops what you can get for any sort of relatively safe fixed-income investment, and it’s no wonder that equity market prices are at all-time highs.

But what we have today is peak central bank buying, and the CB Assets line in the first chart is going to start rolling over. Over the next few months, the Fed will likely start reducing its holdings by allowing maturing bonds to roll off the balance sheet, rather than repurchase fresh bonds with the proceeds as it has for the past two years. Over the next few months, the European Central Bank will likely start tapering its bond buying, with an eye toward ending the purchases altogether in a year or so. Even the Bank of Japan, which has become the most aggressive buyer of anything and everything, is starting to talk about when to start to talk about tapering its bond buying. All this tapering is on top of the Fed’s announced plans to continue raising interest rates.

What will determine the pace of both rising rates and a rolling over of central bank assets? Inflation. The more that the real global economy picks up speed, the more that these central banks are going to start putting on the brakes.

2

And the truth is that the global economy IS picking up speed. Could it be derailed? Of course. Is it nicely distributed across the globe? Of course not. But whether we’re looking at global trade volumes or employment or confidence or whatever, the engines are starting to run a little hotter than before.

In the U.S. we see this pattern most prominently with employment data, which is part of the Fed’s dual mandate (most central banks are only charged with “price stability,” i.e., inflation and deflation). The following is a 15-year chart of the U.S. unemployment rate. This data is what has made the Fed conclude that we have now reached full employment in the U.S., which sets the stage for wage inflation to spike.

Sources: Salient and Bloomberg, as of 06/30/17

Has wage inflation picked up? Not really. Let’s look at a 10-year chart for that. We’re running at about 2.5% inflation, whereas the last time we had an unemployment rate this low it was running close to 3.5%.

Sources: Salient and Bloomberg, as of 06/30/17

3

But the Fed is really nervous about this, because once the wage-inflation genie gets out of the bottle, it’s really hard (i.e., we’ve got to slam on the interest rate brakes) to get the genie back in the bottle. As Fed Chair Janet Yellen said in her June press conference, the unemployment rate is close to becoming “unstable,” which is about the most alarmist word in a central banker’s vocabulary.

So where are we? Central bankers are now looking for reasons to tighten, not reasons to ease, and good news in the real economy (more jobs, higher wages) is the primary thing they’re looking for as that reason. As a result, real economy good news equals bad news for markets, which really wasn’t the case before.

Bottom line: the Fed is now in the process of taking the punch bowl away from the market, which will primarily impact sectors and stocks most levered to endless liquidity and the zero interest rate program forever. But all financial assets should feel the pain, as the Fed is tightening not only through the traditional means of raising short-term rates but also through the decidedly nontraditional means of allowing its $4 trillion stockpile of bonds to run off. To be sure, the negative impact of all these factors on financial markets will be a slow burn, as other central banks are not so far along as the Fed in moving to tighten monetary policy, and everyone’s pace of tightening will depend on whether or not the global economy continues to pick up speed.

But all central banks are now moving in this direction. Slowly, but decidedly. The barge has turned around. It’s likely that for years to come central banks and their monetary policies are going to be working against markets, on balance, rather than for markets as in years past. That doesn’t necessarily mean that there’s some massive bubble about to pop, but it does mean that the excesses of recent years are likely going to be very, very hard to support.

Sincerely,

W. Ben Hunt, Ph.D.

Chief Investment Strategist

Salient Partners

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Mortgage-backed security is a type of asset-backed security that is secured by a mortgage or collection of mortgages.

Quantitative easing refers to a form of monetary policy used to stimulate an economy where interest rates are either at, or close to, zero.

Zero interest rate program is a policy instituted by the Federal Reserve in 2008 to keep the federal funds rate between zero and 0.25% in order to stimulate economic activity during times of slow economic growth.

Salient is the trade name for Salient Partners, L.P., which together with its subsidiaries provides asset management and advisory services. This information is being provided solely for educational purposes and is not an offer to sell or solicitation of an offer to buy an interest in any investment fund. Any such offer or solicitation may only be made by means of a confidential private offering memorandum or prospectus relating to a particular fund and only in a manner consistent with federal and applicable state securities laws.

The Salient Funds offered under the Forward Funds Trust are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2017 Salient. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, financial, market, petroleum, political and other factors relevant to investment performance in the U.S. and abroad. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2017

See page 7 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientfunds.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient International Real Estate Fund(a)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	10.10%	3.66%	N/A	3.65%	05/02/11

Institutional Class(b)	10.49%	4.01%	0.35%	2.44%	04/28/06

Class A (with sales load)(c)	3.76%	2.36%	-0.58%	1.57%	04/28/06

Class A (without sales load)(d)	10.10%	3.58%	0.01%	2.11%	04/28/06

Class C (with CDSC)(e)	8.47%	3.01%	-0.64%	1.44%	04/28/06

Class C (without CDSC)(f)	9.47%	3.01%	-0.64%	1.44%	04/28/06

Salient Real Estate Fund(g)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	1.74%	8.55%	4.02%	8.79%	05/10/99

Institutional Class	2.01%	8.96%	N/A	5.11%	05/01/08

Class A (with sales load)(c)	-4.21%	7.24%	N/A	14.16%	06/12/09

Class A (without sales load)(d)	1.66%	8.51%	N/A	15.01%	06/12/09

Class C (with CDSC)(e)	0.35%	7.91%	N/A	14.28%	06/12/09

Class C (without CDSC)(f)	1.14%	7.91%	N/A	14.28%	06/12/09

Salient Select Income Fund(h)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	6.33%	8.38%	N/A	10.00%	10/26/11

Institutional Class	6.72%	8.77%	5.92%	6.33%	04/28/06

Class A (with sales load)(c)	0.20%	7.06%	4.93%	8.53%	03/30/01

Class A (without sales load)(d)	6.32%	8.33%	5.55%	8.93%	03/30/01

Class C (with CDSC)(e)(i)	4.74%	7.73%	4.84%	8.16%	03/30/01

Class C (without CDSC)(f)(i)	5.74%	7.73%	4.84%	8.16%	03/30/01

Salient Select Opportunity Fund(j)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	26.47%	N/A	N/A	1.77%	06/02/14

Institutional Class	26.86%	N/A	N/A	5.82%	07/31/13

Class A (with sales load)(c)	18.98%	N/A	N/A	3.71%	07/31/13

Class A (without sales load)(d)	26.26%	N/A	N/A	5.30%	07/31/13

Class C (with CDSC)(e)	24.66%	N/A	N/A	2.97%	02/18/14

Class C (without CDSC)(f)	25.66%	N/A	N/A	2.97%	02/18/14

5

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2017

See page 7 for important performance disclosure information about the Salient Funds.

Salient Tactical Real Estate Fund(k)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	4.39%	8.45%	N/A	8.15%	05/02/11

Institutional Class	4.75%	8.83%	2.30%	3.22%	04/28/06

Class A (with sales load)(c)	-1.66%	7.13%	1.11%	9.57%	09/15/99

Class A (without sales load)(d)	4.33%	8.40%	1.71%	9.93%	09/15/99

Class C (with CDSC)(e)	2.73%	7.80%	1.05%	9.17%	09/15/99

Class C (without CDSC)(f)	3.73%	7.80%	1.05%	9.17%	09/15/99

(a) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund. Prior to June 12, 2009, Forward International Real Estate Fund was known as Kensington International Real Estate Fund.

(b) Prior to June 13, 2009, the Institutional Class was known as Class Y.

(c) Includes the effect of the maximum 5.75% sales charge.

(d) Excludes sales charge.

(e) Includes the 1.00% contingent deferred sales charge.

(f) Excludes the 1.00% contingent deferred sales charge.

(g) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund. Prior to January 20, 2009, Forward Real Estate Fund was known as Forward Progressive Real Estate Fund. Prior to October 30, 2006, Forward Progressive Real Estate Fund was known as Forward Uniplan Real Estate Investment Fund.

(h) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund. Prior to June 12, 2009, Forward Select Income Fund was known as Kensington Select Income Fund.

(i) While Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

(j) Prior to May 1, 2016, Salient Select Opportunity Fund was known as Forward Select Opportunity Fund. Prior to December 23, 2013, Forward Select Opportunity Fund was known as Forward Select Income Opportunity Fund.

(k) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund. Prior to May 1, 2011, Forward Real Estate Long/Short Fund was known as Forward Strategic Realty Fund. Prior to to June 12, 2009, Forward Strategic Realty Fund was known as Kensington Strategic Realty Fund.

6

Investment Disclosures

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Salient International Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Salient International Real Estate Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Tactical Real Estate Fund)

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations. (Salient International Real Estate Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Salient International Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Salient International Real Estate Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Salient International Real Estate Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Salient International Real Estate Fund, Salient Select Opportunity Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Salient International Real Estate Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Salient Tactical Real Estate Fund)

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies. (Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund)

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors. (Salient Tactical Real Estate Fund)

7

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2017

As a shareholder of the Salient Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient International Real Estate Fund	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/17-06/30/17
Investor Class
Actual	$1,000.00	$1,103.10	2.45%	$12.78

Hypothetical	$1,000.00	$1,012.65	2.45%	$12.23
Institutional Class
Actual	$1,000.00	$1,106.00	2.08%	$10.86

Hypothetical	$1,000.00	$1,014.48	2.08%	$10.39
Class A
Actual	$1,000.00	$1,103.20	2.50%	$13.04

Hypothetical	$1,000.00	$1,012.40	2.50%	$12.47
Class C
Actual	$1,000.00	$1,101.10	3.04%	$15.84

Hypothetical	$1,000.00	$1,009.72	3.04%	$15.15
Salient Real Estate Fund
Investor Class
Actual	$1,000.00	$985.80	1.95%	$9.60

Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Institutional Class
Actual	$1,000.00	$986.70	1.60%	$7.88

Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

8

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2017

Salient Real Estate Fund (continued)	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/17-06/30/17
Class A
Actual	$1,000.00	$985.40	2.00%	$9.85

Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99
Class C
Actual	$1,000.00	$982.70	2.55%	$12.54

Hypothetical	$1,000.00	$1,012.15	2.55%	$12.72
Salient Select Income Fund
Investor Class
Actual	$1,000.00	$1,018.70	2.15%	$10.76

Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74
Institutional Class
Actual	$1,000.00	$1,020.80	1.80%	$9.02

Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00
Class A
Actual	$1,000.00	$1,019.10	2.20%	$11.01

Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99
Class C
Actual	$1,000.00	$1,016.00	2.75%	$13.75

Hypothetical	$1,000.00	$1,011.16	2.75%	$13.71
Salient Select Opportunity Fund
Investor Class
Actual	$1,000.00	$1,062.10	1.88%	$9.61

Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39
Institutional Class
Actual	$1,000.00	$1,063.60	1.53%	$7.83

Hypothetical	$1,000.00	$1,017.21	1.53%	$7.65
Class A
Actual	$1,000.00	$1,061.20	2.03%	$10.37

Hypothetical	$1,000.00	$1,014.73	2.03%	$10.14
Class C
Actual	$1,000.00	$1,058.90	2.48%	$12.66

Hypothetical	$1,000.00	$1,012.50	2.48%	$12.37
Salient Tactical Real Estate Fund
Investor Class
Actual	$1,000.00	$979.40	2.75%	$13.50

Hypothetical	$1,000.00	$1,011.16	2.75%	$13.71

9

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2017

Salient Tactical Real Estate Fund (continued)	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/17-06/30/17
Institutional Class
Actual	$1,000.00	$981.20	2.40%	$11.79

Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98
Class A
Actual	$1,000.00	$979.40	2.80%	$13.74

Hypothetical	$1,000.00	$1,010.91	2.80%	$13.96
Class C
Actual	$1,000.00	$976.50	3.35%	$16.42

Hypothetical	$1,000.00	$1,008.18	3.35%	$16.68

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

10

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Salient International Real Estate Fund
United Kingdom	22.32%
Japan	21.14%
Hong Kong	10.36%
Australia	8.13%
Singapore	6.04%
Italy	5.05%
France	4.67%
Spain	3.68%
Sweden	3.17%
Canada	3.11%
Germany	2.77%
Austria	1.81%
Netherlands	1.08%
Net Other Assets and Liabilities	6.67%
100%

Salient Real Estate Fund
REITs-Office Property	16.21%
REITs-Shopping Centers	14.37%
REITs-Diversified	11.70%
REITs-Regional Malls	9.67%
REITs-Healthcare	9.41%
REITs-Apartments	9.28%
REITs-Hotels	5.92%
REITs-Storage	4.93%
REITs-Mortgage	4.65%
REITs-Specialized	2.69%
REITs-Timber	2.40%
REITs-Warehouse/Industrial	2.13%
Hotels, Restaurants & Leisure	1.97%
Real Estate Operating/Development	1.72%
Healthcare Providers & Services	0.57%
REITs-Residential	0.51%
Net Other Assets and Liabilities	1.87%
100%

Salient Select Income Fund*
REITs-Mortgage	16.18%
REITs-Hotels	15.11%
REITs-Shopping Centers	13.18%
REITs-Diversified	10.26%
REITs-Residential	7.40%
REITs-Healthcare	6.94%
REITs-Regional Malls	6.75%
REITs-Specialized	6.21%
REITs-Office Property	4.12%
REITs-Warehouse/Industrial	3.60%
REITs-Apartments	3.56%
REITs-Storage	3.35%
Department Stores	2.17%
REITs-Manufactured Homes	1.69%
Oil, Gas & Consumable Fuels	0.54%
REITs-Industrial	0.51%
Net Other Assets and Liabilities	-1.57%
100%

Salient Select Opportunity Fund
Banks	20.24%
REITs-Hotels	14.89%
REITs-Mortgage	9.35%
Hotels & Motels	4.80%
REITs-Residential	4.73%
Financials	4.39%
Department Stores	4.08%
REITs-Timber	3.81%
Hotels, Restaurants & Leisure	3.52%
Healthcare Providers & Services	3.43%
REITs-Storage	2.95%
Capital Goods	2.88%
REITs-Specialized	2.45%
Medical-Nursing Homes	2.45%
Capital Markets	2.40%

11

Summary of Portfolio Holdings (Note 10) (Unaudited)

Salient Select Opportunity Fund (continued)
REITs-Diversified	2.34%
REITs-Shopping Centers	1.99%
IT Services	1.08%
Net Other Assets and Liabilities	8.22%
100%

Salient Tactical Real Estate Fund*
REITs-Shopping Centers	18.85%
REITs-Office Property	18.61%
REITs-Diversified	17.29%
REITs-Healthcare	11.98%
REITs-Apartments	10.92%
REITs-Hotels	8.25%

Salient Tactical Real Estate Fund* (continued)
REITs-Regional Malls	7.42%
REITs-Mortgage	6.79%
REITs-Storage	4.63%
REITs-Timber	3.31%
REITs-Warehouse/Industrial	2.11%
IT Services	2.08%
Real Estate Operating/Development	2.00%
Hotels, Restaurants & Leisure	1.94%
Healthcare Providers & Services	0.66%
REITs-Residential	0.51%
Net Other Assets and Liabilities	-17.35%
100%

* Weightings reflect long positions and excludes securities sold short.

REIT — Real Estate Investment Trust

12

Schedule of Investments (Note 10) (Unaudited)

Salient International Real Estate Fund

June 30, 2017

Shares		Value (Note 2)

Common Stocks: 93.33%
Australia: 8.13%

535,600	Garda Diversified Property Fund	$468,266

259,600	Mirvac Group	424,996

139,000	Scentre Group	432,684

69,500	Westfield Corp.	428,944

		1,754,890

Austria: 1.81%

13,625	BUWOG AG	391,457

Canada: 3.11%

8,700	Boardwalk REIT	319,005

20,800	H&R REIT	353,189

		672,194

France: 4.67%

4,000	Gecina SA	627,498

9,300	Klepierre	381,170

		1,008,668

Germany: 2.77%

19,000	alstria office REIT AG	256,830

8,600	Vonovia SE	341,479

		598,309

Hong Kong: 10.36%

121,660	Henderson Land Development Co., Ltd.	678,620

43,000	Hongkong Land Holdings, Ltd.	316,480

74,000	Link REIT	563,001

205,400	Swire Properties, Ltd.	677,436

		2,235,537

Italy: 5.05%

900,000	Beni Stabili SpA	649,655

50,000	COIMA RES SpA(a)	439,443

		1,089,098

Japan: 21.14%

51,000	Mitsubishi Estate Co., Ltd.	949,264

43,000	Mitsui Fudosan Co., Ltd.	1,024,774

160	NIPPON REIT Investment Corp.	423,490

Shares		Value (Note 2)

10,700	Nomura Real Estate Holdings, Inc.	$209,671

51,100	NTT Urban Development Corp.	492,486

29,000	Sumitomo Realty & Development Co., Ltd.	893,399

43,600	Tokyo Tatemono Co., Ltd.	570,609

		4,563,693

Netherlands: 1.08%

5,100	InterXion Holding NV(b)	233,478

Singapore: 6.04%

172,600	CapitaLand, Ltd.	438,787

514,700	Keppel REIT	428,060

78,900	UOL Group, Ltd.	437,840

		1,304,687

Spain: 3.68%

59,300	Inmobiliaria Colonial SA	516,641

30,200	Lar Espana Real Estate Socimi SA	278,117

		794,758

Sweden: 3.17%

18,400	Fabege AB	353,817

19,900	Hufvudstaden AB, Class A	329,985

		683,802

United Kingdom: 22.32%

25,800	Belmond, Ltd., Class A(b)	343,140

159,500	Capital & Counties Properties Plc	608,057

23,700	Derwent London Plc	819,239

82,650	Great Portland Estates Plc	642,656

46,900	Hammerson Plc	350,933

121,200	Helical Plc	474,755

22,800	Land Securities Group Plc	300,819

95,640	Segro Plc	609,379

57,700	Workspace Group Plc	669,223

		4,818,201

	Total Common Stocks (Cost $18,675,261)	20,148,772

See accompanying Notes to Financial Statements.	13

Schedule of Investments (Note 10) (Unaudited)

Salient International Real Estate Fund

June 30, 2017

Value (Note 2)

Total Investments: 93.33% (Cost $18,675,261)	$20,148,772

Net Other Assets and Liabilities: 6.67%	1,439,807

Net Assets: 100.00%	$21,588,579

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $439,443, representing 2.04% of net assets.

(b) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	14

Schedule of Investments (Note 10) (Unaudited)

Salient Real Estate Fund

June 30, 2017

Shares		Value (Note 2)

Common Stocks: 98.13%
Healthcare Providers & Services: 0.57%

114,000	Genesis Healthcare, Inc.(a)	$198,360

Hotels, Restaurants & Leisure: 1.97%

51,900	Belmond, Ltd., Class A(a)	690,270

Real Estate Operating/Development: 1.72%

25,000	Forest City Realty Trust, Inc., Class A	604,250

REITs-Apartments: 9.28%

5,000	American Campus Communities, Inc.	236,500

4,900	AvalonBay Communities, Inc.	941,633

32,000	Clipper Realty, Inc.	394,880

13,000	Equity Residential	855,790

3,200	Essex Property Trust, Inc.	823,264

		3,252,067

REITs-Diversified: 11.70%

12,200	Alexander & Baldwin, Inc.	504,836

21,200	American Assets Trust, Inc.	835,068

29,500	Farmland Partners, Inc.	263,730

3,500	Howard Hughes Corp.(a)	429,940

38,838	Resource Capital Corp.	394,983

7,040	Safety Income and Growth, Inc.(a)	134,816

32,100	Urstadt Biddle Properties, Inc., Class A	635,580

9,600	Vornado Realty Trust	901,440

		4,100,393

REITs-Healthcare: 9.41%

54,800	Brookdale Senior Living, Inc.(a)	806,108

26,100	Capital Senior Living Corp.(a)	396,981

2,000	Global Medical REIT, Inc.	17,880

69,900	MedEquities Realty Trust, Inc.	882,138

35,700	Sabra Health Care REIT, Inc.	860,370

4,500	Welltower, Inc.	336,825

		3,300,302

REITs-Hotels: 5.92%

87,223	Ashford Hospitality Prime, Inc.	897,525

45,476	Chatham Lodging Trust	913,613

18,000	La Quinta Holdings, Inc.(a)	265,860

		2,076,998

Shares		Value (Note 2)

REITs-Mortgage: 4.65%

115,800	Colony NorthStar, Inc., Class A	$1,631,622

REITs-Office Property: 16.21%

5,700	Alexandria Real Estate Equities, Inc.	686,679

7,200	Digital Realty Trust, Inc.	813,240

49,600	Franklin Street Properties Corp.	549,568

33,673	Government Properties Income Trust	616,553

9,500	HCP, Inc.	303,620

11,400	Liberty Property Trust	464,094

43,400	New York REIT, Inc.	374,976

60,900	Paramount Group, Inc.	974,400

8,500	SL Green Realty Corp.	899,300

		5,682,430

REITs-Regional Malls: 9.67%

98,124	CBL & Associates Properties, Inc.	827,185

25,100	GGP, Inc.	591,356

7,600	Macerich Co.	441,256

16,700	Seritage Growth Properties REIT, Class A	700,565

13,900	Taubman Centers, Inc.	827,745

		3,388,107

REITs-Residential: 0.51%

7,941	American Homes 4 Rent, Class A	179,228

REITs-Shopping Centers: 14.37%

19,500	Acadia Realty Trust	542,100

23,200	Brixmor Property Group, Inc.	414,816

78,200	DDR Corp.	709,274

15,100	Kimco Realty Corp.	277,085

48,486	Kite Realty Group Trust	917,840

33,400	Retail Opportunity Investments Corp.	640,946

28,100	Tanger Factory Outlet Centers, Inc.	730,038

96,268	Washington Prime Group, Inc.	805,763

		5,037,862

REITs-Specialized: 2.69%

9,100	CoreSite Realty Corp.	942,123

See accompanying Notes to Financial Statements.	15

Schedule of Investments (Note 10) (Unaudited)

Salient Real Estate Fund

June 30, 2017

Shares		Value (Note 2)

REITs-Storage: 4.93%

7,000	Extra Space Storage, Inc.	$546,000

45,800	Jernigan Capital, Inc.	1,007,600

7,503	National Storage Affiliates Trust	173,394

		1,726,994

REITs-Timber: 2.40%

25,100	Weyerhaeuser Co.	840,850

REITs-Warehouse/Industrial: 2.13%

27,100	STAG Industrial, Inc.	747,960

	Total Common Stocks (Cost $30,883,000)	34,399,816

	Total Investments: 98.13% (Cost $30,883,000)	34,399,816

	Net Other Assets and Liabilities: 1.87%	655,929

	Net Assets: 100.00%	$35,055,745

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	16

Schedule of Investments (Note 10) (Unaudited)

Salient Select Income Fund

June 30, 2017

Shares		Value (Note 2)

Common Stocks: 35.95%
REITs-Apartments: 1.18%

940,796	Clipper Realty, Inc.(a)	$11,609,423

REITs-Diversified: 1.64%

1,215,715	Resource Capital Corp.	12,363,822

199,760	Safety Income and Growth, Inc.(b)	3,825,404

		16,189,226

REITs-Healthcare: 5.19%

45,000	Global Medical REIT, Inc.	402,300

1,947,200	MedEquities Realty Trust, Inc.(a)(c)	24,573,664

1,089,225	Sabra Health Care REIT, Inc.(c)	26,250,322

		51,226,286

REITs-Hotels: 4.21%

1,889,017	Chatham Lodging Trust(c)	37,950,352

247,400	La Quinta Holdings, Inc.(b)(c)	3,654,098

		41,604,450

REITs-Mortgage: 3.78%

2,646,412	Colony NorthStar, Inc., Class A(c)	37,287,945

REITs-Office Property: 2.51%

1,706,700	Franklin Street Properties Corp.(c)	18,910,236

682,000	New York REIT, Inc.(c)	5,892,480

		24,802,716

REITs-Regional Malls: 5.86%

2,708,241	CBL & Associates Properties, Inc.(c)	22,830,471

214,800	Taubman Centers, Inc.(c)	12,791,340

2,655,229	Washington Prime Group, Inc.	22,224,267

		57,846,078

REITs-Residential: 0.51%

221,779	American Homes 4 Rent, Class A(c)	5,005,552

REITs-Shopping Centers: 3.91%

2,137,200	DDR Corp.(c)	19,384,404

1,016,693	Kite Realty Group Trust(c)	19,245,998

		38,630,402

Shares		Value (Note 2)

REITs-Specialized: 1.77%

953,364	Government Properties Income Trust	$17,456,095

REITs-Storage: 3.35%

1,296,700	Jernigan Capital, Inc.(a)(c)	28,527,400

198,892	National Storage Affiliates Trust(c)	4,596,394

		33,123,794

REITs-Warehouse/Industrial: 2.04%

731,418	STAG Industrial, Inc.(c)	20,187,137

	Total Common Stocks (Cost $349,499,835)	354,969,104

Convertible Preferred Stocks: 13.44%
REITs-Diversified: 1.62%

316,455	Lexington Realty Trust Series C, 6.500%(c)	15,980,978

REITs-Hotels: 2.90%

1,025,000	FelCor Lodging Trust, Inc. Series A, 1.950%(c)	28,597,500

REITs-Office Property: 0.38%

102,798	Alexandria Real Estate Equities, Inc. Series D, 7.000%(c)	3,780,396

REITs-Residential: 4.14%

204,044	American Homes 4 Rent Series A, 5.000%(c)	5,823,416

250,000	Series B, 5.000%(c)	7,098,750

841,000	Series C, 5.500%(c)	23,548,000

170,000	Series D, 6.500%	4,401,300

		40,871,466

REITs-Shopping Centers: 1.33%

245,700	Ramco-Gershenson Properties Trust Series D, 7.250%(c)	13,144,950

REITs-Specialized: 3.07%

248,700	EPR Properties Series C, 5.750%	7,133,960

644,101	Series E, 9.000%(c)	23,171,533

		30,305,493

	Total Convertible Preferred Stocks (Cost $94,876,155)	132,680,783

See accompanying Notes to Financial Statements.	17

Schedule of Investments (Note 10) (Unaudited)

Salient Select Income Fund

June 30, 2017

Shares		Value (Note 2)

Preferred Stocks: 45.72%
Oil, Gas & Consumable Fuels: 0.54%

220,000	TravelCenters of America LLC 8.250%(c)	$5,317,400

REITs-Apartments: 2.38%

280,000	Sun Communities, Inc. Series A, 7.125%(c)	7,116,200

630,000	UMH Properties, Inc. Series A, 8.250%(c)	16,392,600

		23,508,800

REITs-Diversified: 2.71%

200,000	Colony NorthStar, Inc. Series I, 7.150%(b)	5,108,000

500,000	CorEnergy Infrastructure Trust, Inc. Series A, 7.375%(c)	12,515,000

262,000	Investors Real Estate Trust Series B, 7.950%(c)	6,584,060

100,000	Landmark Infrastructure Partners LP Series B, 7.900%	2,514,000

		26,721,060

REITs-Healthcare: 1.75%

676,943	Sabra Health Care REIT, Inc. Series A, 7.125%(c)	17,322,971

REITs-Hotels: 8.00%

2,756,900	Ashford Hospitality Prime, Inc. Series B, 5.500%(c)	54,972,586

155,500	Chesapeake Lodging Trust Series A, 7.750%(c)	3,885,167

275,000	Hersha Hospitality Trust Series C, 6.875%(c)	7,045,500

200,000	Series E, 6.500%	5,024,000

177,725	Pebblebrook Hotel Trust Series D, 6.375%	4,519,547

137,500	Summit Hotel Properties, Inc. Series C, 7.125%	3,539,938

		78,986,738

Shares		Value (Note 2)

REITs-Industrial: 0.51%

200,000	Rexford Industrial Realty, Inc. Series A, 5.875%	$5,038,000

REITs-Manufactured Homes: 1.69%

657,290	Equity LifeStyle Properties, Inc. Series C, 6.750%(c)	16,728,031

REITs-Mortgage: 12.40%

957,090	Colony NorthStar, Inc. Series E, 8.750%(c)	25,841,430

371,700	Series G, 7.500%(c)	9,896,513

400,000	Series H, 7.125%(c)	10,300,000

266,011	iStar Financial, Inc. Series D, 8.000%(c)	6,719,438

861,299	Series E, 7.875%(c)	21,800,339

567,811	Series F, 7.800%(c)	14,303,159

848,247	Series G, 7.650%(c)	21,299,482

425,000	Series I, 7.500%(c)	10,493,250

30,657	Resource Capital Corp. 8.625%	758,761

43,466	8.250%	1,044,922

		122,457,294

REITs-Office Property: 1.23%

68,221	City Office REIT, Inc. Series A, 6.625%	1,723,262

263,479	Gramercy Property Trust Series A, 7.125%(c)	7,113,933

2,624	Highwoods Properties, Inc. Series A, 8.625%(c)	3,269,996

		12,107,191

REITs-Regional Malls: 0.89%

340,669	Washington Prime Group, Inc. Series I, 6.875%(c)	8,748,380

REITs-Residential: 2.75%

200,000	Bluerock Residential Growth REIT, Inc. Series A, 8.250%	5,311,000

224,000	Series C, 7.625%	5,863,200

275,000	Series D, 7.125%	6,935,500

See accompanying Notes to Financial Statements.	18

Schedule of Investments (Note 10) (Unaudited)

Salient Select Income Fund

June 30, 2017

Shares		Value (Note 2)

REITs-Residential (continued): 2.75%

329,000	UMH Properties, Inc. Series B, 8.000%	$9,047,500

		27,157,200

REITs-Shopping Centers: 7.94%

350,000	Cedar Realty Trust, Inc. Series B, 7.250%(c)	8,883,000

237,000	Retail Properties of America, Inc. Series A, 7.000%(c)	6,057,720

775,000	Saul Centers, Inc. Series C, 6.875%(c)	19,987,250

710,000	Urstadt Biddle Properties, Inc. Series F, 7.125%(c)	18,268,300

450,000	Series G, 6.750%	11,880,000

390,000	Wheeler Real Estate Investment Trust, Inc. Series B, 9.000%	8,724,300

200,000	Series D, 8.750%	4,610,000

		78,410,570

REITs-Specialized: 1.37%

400,000	CoreSite Realty Corp. Series A, 7.250%(c)	10,232,000

130,215	EPR Properties Series F, 6.625%(c)	3,311,367

		13,543,367

REITs-Warehouse/Industrial: 1.56%

400,000	Monmouth Real Estate Investment Corp. Series C, 6.125%	10,300,000

200,000	STAG Industrial, Inc. Series B, 6.625%(c)	5,100,000

		15,400,000

	Total Preferred Stocks (Cost $389,343,850)	451,447,002

Principal Amount		Value (Note 2)

Contingent Convertible Securities: 0.71%
Department Stores: 0.71%

$10,135,000	JC Penney Corp., Inc., Sr. Unsec. Notes 7.625%, 03/01/97	$6,993,150

	Total Contingent Convertible Securities (Cost $7,347,962)	6,993,150

Corporate Bonds: 1.46%
Department Stores: 1.46%

5,000,000	JC Penney Corp., Inc., Sr. Unsec. Notes 6.375%, 10/15/36(c)	3,618,750

14,135,000	7.400%, 04/01/37	10,777,938

		14,396,688

	Total Corporate Bonds (Cost $13,509,704)	14,396,688

Convertible Corporate Bonds: 4.29%
REITs-Diversified: 4.29%

20,250,000	Consolidated-Tomoka Land Co., Sr. Unsec. Notes 4.500%, 03/15/20	21,060,000

19,000,000	CorEnergy Infrastructure Trust, Inc., Sr. Unsec. Notes 7.000%, 06/15/20	21,291,875

		42,351,875

	Total Convertible Corporate Bonds (Cost $37,895,162)	42,351,875

	Total Investments: 101.57% (Cost $892,472,668)	1,002,838,602

	Net Other Assets and Liabilities: (1.57)%	(15,493,862)

	Net Assets: 100.00%	$987,344,740

Shares

Schedule of Securities Sold Short
Exchange-Traded Funds

(990,300)	Vanguard REIT ETF	$(82,422,669)

	Total Securities Sold Short (Proceeds $82,281,511)	$(82,422,669)

See accompanying Notes to Financial Statements.	19

Schedule of Investments (Note 10) (Unaudited)

Salient Select Income Fund

June 30, 2017

Percentages are stated as a percent of net assets.

(a) Affiliated company. See note 11 for more information.

(b) Non-income producing security.

(c) Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $550,585,368, representing 55.76% of net assets.

Investment Abbreviations:

ETF  — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Sr. — Senior

Unsec. — Unsecured

See accompanying Notes to Financial Statements.	20

Schedule of Investments (Note 10) (Unaudited)

Salient Select Opportunity Fund

June 30, 2017

Shares		Value (Note 2)

Common Stocks: 71.85%
Banks: 13.86%

51,000	Commerzbank AG(a)	$607,544

7,500	Green Bancorp, Inc.(a)(b)	145,500

110,822	Unione di Banche Italiane SpA	476,683

		1,229,727

Capital Goods: 2.88%

11,500	Ferrovial SA	255,274

Financials: 4.39%

2,300	Berkshire Hathaway, Inc., Class B(a)(b)	389,551

Healthcare Providers & Services: 3.43%

175,000	Genesis Healthcare, Inc.(a)(b)	304,500

Hotels & Motels: 4.80%

32,000	Belmond, Ltd., Class A(a)(b)	425,600

Hotels, Restaurants & Leisure: 3.52%

750	Chipotle Mexican Grill, Inc.(a)(b)	312,075

IT Services: 1.08%

2,100	InterXion Holding NV(a)(b)	96,138

Medical-Nursing Homes: 2.45%

14,800	Brookdale Senior Living, Inc.(a)	217,708

REITs-Hotels: 14.89%

92,133	Ashford Hospitality Prime, Inc.(b)	948,049

20,100	Capital Senior Living Corp.(a)	305,721

4,600	La Quinta Holdings, Inc.(a)	67,942

		1,321,712

REITs-Mortgage: 9.35%

20,745	CIM Commercial Trust Corp.(b)	329,846

35,491	Colony NorthStar, Inc., Class A(b)	500,068

		829,914

REITs-Shopping Centers: 1.99%

19,500	DDR Corp.(b)	176,865

REITs-Specialized: 2.45%

21,332	Resource Capital Corp.	216,946

Shares		Value (Note 2)

REITs-Storage: 2.95%

11,900	Jernigan Capital, Inc.	$261,800

REITs-Timber: 3.81%

10,100	Weyerhaeuser Co.(b)	338,350

	Total Common Stocks (Cost $7,048,591)	6,376,160

Limited Partnerships: 2.40%
Capital Markets: 2.40%

6,400	Blackstone Group LP(b)	213,440

	Total Limited Partnerships (Cost $153,632)	213,440

Preferred Stocks: 4.73%
REITs-Residential: 4.73%

15,000	American Homes 4 Rent Series C, 5.500%(b)	420,000

	Total Preferred Stocks (Cost $367,425)	420,000

Principal Amount

Contingent Convertible Securities: 6.38%
Banks: 6.38%

$300,000	Deutsche Bank AG, Jr. Sub. Notes 7.500%, Perpetual Maturity(b)(c)(d)	308,439

250,000	UniCredit SpA, Jr. Sub. Notes 8.000%, Perpetual Maturity(c)(d)	257,405

		565,844

	Total Contingent Convertible Securities (Cost $536,445)	565,844

Corporate Bonds: 4.08%
Department Stores: 4.08%

500,000	JC Penney Corp., Inc., Sr. Unsec. Notes 6.375%, 10/15/36	361,875

	Total Corporate Bonds (Cost $385,745)	361,875

See accompanying Notes to Financial Statements.	21

Schedule of Investments (Note 10) (Unaudited)

Salient Select Opportunity Fund

June 30, 2017

Principal Amount		Value (Note 2)

Convertible Corporate Bonds: 2.34%
REITs-Diversified: 2.34%

$200,000	Consolidated-Tomoka Land Co., Sr. Unsec. 4.500%, 03/15/20(b)	$208,000

	Total Convertible Corporate Bonds (Cost $200,000)	208,000

	Total Investments: 91.78% (Cost $8,691,838)	8,145,319

	Net Other Assets and Liabilities: 8.22%	729,454

	Net Assets: 100.00%	$8,874,773

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was 4,665,528, representing 52.57% of net assets.

(c) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2017.

Investment Abbreviations:

Jr. — Junior

REIT — Real Estate Investment Trust

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

See accompanying Notes to Financial Statements.	22

Schedule of Investments (Note 10) (Unaudited)

Salient Tactical Real Estate Fund

June 30, 2017

Shares		Value (Note 2)

Common Stocks: 116.02%
Healthcare Providers & Services: 0.66%

243,000	Genesis Healthcare, Inc.(a)(b)	$422,820

Hotels, Restaurants & Leisure: 1.94%

94,100	Belmond, Ltd., Class A(a)(b)	1,251,530

IT Services: 2.08%

1,500	Equinix, Inc.(a)	643,740

15,200	InterXion Holding NV(a)(b)	695,856

		1,339,596

Real Estate Operating/Development: 2.00%

53,300	Forest City Realty Trust, Inc., Class A	1,288,261

REITs-Apartments: 10.92%

7,000	American Campus Communities, Inc.	331,100

11,800	AvalonBay Communities, Inc.(a)	2,267,606

64,000	Clipper Realty, Inc.	789,760

30,600	Equity Residential(a)	2,014,398

6,300	Essex Property Trust, Inc.(a)	1,620,801

		7,023,665

REITs-Diversified: 17.29%

27,000	Alexander & Baldwin, Inc.(a)	1,117,260

43,000	American Assets Trust, Inc.(a)	1,693,770

18,600	CoreSite Realty Corp.(a)	1,925,658

63,000	Farmland Partners, Inc.	563,220

7,000	Howard Hughes Corp.(a)(b)	859,880

159,715	Resource Capital Corp.	1,624,302

13,200	Safety Income and Growth, Inc.(b)	252,780

60,000	Urstadt Biddle Properties, Inc., Class A(a)	1,188,000

20,200	Vornado Realty Trust(a)	1,896,780

		11,121,650

REITs-Healthcare: 11.98%

115,300	Brookdale Senior Living, Inc.(b)	1,696,063

95,300	Capital Senior Living Corp.(b)	1,449,513

3,000	Global Medical REIT, Inc.	26,820

140,300	MedEquities Realty Trust, Inc.(a)	1,770,586

72,800	Sabra Health Care REIT, Inc.(a)	1,754,480

Shares		Value (Note 2)

13,500	Welltower, Inc.(a)	$1,010,475

		7,707,937

REITs-Hotels: 6.92%

187,444	Ashford Hospitality Prime, Inc.(a)	1,928,799

101,445	Chatham Lodging Trust(a)	2,038,030

32,900	La Quinta Holdings, Inc.(b)	485,933

		4,452,762

REITs-Mortgage: 6.79%

276,551	Colony NorthStar, Inc., Class A(a)	3,896,604

39,000	iStar, Inc.(a)(b)	469,560

		4,366,164

REITs-Office Property: 18.61%

12,200	Alexandria Real Estate Equities, Inc.	1,469,734

17,100	Digital Realty Trust, Inc.(a)	1,931,445

114,100	Franklin Street Properties Corp.(a)	1,264,228

62,963	Government Properties Income Trust	1,152,853

15,000	HCP, Inc.(a)	479,400

34,400	Liberty Property Trust(a)	1,400,424

85,800	New York REIT, Inc.(a)	741,312

128,100	Paramount Group, Inc.(a)	2,049,600

14,000	SL Green Realty Corp.(a)	1,481,200

		11,970,196

REITs-Regional Malls: 7.42%

44,800	GGP, Inc.(a)	1,055,488

14,400	Macerich Co.(a)	836,064

31,800	Seritage Growth Properties REIT, Class A	1,334,010

25,950	Taubman Centers, Inc.(a)	1,545,322

		4,770,884

REITs-Residential: 0.51%

14,556	American Homes 4 Rent, Class A(a)	328,529

REITs-Shopping Centers: 18.85%

70,600	Acadia Realty Trust	1,962,680

47,000	Brixmor Property Group, Inc.(a)	840,360

178,914	CBL & Associates Properties, Inc.	1,508,245

See accompanying Notes to Financial Statements.	23

Schedule of Investments (Note 10) (Unaudited)

Salient Tactical Real Estate Fund

June 30, 2017

Shares		Value (Note 2)

REITs-Shopping Centers (continued): 18.85%

142,800	DDR Corp.(a)	$1,295,196

26,000	Kimco Realty Corp.(a)	477,100

102,069	Kite Realty Group Trust(a)	1,932,166

68,400	Retail Opportunity Investments Corp.(a)	1,312,596

51,300	Tanger Factory Outlet Centers, Inc.	1,332,774

175,490	Washington Prime Group, Inc.	1,468,851

		12,129,968

REITs-Storage: 4.63%

10,000	Extra Space Storage, Inc.	780,000

85,600	Jernigan Capital, Inc.	1,883,200

13,741	National Storage Affiliates Trust(a)	317,554

		2,980,754

REITs-Timber: 3.31%

63,600	Weyerhaeuser Co.(a)	2,130,600

REITs-Warehouse/Industrial: 2.11%

49,088	STAG Industrial, Inc.(a)	1,354,829

	Total Common Stocks (Cost $70,421,283)	74,640,145

Convertible Preferred Stocks: 1.33%
REITs-Hotels: 1.33%

43,100	Ashford Hospitality Prime, Inc. Series B 5.500%	859,414

	Total Convertible Preferred Stocks (Cost $1,062,589)	859,414

	Total Investments: 117.35% (Cost $71,483,872)	75,499,559

	Net Other Assets and Liabilities: (17.35)%	(11,163,472)

	Net Assets: 100.00%	$64,336,087

Shares

Schedule of Securities Sold Short
Exchange-Traded Funds

(191,200)	Vanguard REIT ETF	$(15,913,576)

	Total Securities Sold Short (Proceeds $15,897,456)	$(15,913,576)

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $43,929,824, representing 68.28% of net assets.

(b) Non-income producing security.

Investment Abbreviations:

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	24

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

	Salient International Real Estate Fund	Salient Real Estate Fund	Salient Select Income Fund
Assets:
Investments in affiliates, at value	$—	$—	$64,710,487
Investments, at value	20,148,772	34,399,816	938,128,115
Cash	1,401,558	740,334	118,554,945
Foreign currency, at value (Cost $15,267, $— and $—, respectively)	15,267	—	—
Deposit with broker for securities sold short	—	—	87,295,925
Receivable for investments sold	1,085,768	—	1,127,749
Receivable for shares sold	—	453,124	420,639
Interest and dividends receivable	71,028	183,358	7,370,966
Other assets	35,219	35,128	148,688

Total Assets	22,757,612	35,811,760	1,217,757,514

Liabilities:
Securities sold short (Proceeds $—, $— and $82,281,511, respectively)	—	—	82,422,669
Payable on loan (Note 2j)	—	—	125,804,353
Payable for interest and commitment fees due on loan (Note 2j)	—	—	50,363
Payable for investments purchased	1,092,311	635,427	18,012,839
Payable for shares redeemed	1,290	31,809	2,547,428
Payable to advisor	18,460	24,549	811,247
Payable for distribution and service fees	9,287	10,959	312,707
Payable to trustees	281	775	15,702
Payable for compliance fees	264	691	16,657
Payable to ReFlow (Note 2n)	—	1,457	—
Payable for legal and audit fees	27,781	28,377	134,092
Accrued expenses and other liabilities	19,359	21,971	284,717

Total Liabilities	1,169,033	756,015	230,412,774

Net Assets	$21,588,579	$35,055,745	$987,344,740

Net Assets Consist of:
Paid-in capital	$107,593,609	$30,106,194	$858,227,362
Accumulated net investment loss	(626,270)	(8,764)	(430,609)
Accumulated net realized gain/(loss)	(86,852,481)	1,441,499	19,323,211
Net unrealized appreciation	1,473,721	3,516,816	110,224,776

Total Net Assets	$21,588,579	$35,055,745	$987,344,740

Investments in Affiliates, At Cost	$—	$—	$68,066,765
Investments, At Cost	$18,675,261	$30,883,000	$824,405,903
Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$14.11	$11.98	$23.68
Net Assets	$576,690	$23,203,025	$37,874,112
Shares of beneficial interest outstanding	40,882	1,936,635	1,599,649
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.98	$9.58	$23.70
Net Assets	$5,416,724	$5,785,116	$427,055,849
Shares of beneficial interest outstanding	387,393	604,173	18,018,384

See accompanying Notes to Financial Statements.	25

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

	Salient International Real Estate Fund (continued)	Salient Real Estate Fund (continued)	Salient Select Income Fund (continued)
Class A:
Net Asset Value, offering and redemption price per share	$14.05	$11.81	$23.75
Net Assets	$9,171,808	$4,219,699	$328,448,449
Shares of beneficial interest outstanding	652,766	357,313	13,828,342
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.91	$12.53	$25.20
Class C:
Net Asset Value, offering and redemption price per share	$14.06	$11.96	$23.12
Net Assets	$6,423,357	$1,847,905	$193,966,330
Shares of beneficial interest outstanding	456,905	154,473	8,388,432

See accompanying Notes to Financial Statements.	26

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

	Salient Select Opportunity Fund	Salient Tactical Real Estate Fund
Assets:
Investments, at value	$8,145,319	$75,499,559
Cash	1,096,224	1,757,704
Deposit with broker for securities sold short	—	17,095,158
Receivable for investments sold	115,058	—
Receivable due from advisor	1,466	—
Interest and dividends receivable	63,741	405,879
Other assets	15,932	35,692

Total Assets	9,437,740	94,793,992

Liabilities:
Securities sold short (Proceeds $— and $15,897,456, respectively)	—	15,913,576
Payable on loan (Note 2j)	530,109	13,163,745
Payable for interest and commitment fees due on loan (Note 2j)	36	4,182
Payable for investments purchased	4,411	1,189,870
Payable for shares redeemed	—	51,668
Payable to advisor	—	53,772
Payable for distribution and service fees	2,181	22,111
Payable to trustees	137	1,002
Payable for compliance fees	129	1,000
Payable for legal and audit fees	21,566	33,323
Accrued expenses and other liabilities	4,398	23,656

Total Liabilities	562,967	30,457,905

Net Assets	$8,874,773	$64,336,087

Net Assets Consist of:
Paid-in capital	$11,986,396	$168,934,609
Accumulated net investment income	118	4,326
Accumulated net realized loss	(2,564,626)	(108,602,419)
Net unrealized appreciation/(depreciation)	(547,115)	3,999,571

Total Net Assets	$8,874,773	$64,336,087

Investments, At Cost	$8,691,838	$71,483,872
Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$25.13	$35.89
Net Assets	$662,123	$1,653,207
Shares of beneficial interest outstanding	26,351	46,057
Institutional Class:
Net Asset Value, offering and redemption price per share	$25.12	$37.05
Net Assets	$4,507,386	$25,227,643
Shares of beneficial interest outstanding	179,467	680,822
Class A:
Net Asset Value, offering and redemption price per share	$25.10	$35.95
Net Assets	$3,356,939	$24,007,169
Shares of beneficial interest outstanding	133,728	667,767
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.63	$38.14
Class C:
Net Asset Value, offering and redemption price per share	$25.08	$35.61
Net Assets	$348,325	$13,448,068
Shares of beneficial interest outstanding	13,890	377,661

See accompanying Notes to Financial Statements.	27

Statement of Operations (Unaudited)

Six Months Ended June 30, 2017

	Salient International Real Estate Fund	Salient Real Estate Fund	Salient Select Income Fund
Investment Income:
Interest	$3,119	$9,043	$3,091,366
Dividends	426,687	711,150	30,629,983
Dividends from affiliated investments	—	—	1,450,093
Foreign taxes withheld	(29,401)	—	—

Total Investment Income	400,405	720,193	35,171,442

Expenses:
Dividend expense on short sales	—	—	397,653
Interest on short sales	—	—	105,821
Investment advisory fee	107,770	159,184	5,220,159
Administration fee	19,693	20,312	396,211
Custodian fee	4,075	2,680	20,225
Legal and audit fees	23,700	26,427	232,829
Transfer agent fee	17,720	26,062	515,841
Trustees’ fees and expenses	2,818	5,131	143,060
Registration/filing fees	31,089	24,477	84,563
Reports to shareholder and printing fees	5,338	12,678	157,798
Distribution and service fees
Investor Class	1,149	49,331	93,087
Institutional Class	1,282	1,535	99,251
Class A	20,777	10,264	844,112
Class B	—	—	4,160
Class C	31,637	10,437	1,001,045
Advisor Class	144	—	12,051
Compliance fees	2,047	3,756	104,490
ReFlow fees (Note 2n)	413	1,488	—
Interest and commitment fees on loan	—	—	1,622,218
Other	5,625	7,796	85,184

Total Expenses	275,277	361,558	11,139,758

Net Investment Income:	125,128	358,635	24,031,684

Net realized loss on affiliated investments	—	—	(4,095,216)
Net realized gain on investments and foreign currency translations	608,178	934,643	31,080,105
Net realized loss on securities sold short	—	—	(9,644,035)
Net realized loss on foreign currency	(1,601)	—	—
Net change in unrealized appreciation/depreciation on affiliated investments	—	—	5,914,660
Net change in unrealized appreciation/depreciation on investments	1,372,526	(1,840,086)	(33,548,188)
Net change in unrealized appreciation/depreciation on securities sold short	—	—	6,015,203
Net change in unrealized appreciation/depreciation on foreign currency transactions	185	—	—

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short and Foreign Currency Translations	1,979,288	(905,443)	(4,277,471)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$2,104,416	$(546,808)	$19,754,213

See accompanying Notes to Financial Statements.	28

Statement of Operations (Unaudited)

Six Months Ended June 30, 2017

	Salient Select Opportunity Fund	Salient Tactical Real Estate Fund
Investment Income:
Interest	$69,224	$27,839
Dividends	166,029	1,511,941
Foreign taxes withheld	(1,670)	(1,829)

Total Investment Income	233,583	1,537,951

Expenses:
Dividend expense on short sales	—	130,363
Interest on short sales	—	11,385
Investment advisory fee	46,055	350,392
Administration fee	8,346	33,561
Custodian fee	1,109	3,937
Legal and audit fees	20,888	35,464
Transfer agent fee	2,875	27,187
Trustees’ fees and expenses	1,236	9,450
Registration/filing fees	25,287	41,696
Reports to shareholder and printing fees	1,991	7,967
Distribution and service fees
Investor Class	1,411	3,975
Institutional Class	1,067	6,354
Class A	10,540	60,833
Class B	—	484
Class C	2,028	74,196
Advisor Class	—	349
Compliance fees	908	6,932
Interest and commitment fees on loan	13,920	152,129
Other	2,875	12,841

Total expenses before waivers	140,536	969,495
Less fees waived/reimbursed by investment advisor (Note 3)	(57,262)	—

Total Expenses	83,274	969,495

Net Investment Income:	150,309	568,456

Net realized gain/(loss) on investments and foreign currency translations	(40,975)	456,726
Net realized loss on securities sold short	—	(727,212)
Net realized loss on foreign currency	(487)	(1,079)
Net change in unrealized appreciation/depreciation on investments	451,650	(2,116,849)
Net change in unrealized appreciation/depreciation on securities sold short	—	279,522
Net change in unrealized appreciation/depreciation on foreign currency transactions	979	(58)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short and Foreign Currency Translations	411,167	(2,108,950)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$561,476	$(1,540,494)

See accompanying Notes to Financial Statements.	29

Statement of Changes in Net Assets

	Salient International Real Estate Fund
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Operations:
Net investment income	$125,128	$108,079
Net realized gain/(loss)	606,577	(1,881,062)
Net change in unrealized appreciation/depreciation	1,372,711	2,031,716

Net increase in net assets resulting from operations	2,104,416	258,733

Distributions to Shareholders:
From net investment income
Investor Class	(11,183)	(61,072)
Institutional Class	(107,644)	(306,665)
Class A	(180,371)	(498,483)
Class C	(106,557)	(316,354)
Advisor Class	(7,975)	(72,606)

Total distributions	(413,730)	(1,255,180)

Share Transactions:
Investor Class
Proceeds from sale of shares	26,411	3,318,066
Issued to shareholders in reinvestment of distributions	10,724	59,841
Cost of shares redeemed	(112,445)	(11,274,977)

Net decrease from share transactions	(75,310)	(7,897,070)

Institutional Class
Proceeds from sale of shares	2,724,766	4,929,778
Issued to shareholders in reinvestment of distributions	71,129	159,212
Cost of shares redeemed	(2,264,634)	(14,126,668)

Net increase/(decrease) from share transactions	531,261	(9,037,678)

Class A
Proceeds from sale of shares	349,990	657,315
Issued to shareholders in reinvestment of distributions	173,675	475,021
Cost of shares redeemed	(1,469,789)	(4,380,616)

Net decrease from share transactions	(946,124)	(3,248,280)

Class C
Proceeds from sale of shares	264,784	314,017
Issued to shareholders in reinvestment of distributions	101,498	297,086
Cost of shares redeemed	(908,022)	(2,610,212)

Net decrease from share transactions	(541,740)	(1,999,109)

Advisor Class
Proceeds from sale of shares	55,717	230,838
Issued to shareholders in reinvestment of distributions	3,748	58,548
Cost of shares redeemed	(759,632)	(4,177,542)

Net decrease from share transactions	(700,167)	(3,888,156)

Net decrease in net assets	$(41,394)	$(27,066,740)

Net Assets:
Beginning of period	21,629,973	48,696,713

End of period (including accumulated net investment loss of $(626,270) and $(337,668), respectively)	$21,588,579	$21,629,973

See accompanying Notes to Financial Statements.	30

Statement of Changes in Net Assets

	Salient International Real Estate Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Changes in Shares Outstanding:
Investor Class
Sold	1,927	265,065
Distributions reinvested	802	4,505
Redeemed	(8,373)	(846,475)

Net decrease in shares outstanding	(5,644)	(576,905)

Institutional Class
Sold	199,503	377,005
Distributions reinvested	5,366	12,303
Redeemed	(164,110)	(1,060,231)

Net increase/(decrease) in shares outstanding	40,759	(670,923)

Class A
Sold	25,984	49,214
Distributions reinvested	13,082	36,572
Redeemed	(108,792)	(325,400)

Net decrease in shares outstanding	(69,726)	(239,614)

Class C
Sold	19,871	23,399
Distributions reinvested	7,667	22,868
Redeemed	(68,054)	(193,493)

Net decrease in shares outstanding	(40,516)	(147,226)

Advisor Class
Sold	4,230	17,760
Distributions reinvested	289	4,447
Redeemed	(58,203)	(311,040)

Net decrease in shares outstanding	(53,684)	(288,833)

(a) Effective March 29, 2017, Advisor Class shares of Salient International Real Estate Fund were terminated and converted to Institutional Class shares.

(b) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

See accompanying Notes to Financial Statements.	31

Statement of Changes in Net Assets

	Salient Real Estate Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)
Operations:
Net investment income/(loss)	$358,635	$(109,988)
Net realized gain	934,643	11,025,637
Net change in unrealized appreciation/depreciation	(1,840,086)	(5,870,442)

Net increase/(decrease) in net assets resulting from operations	(546,808)	5,045,207

Distributions to Shareholders:
From net investment income
Investor Class	(226,497)	(30,023)
Institutional Class	(86,559)	(7,658)
Class A	(41,634)	(5,743)
Class C	(12,709)	—
From net realized gains on investments
Investor Class	—	(6,500,688)
Institutional Class	—	(1,619,171)
Class A	—	(1,202,621)
Class C	—	(625,661)

Total distributions	(367,399)	(9,991,565)

Share Transactions:
Investor Class
Proceeds from sale of shares	5,850,935	25,355,530
Issued to shareholders in reinvestment of distributions	225,030	6,473,803
Cost of shares redeemed	(9,014,629)	(40,589,839)

Net decrease from share transactions	(2,938,664)	(8,760,506)

Institutional Class
Proceeds from sale of shares	4,550,943	17,116,814
Issued to shareholders in reinvestment of distributions	71,049	825,718
Cost of shares redeemed	(4,457,446)	(17,994,657)

Net increase/(decrease) from share transactions	164,546	(52,125)

Class A
Proceeds from sale of shares	431,288	336,975
Issued to shareholders in reinvestment of distributions	38,233	1,084,730
Cost of shares redeemed	(1,001,759)	(1,605,170)

Net decrease from share transactions	(532,238)	(183,465)

Class C
Proceeds from sale of shares	100,796	80,876
Issued to shareholders in reinvestment of distributions	12,307	600,067
Cost of shares redeemed	(840,536)	(897,388)

Net decrease from share transactions	(727,433)	(216,445)

Net decrease in net assets	$(4,947,996)	$(14,158,899)

Net Assets:
Beginning of period	40,003,741	54,162,640

End of period (including accumulated net investment loss of $(8,764) and $0, respectively)	$35,055,745	$40,003,741

See accompanying Notes to Financial Statements.	32

Statement of Changes in Net Assets

	Salient Real Estate Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)
Changes in Shares Outstanding:
Investor Class
Sold	478,992	1,819,666
Distributions reinvested	18,780	515,781
Redeemed	(739,055)	(2,858,855)

Net decrease in shares outstanding	(241,283)	(523,408)

Institutional Class
Sold	466,250	1,448,182
Distributions reinvested	7,413	81,424
Redeemed	(457,815)	(1,518,121)

Net increase in shares outstanding	15,848	11,485

Class A
Sold	36,097	26,253
Distributions reinvested	3,237	87,630
Redeemed	(83,538)	(114,086)

Net decrease in shares outstanding	(44,204)	(203)

Class C
Sold	8,480	5,448
Distributions reinvested	1,029	48,085
Redeemed	(68,758)	(60,449)

Net decrease in shares outstanding	(59,249)	(6,916)

(a) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund.

See accompanying Notes to Financial Statements.	33

Statement of Changes in Net Assets

	Salient Select Income Fund
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Operations:
Net investment income	$24,031,684	$24,896,102
Net realized gain	17,340,854	49,543,678
Net change in unrealized appreciation/depreciation	(21,618,325)	59,315,459

Net increase in net assets resulting from operations	19,754,213	133,755,239

Distributions to Shareholders:
From net investment income
Investor Class	(925,325)	(1,665,584)
Institutional Class	(10,512,726)	(8,134,848)
Class A	(8,407,415)	(9,470,107)
Class B	(9,542)	(57,288)
Class C	(4,231,314)	(4,445,627)
Advisor Class	(375,971)	(1,122,648)
From net realized gains on investments
Investor Class	—	(3,113,481)
Institutional Class	—	(15,206,500)
Class A	—	(17,702,503)
Class B	—	(107,089)
Class C	—	(8,310,226)
Advisor Class	—	(2,098,570)

Total distributions	(24,462,293)	(71,434,471)

Share Transactions:
Investor Class
Proceeds from sale of shares	15,468,668	90,384,615
Issued to shareholders in reinvestment of distributions	908,777	4,751,234
Cost of shares redeemed	(61,092,815)	(92,659,270)

Net increase/(decrease) from share transactions	(44,715,370)	2,476,579

Institutional Class
Proceeds from sale of shares	149,313,615	200,689,427
Issued to shareholders in reinvestment of distributions	8,990,345	20,378,974
Cost of shares redeemed	(87,003,780)	(217,015,412)

Net increase from share transactions	71,300,180	4,052,989

Class A
Proceeds from sale of shares	34,214,353	84,013,702
Issued to shareholders in reinvestment of distributions	7,005,538	22,619,169
Cost of shares redeemed	(125,820,999)	(148,195,374)

Net decrease from share transactions	(84,601,108)	(41,562,503)

Class B
Proceeds from sale of shares	—	897
Issued to shareholders in reinvestment of distributions	3,964	104,519
Cost of shares redeemed	(2,134,584)	(2,318,968)

Net decrease from share transactions	(2,130,620)	(2,213,552)

Class C
Proceeds from sale of shares	7,342,305	13,855,203
Issued to shareholders in reinvestment of distributions	3,672,621	11,183,857
Cost of shares redeemed	(23,784,095)	(56,913,464)

Net decrease from share transactions	(12,769,169)	(31,874,404)

See accompanying Notes to Financial Statements.	34

Statement of Changes in Net Assets

	Salient Select Income Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Advisor Class
Proceeds from sale of shares	8,516,838	27,876,107
Issued to shareholders in reinvestment of distributions	310,776	2,987,180
Cost of shares redeemed	(63,098,471)	(20,360,578)

Net increase/(decrease) from share transactions	(54,270,857)	10,502,709

Net increase/(decrease) in net assets	$(131,895,024)	$3,702,586

Net Assets:
Beginning of period	1,119,239,764	1,115,537,178

End of period (including accumulated net investment loss of $(430,609) and $0, respectively)	$987,344,740	$1,119,239,764

Changes in Shares Outstanding:
Investor Class
Sold	648,014	3,865,706
Distributions reinvested	38,522	202,129
Redeemed	(2,542,402)	(4,024,098)

Net increase/(decrease) in shares outstanding	(1,855,866)	43,737

Institutional Class
Sold	6,255,550	8,615,671
Distributions reinvested	380,544	867,365
Redeemed	(3,650,473)	(9,418,036)

Net increase in shares outstanding	2,985,621	65,000

Class A
Sold	1,425,689	3,603,614
Distributions reinvested	296,017	960,846
Redeemed	(5,271,706)	(6,429,488)

Net decrease in shares outstanding	(3,550,000)	(1,865,028)

Class B
Sold	—	33
Distributions reinvested	170	4,546
Redeemed	(90,203)	(100,628)

Net decrease in shares outstanding	(90,033)	(96,049)

Class C
Sold	315,695	600,156
Distributions reinvested	159,356	487,409
Redeemed	(1,022,482)	(2,546,576)

Net decrease in shares outstanding	(547,431)	(1,459,011)

Advisor Class
Sold	353,839	1,176,224
Distributions reinvested	13,202	126,748
Redeemed	(2,650,083)	(900,377)

Net increase/(decrease) in shares outstanding	(2,283,042)	402,595

(a) Effective March 29, 2017, Advisor Class shares of Salient Select Income Fund were terminated and converted to Institutional Class shares. Effective April 28, 2017, Class B shares of Salient Select Income Fund were terminated and converted to Class A shares.

(b) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

See accompanying Notes to Financial Statements.	35

Statement of Changes in Net Assets

	Salient Select Opportunity Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)
Operations:
Net investment income	$150,309	$255,825
Net realized loss	(41,462)	(1,777,448)
Net change in unrealized appreciation/depreciation	452,629	2,479,926

Net increase in net assets resulting from operations	561,476	958,303

Distributions to Shareholders:
From net investment income
Investor Class	(10,950)	(15,387)
Institutional Class	(79,077)	(86,965)
Class A	(55,410)	(118,411)
Class C	(4,730)	(36,237)
From return of capital
Investor Class	—	(6,416)
Institutional Class	—	(36,262)
Class A	—	(49,373)
Class C	—	(15,110)

Total distributions	(150,167)	(364,161)

Share Transactions:
Investor Class
Proceeds from sale of shares	1,316	75,638
Issued to shareholders in reinvestment of distributions	10,950	21,803
Cost of shares redeemed	(150,706)	(166,497)

Net decrease from share transactions	(138,440)	(69,056)

Institutional Class
Proceeds from sale of shares	606,630	768,671
Issued to shareholders in reinvestment of distributions	37,133	59,168
Cost of shares redeemed	(314,435)	(2,944,533)

Net increase/(decrease) from share transactions	329,328	(2,116,694)

Class A
Proceeds from sale of shares	55,090	2,029,674
Issued to shareholders in reinvestment of distributions	55,380	149,770
Cost of shares redeemed	(950,548)	(5,278,453)

Net decrease from share transactions	(840,078)	(3,099,009)

Class C
Proceeds from sale of shares	—	35,965
Issued to shareholders in reinvestment of distributions	4,555	48,002
Cost of shares redeemed	(610,828)	(2,033,321)

Net decrease from share transactions	(606,273)	(1,949,354)

Net decrease in net assets	$(844,154)	$(6,639,971)

Net Assets:
Beginning of period	9,718,927	16,358,898

End of period (including accumulated net investment income/(loss) of $118 and $(24), respectively)	$8,874,773	$9,718,927

See accompanying Notes to Financial Statements.	36

Statement of Changes in Net Assets

	Salient Select Opportunity Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)
Changes in Shares Outstanding:
Investor Class
Sold	53	3,548
Distributions reinvested	445	1,058
Redeemed	(6,222)	(8,527)

Net decrease in shares outstanding	(5,724)	(3,921)

Institutional Class
Sold	24,631	35,290
Distributions reinvested	1,506	2,868
Redeemed	(12,769)	(150,857)

Net increase/(decrease) in shares outstanding	13,368	(112,699)

Class A
Sold	2,251	100,205
Distributions reinvested	2,249	7,418
Redeemed	(38,373)	(259,131)

Net decrease in shares outstanding	(33,873)	(151,508)

Class C
Sold	—	1,635
Distributions reinvested	185	2,416
Redeemed	(24,894)	(96,851)

Net decrease in shares outstanding	(24,709)	(92,800)

(a) Prior to May 1, 2016, Salient Select Opportunity Fund was known as Forward Select Opportunity Fund.

See accompanying Notes to Financial Statements.	37

Statement of Changes in Net Assets

	Salient Tactical Real Estate Fund
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Operations:
Net investment income/(loss)	$568,456	$(597,642)
Net realized gain/(loss)	(271,565)	11,544,217
Net change in unrealized appreciation/depreciation	(1,837,385)	(623,398)

Net increase/(decrease) in net assets resulting from operations	(1,540,494)	10,323,177

Distributions to Shareholders:
From net investment income
Investor Class	(16,422)	(23,085)
Institutional Class	(248,993)	(537,648)
Class A	(212,974)	(598,126)
Class B	(211)	(4,040)
Class C	(78,420)	(245,807)
Advisor Class	(1,624)	(16,758)

Total distributions	(558,642)	(1,425,464)

Share Transactions:
Investor Class
Proceeds from sale of shares	1,077,214	742,783
Issued to shareholders in reinvestment of distributions	16,171	23,026
Cost of shares redeemed	(1,009,433)	(398,586)

Net increase from share transactions	83,952	367,223

Institutional Class
Proceeds from sale of shares	5,663,217	4,415,204
Issued to shareholders in reinvestment of distributions	248,668	536,556
Cost of shares redeemed	(5,549,809)	(5,075,961)

Net increase/(decrease) from share transactions	362,076	(124,201)

Class A
Proceeds from sale of shares	2,750,703	1,178,111
Issued to shareholders in reinvestment of distributions	188,734	524,887
Cost of shares redeemed	(6,968,867)	(7,611,566)

Net decrease from share transactions	(4,029,430)	(5,908,568)

Class B
Issued to shareholders in reinvestment of distributions	204	3,807
Cost of shares redeemed	(196,975)	(230,544)

Net decrease from share transactions	(196,771)	(226,737)

Class C
Proceeds from sale of shares	122,036	831,994
Issued to shareholders in reinvestment of distributions	74,453	233,023
Cost of shares redeemed	(2,382,052)	(3,332,673)

Net decrease from share transactions	(2,185,563)	(2,267,656)

Advisor Class
Proceeds from sale of shares	724,909	957,997
Issued to shareholders in reinvestment of distributions	1,624	16,758
Cost of shares redeemed	(2,151,650)	(468,237)

Net increase/(decrease) from share transactions	(1,425,117)	506,518

Net increase/(decrease) in net assets	$(9,489,989)	$1,244,292

See accompanying Notes to Financial Statements.	38

Statement of Changes in Net Assets

	Salient Tactical Real Estate Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Net Assets:
Beginning of period	73,826,076	72,581,784

End of period (including accumulated net investment income/(loss) of $4,326 and $(5,488), respectively)	$64,336,087	$73,826,076

Changes in Shares Outstanding:
Investor Class
Sold	29,006	20,769
Distributions reinvested	452	671
Redeemed	(27,912)	(11,915)

Net increase in shares outstanding	1,546	9,525

Institutional Class
Sold	150,030	121,870
Distributions reinvested	6,724	15,180
Redeemed	(147,044)	(142,920)

Net increase/(decrease) in shares outstanding	9,710	(5,870)

Class A
Sold	74,348	33,747
Distributions reinvested	5,262	15,342
Redeemed	(191,408)	(226,305)

Net decrease in shares outstanding	(111,798)	(177,216)

Class B
Distributions reinvested	6	114
Redeemed	(5,433)	(6,824)

Net decrease in shares outstanding	(5,427)	(6,710)

Class C
Sold	3,324	23,618
Distributions reinvested	2,093	6,921
Redeemed	(66,056)	(97,330)

Net decrease in shares outstanding	(60,639)	(66,791)

Advisor Class
Sold	18,873	25,726
Distributions reinvested	44	471
Redeemed	(56,887)	(13,434)

Net increase/(decrease) in shares outstanding	(37,970)	12,763

(a) Effective March 29, 2017, Advisor Class shares of Salient Tactical Real Estate Fund were terminated and converted to Institutional Class shares. Effective April 28, 2017, Class B shares of Salient Tactical Real Estate Fund were terminated and converted to Class A shares.

(b) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund.

See accompanying Notes to Financial Statements.	39

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2017

	Salient Select Income Fund	Salient Select Opportunity Fund	Salient Tactical Real Estate Fund
Cash Flow from Operating Activities:
Net increase/(decrease) in net assets resulting from operations	$19,754,213	$561,476	$(1,540,494)
Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by/(used in) operating activities:
Purchase of investment securities	(157,183,665)	(2,945,605)	(28,221,329)
Proceeds from sale of investment securities	257,576,996	4,429,115	19,662,025
Proceeds from securities sold short transactions	162,810,925	—	25,386,939
Purchases to cover securities sold short transactions	(160,957,088)	—	(25,255,253)
Amortization of premium and accretion of discount on investments	(97,996)	(1,111)	—
Net realized (gain)/loss on investments	(26,984,889)	41,462	(455,647)
Net realized (gain)/loss on securities sold short	9,644,035	—	727,212
Net change in unrealized appreciation/depreciation on investments and securities sold short	21,618,325	(452,629)	1,837,385
Change in assets and liabilities:
(Increase)/decrease in deposit with broker for securities sold short	(1,303,976)	—	20,832
Decrease in receivable due from advisor	—	3,127	—
(Increase)/decrease in interest and dividends receivable	(285,187)	11,837	(80,621)
Increase in other assets	(75,351)	(2,771)	(11,155)
Increase/(Decrease) in payable for interest due on loan	5,868	(130)	344
Decrease in payable for dividend expense on short sales	—	—	(4,050)
Decrease in payable to advisor	(125,406)	—	(7,917)
Decrease in payable for distribution and service fees	(70,311)	(918)	(4,267)
Increase in payable to trustees	13,889	122	884
Decrease in payable for compliance fees	(3,341)	(40)	(298)
Increase in payable for legal and audit fees	73,510	1,635	9,179
Increase/(decrease) in accrued expenses and other liabilities	47,737	(93)	6,058

Net cash provided by/(used in) operating activities	124,458,288	1,645,477	(7,930,173)

Cash Flows from Financing Activities:
Cash (repayment)/drawdown of loan	1,082,949	(985,953)	119,815
Proceeds from sale of shares	219,527,906	663,036	10,384,814
Cost of shares redeemed	(368,308,612)	(2,026,517)	(18,399,086)
Cash distributions paid	(3,570,272)	(42,149)	(28,788)

Net cash used in financing activities	(151,268,029)	(2,391,583)	(7,923,245)

Net Change in Cash for the Period	(26,809,741)	(746,106)	(15,853,418)

Cash Beginning of Period	145,364,686	1,842,330	17,611,122

Cash End of Period	$118,554,945	$1,096,224	$1,757,704

Non-cash financing activities not included herein consist of reinvestment of distributions of:	$20,892,021	$108,018	$529,854
Cash paid for interest and commitment fees on loan during the year was:	$1,616,350	$14,050	$151,785

See accompanying Notes to Financial Statements.	40

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$13.04		$13.60	$14.74	$15.65		$17.26	$12.17
Income/(Loss) from Operations:
Net investment income(c)	0.08		0.02	0.21	0.18		0.38	0.46
Net realized and unrealized gain/(loss) on investments	1.26		0.07	(0.79)	0.02		(1.01)	6.03

Total from Investment Operations	1.34		0.09	(0.58)	0.20		(0.63)	6.49

Less Distributions:
From investment income	(0.27)		(0.65)	(0.56)	(1.11)		(0.98)	(1.40)

Total Distributions	(0.27)		(0.65)	(0.56)	(1.11)		(0.98)	(1.40)

Net Increase/(Decrease) in Net Asset Value	1.07		(0.56)	(1.14)	(0.91)		(1.61)	5.09

Net Asset Value, End of Period	$14.11		$13.04	$13.60	$14.74		$15.65	$17.26

Total Return	10.31	%(d)	0.74%	(4.08)%	1.33%		(3.51)%	54.05%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$577		$607	$8,479	$15,385		$51,393	$12,027
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.22	%(e)	0.17%	1.41%	1.17%		2.30%	2.76%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	1.79	%(f)	1.75%	1.80%
Operating expenses excluding reimbursement/waiver	2.45	%(e)	2.12%	1.86%	1.79%		1.75%	1.84%
Portfolio Turnover Rate	36	%(d)	80%	281%	242%		202%	209%

(a) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the expense limitation agreement expired.

See accompanying Notes to Financial Statements.	41

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$12.93		$13.51	$14.65	$15.61		$17.24		$12.13
Income/(Loss) from Operations:
Net investment income(c)	0.12		0.10	0.25	0.38		0.43		0.47
Net realized and unrealized gain/(loss) on investments	1.22		0.04	(0.78)	(0.12)		(1.02)		6.07

Total from Investment Operations	1.34		0.14	(0.53)	0.26		(0.59)		6.54

Less Distributions:
From investment income	(0.29)		(0.72)	(0.61)	(1.22)		(1.04)		(1.43)

Total Distributions	(0.29)		(0.72)	(0.61)	(1.22)		(1.04)		(1.43)

Net Increase/(Decrease) in Net Asset Value	1.05		(0.58)	(1.14)	(0.96)		(1.63)		5.11

Net Asset Value, End of Period	$13.98		$12.93	$13.51	$14.65		$15.61		$17.24

Total Return	10.60	%(d)	0.98%	(3.76)%	1.75%		(3.31)%		54.75%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,417		$4,481	$13,746	$24,886		$64,484		$62,978
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.77	%(e)	0.74%	1.68%	2.47%		2.52%		2.81%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	1.45	%(f)	1.40	%(g)	1.40%
Operating expenses excluding reimbursement/waiver	2.08	%(e)	1.90%	1.52%	1.47%		1.40%		1.43%
Portfolio Turnover Rate	36	%(d)	80%	281%	242%		202%		209%

(a) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the expense limitation agreement expired.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.40% to 1.45%.

See accompanying Notes to Financial Statements.	42

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund(a)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$12.99		$13.59	$14.72	$15.68		$17.28		$12.17
Income/(Loss) from Operations:
Net investment income(c)	0.08		0.04	0.19	0.35		0.31		0.41
Net realized and unrealized gain/(loss) on investments	1.24		0.03	(0.77)	(0.15)		(0.97)		6.09

Total from Investment Operations	1.32		0.07	(0.58)	0.20		(0.66)		6.50

Less Distributions:
From investment income	(0.26)		(0.67)	(0.55)	(1.16)		(0.94)		(1.39)

Total Distributions	(0.26)		(0.67)	(0.55)	(1.16)		(0.94)		(1.39)

Net Increase/(Decrease) in Net Asset Value	1.06		(0.60)	(1.13)	(0.96)		(1.60)		5.11

Net Asset Value, End of Period	$14.05		$12.99	$13.59	$14.72		$15.68		$17.28

Total Return(d)	10.32	%(e)	0.60%	(4.09)%	1.32%		(3.71)%		54.06%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$9,172		$9,384	$13,070	$25,369		$33,913		$74,449
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.20	%(f)	0.33%	1.27%	2.22%		1.80%		2.51%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	1.85	%(g)	1.80	%(h)	1.77	%(i)
Operating expenses excluding reimbursement/waiver	2.50	%(f)	2.35%	1.91%	1.87%		1.80%		1.83%
Portfolio Turnover Rate	36	%(e)	80%	281%	242%		202%		209%

(a) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2014, the expense limitation agreement expired.

(h) Effective May 1, 2013, the annual expense limitation rate changed from 1.80% to 1.85%.

(i) Effective May 1, 2012, the annual expense limitation rate changed from 1.65% to 1.80%.

See accompanying Notes to Financial Statements.	43

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund(a)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$13.00		$13.62		$14.75	$15.71		$17.33	$12.20
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.05		(0.03	)(d)	0.12	0.26		0.27	0.29
Net realized and unrealized gain/(loss) on investments	1.24		0.03		(0.78)	(0.15)		(1.02)	6.12

Total from Investment Operations	1.29		0.00		(0.66)	0.11		(0.75)	6.41

Less Distributions:
From investment income	(0.23)		(0.62)		(0.47)	(1.07)		(0.87)	(1.28)

Total Distributions	(0.23)		(0.62)		(0.47)	(1.07)		(0.87)	(1.28)

Net Increase/(Decrease) in Net Asset Value	1.06		(0.62)		(1.13)	(0.96)		(1.62)	5.13

Net Asset Value, End of Period	$14.06		$13.00		$13.62	$14.75		$15.71	$17.33

Total Return(e)	10.11	%(f)	(0.02)%		(4.62)%	0.75%		(4.23)%	53.13%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,423		$6,465		$8,777	$11,896		$14,421	$12,780
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	0.68	%(g)	(0.22)%		0.79%	1.66%		1.60%	1.81%
Operating expenses including reimbursement/waiver	n/a		n/a		n/a	2.40	%(h)	2.39%	2.40%
Operating expenses excluding reimbursement/waiver	3.04	%(g)	2.90%		2.47%	2.42%		2.39%	2.48%
Portfolio Turnover Rate	36	%(f)	80%		281%	242%		202%	209%

(a) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2014, the expense limitation agreement expired.

See accompanying Notes to Financial Statements.	44

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$12.28		$14.22	$17.45	$14.73	$14.97	$12.71
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.11		(0.03)	0.16	0.18	0.15	0.11
Net realized and unrealized gain/(loss) on investments	(0.29)		1.74	(0.06)	3.96	0.22	2.26

Total from Investment Operations	(0.18)		1.71	0.10	4.14	0.37	2.37

Less Distributions:
From investment income	(0.12)		(0.01)	(0.15)	(0.18)	(0.11)	(0.11)
From capital gains	—		(3.64)	(3.18)	(1.24)	(0.50)	—

Total Distributions	(0.12)		(3.65)	(3.33)	(1.42)	(0.61)	(0.11)

Net Increase/(Decrease) in Net Asset Value	(0.30)		(1.94)	(3.23)	2.72	(0.24)	2.26

Net Asset Value, End of Period	$11.98		$12.28	$14.22	$17.45	$14.73	$14.97

Total Return	(1.42	)%(d)	12.03%	0.91%	28.30%	2.47%	18.69%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$23,203		$26,735	$38,420	$73,060	$59,219	$25,602
Ratios to Average Net Assets:
Net investment income/(loss)	1.89	%(e)	(0.23)%	0.93%	1.10%	0.99%	0.78%
Operating expenses	1.95	%(e)	1.87%	1.70%	1.58%	1.63%	1.67%
Portfolio Turnover Rate	26	%(d)	81%	88%	85%	58%	33%

(a) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	45

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$9.84		$12.06		$15.30	$13.06	$13.35	$11.34
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.11		(0.00	)(d)	0.19	0.21	0.18	0.17
Net realized and unrealized gain/(loss) on investments	(0.23)		1.48		(0.04)	3.51	0.20	2.01

Total from Investment Operations	(0.12)		1.48		0.15	3.72	0.38	2.18

Less Distributions:
From investment income	(0.14)		(0.02)		(0.21)	(0.24)	(0.17)	(0.17)
From capital gains	—		(3.68)		(3.18)	(1.24)	(0.50)	—

Total Distributions	(0.14)		(3.70)		(3.39)	(1.48)	(0.67)	(0.17)

Net Increase/(Decrease) in Net Asset Value	(0.26)		(2.22)		(3.24)	2.24	(0.29)	2.01

Net Asset Value, End of Period	$9.58		$9.84		$12.06	$15.30	$13.06	$13.35

Total Return	(1.33	)%(e)	12.44%		1.39%	28.77%	2.81%	19.28%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,785		$5,790		$6,954	$9,065	$9,625	$4,454
Ratios to Average Net Assets:
Net investment income/(loss)	2.30	%(f)	(0.03)%		1.27%	1.42%	1.30%	1.30%
Operating expenses	1.60	%(f)	1.53%		1.35%	1.22%	1.28%	1.25%
Portfolio Turnover Rate	26	%(e)	81%		88%	85%	58%	33%

(a) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	46

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund(a)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$12.10		$14.07	$17.29	$14.61	$14.85	$12.60
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.11		(0.04)	0.14	0.17	0.11	0.12
Net realized and unrealized gain/(loss) on investments	(0.29)		1.71	(0.04)	3.92	0.26	2.25

Total from Investment Operations	(0.18)		1.67	0.10	4.09	0.37	2.37

Less Distributions:
From investment income	(0.11)		(0.01)	(0.14)	(0.17)	(0.11)	(0.12)
From capital gains	—		(3.63)	(3.18)	(1.24)	(0.50)	—

Total Distributions	(0.11)		(3.64)	(3.32)	(1.41)	(0.61)	(0.12)

Net Increase/(Decrease) in Net Asset Value	(0.29)		(1.97)	(3.22)	2.68	(0.24)	2.25

Net Asset Value, End of Period	$11.81		$12.10	$14.07	$17.29	$14.61	$14.85

Total Return(d)	(1.46	)%(e)	12.00%	0.87%	28.29%	2.44%	18.83%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,220		$4,859	$5,653	$6,846	$6,351	$6,994
Ratios to Average Net Assets:
Net investment income/(loss)	1.84	%(f)	(0.25)%	0.82%	1.00%	0.69%	0.82%
Operating expenses	2.00	%(f)	1.92%	1.76%	1.63%	1.66%	1.62%
Portfolio Turnover Rate	26	%(e)	81%	88%	85%	58%	33%

(a) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	47

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund(a)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$12.25		$14.21	$17.44	$14.73	$14.99	$12.72
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.08		(0.12)	0.05	0.12	0.02	0.02
Net realized and unrealized gain/(loss) on investments	(0.29)		1.72	(0.04)	3.92	0.25	2.27

Total from Investment Operations	(0.21)		1.60	0.01	4.04	0.27	2.29

Less Distributions:
From investment income	(0.08)		—	(0.06)	(0.09)	(0.03)	(0.02)
From capital gains	—		(3.56)	(3.18)	(1.24)	(0.50)	—

Total Distributions	(0.08)		(3.56)	(3.24)	(1.33)	(0.53)	(0.02)

Net Increase/(Decrease) in Net Asset Value	(0.29)		(1.96)	(3.23)	2.71	(0.26)	2.27

Net Asset Value, End of Period	$11.96		$12.25	$14.21	$17.44	$14.73	$14.99

Total Return(d)	(1.73	)%(e)	11.34%	0.36%	27.57%	1.79%	18.04%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,848		$2,619	$3,135	$3,644	$2,117	$2,190
Ratios to Average Net Assets:
Net investment income/(loss)	1.28	%(f)	(0.81)%	0.27%	0.71%	0.13%	0.17%
Operating expenses	2.55	%(f)	2.47%	2.31%	2.19%	2.23%	2.27%
Portfolio Turnover Rate	26	%(e)	81%	88%	85%	58%	33%

(a) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	48

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$23.79		$22.34	$25.40	$23.50	$24.38	$22.01
Income/(Loss) from Operations:
Net investment income(c)	0.50		0.52	0.72	0.75	1.01	1.18
Net realized and unrealized gain/(loss) on investments	(0.05)		2.47	(1.01)	3.12	0.05	2.95

Total from Investment Operations	0.45		2.99	(0.29)	3.87	1.06	4.13

Less Distributions:
From investment income	(0.56)		(0.53)	(0.75)	(0.75)	(1.11)	(1.59)
From capital gains	—		(1.01)	(1.98)	(1.22)	(0.83)	—
From return of capital	—		—	(0.04)	—	—	(0.17)

Total Distributions	(0.56)		(1.54)	(2.77)	(1.97)	(1.94)	(1.76)

Net Increase/(Decrease) in Net Asset Value	(0.11)		1.45	(3.06)	1.90	(0.88)	2.37

Net Asset Value, End of Period	$23.68		$23.79	$22.34	$25.40	$23.50	$24.38

Total Return	1.87	%(d)	13.66%	(1.09)%	16.75%	4.33%	19.23%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$37,874		$82,206	$76,217	$115,091	$98,756	$41,499
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.62	%(e)	2.84%	3.26%	3.21%	4.20%	5.16%
Operating expenses	1.74	%(e)	1.70%	1.62%	1.61%	1.60%	1.59%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.21	%(e)	2.24%	2.83%	2.99%	4.04%	4.92%
Operating expenses	2.15	%(e)	2.30%	2.05%	1.83%	1.75%	1.83%
Portfolio Turnover Rate	16	%(d)	46%	39%	32%	50%	53%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	49

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$23.82		$22.36	$25.43	$23.53	$24.40	$22.00
Income/(Loss) from Operations:
Net investment income(c)	0.60		0.62	0.81	0.85	1.01	1.04
Net realized and unrealized gain/(loss) on investments	(0.11)		2.46	(1.01)	3.11	0.14	3.18

Total from Investment Operations	0.49		3.08	(0.20)	3.96	1.15	4.22

Less Distributions:
From investment income	(0.61)		(0.59)	(0.82)	(0.84)	(1.17)	(1.65)
From capital gains	—		(1.03)	(2.01)	(1.22)	(0.85)	—
From return of capital	—		—	(0.04)	—	—	(0.17)

Total Distributions	(0.61)		(1.62)	(2.87)	(2.06)	(2.02)	(1.82)

Net Increase/(Decrease) in Net Asset Value	(0.12)		1.46	(3.07)	1.90	(0.87)	2.40

Net Asset Value, End of Period	$23.70		$23.82	$22.36	$25.43	$23.53	$24.40

Total Return	2.08	%(d)	14.09%	(0.75)%	17.16%	4.71%	19.66%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$427,056		$358,059	$334,705	$637,666	$494,495	$654,961
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.49	%(e)	3.24%	3.62%	3.59%	4.18%	4.59%
Operating expenses	1.39	%(e)	1.35%	1.27%	1.26%	1.22%	1.18%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.08	%(e)	2.64%	3.19%	3.37%	4.02%	4.35%
Operating expenses	1.80	%(e)	1.95%	1.70%	1.48%	1.37%	1.42%
Portfolio Turnover Rate	16	%(d)	46%	39%	32%	50%	53%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	50

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$23.87		$22.41	$25.47	$23.56	$24.43	$22.03
Income/(Loss) from Operations:
Net investment income(c)	0.53		0.52	0.73	0.75	0.92	0.94
Net realized and unrealized gain/(loss) on investments	(0.09)		2.47	(1.03)	3.12	0.12	3.19

Total from Investment Operations	0.44		2.99	(0.30)	3.87	1.04	4.13

Less Distributions:
From investment income	(0.56)		(0.52)	(0.74)	(0.74)	(1.08)	(1.57)
From capital gains	—		(1.01)	(1.98)	(1.22)	(0.83)	—
From return of capital	—		—	(0.04)	—	—	(0.16)

Total Distributions	(0.56)		(1.53)	(2.76)	(1.96)	(1.91)	(1.73)

Net Increase/(Decrease) in Net Asset Value	(0.12)		1.46	(3.06)	1.91	(0.87)	2.40

Net Asset Value, End of Period	$23.75		$23.87	$22.41	$25.47	$23.56	$24.43

Total Return(d)	1.91	%(e)	13.56%	(1.12)%	16.72%	4.26%	19.22%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$328,448		$414,748	$431,167	$676,775	$540,264	$754,615
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.92	%(f)	2.83%	3.31%	3.17%	3.79%	4.19%
Operating expenses	1.79	%(f)	1.75%	1.68%	1.66%	1.62%	1.54%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.51	%(f)	2.23%	2.88%	2.95%	3.63%	3.95%
Operating expenses	2.20	%(f)	2.35%	2.11%	1.88%	1.77%	1.77%
Portfolio Turnover Rate	16	%(e)	46%	39%	32%	50%	53%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	51

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$23.25		$21.87	$24.93	$23.10	$23.99	$21.66
Income/(Loss) from Operations:
Net investment income(c)	0.46		0.38	0.62	0.59	0.78	0.77
Net realized and unrealized gain/(loss) on investments	(0.09)		2.40	(1.05)	3.06	0.11	3.14

Total from Investment Operations	0.37		2.78	(0.43)	3.65	0.89	3.91

Less Distributions:
From investment income	(0.50)		(0.43)	(0.65)	(0.60)	(0.98)	(1.43)
From capital gains	—		(0.97)	(1.95)	(1.22)	(0.80)	—
From return of capital	—		—	(0.03)	—	—	(0.15)

Total Distributions	(0.50)		(1.40)	(2.63)	(1.82)	(1.78)	(1.58)

Net Increase/(Decrease) in Net Asset Value	(0.13)		1.38	(3.06)	1.83	(0.89)	2.33

Net Asset Value, End of Period	$23.12		$23.25	$21.87	$24.93	$23.10	$23.99

Total Return(d)	1.60	%(e)	12.96%	(1.67)%	16.07%	3.68%	18.47%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$193,966		$207,758	$227,301	$271,510	$264,263	$308,131
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.44	%(f)	2.28%	2.94%	2.61%	3.31%	3.53%
Operating expenses	2.34	%(f)	2.30%	2.23%	2.20%	2.19%	2.18%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.03	%(f)	1.68%	2.51%	2.39%	3.16%	3.29%
Operating expenses	2.75	%(f)	2.90%	2.66%	2.42%	2.34%	2.42%
Portfolio Turnover Rate	16	%(e)	46%	39%	32%	50%	53%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	52

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund(a)

	Investor Class(b)
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Period Ended December 31, 2014
Net Asset Value, Beginning of Period	$24.06		$21.39	$24.84	$28.86
Income/(Loss) from Operations:
Net investment income(d)	0.38		0.46	0.58	0.46
Net realized and unrealized gain/(loss) on investments	1.10		2.90	(3.33)	(1.52	)(e)

Total from Investment Operations	1.48		3.36	(2.75)	(1.06)

Less Distributions:
From investment income	(0.41)		(0.49)	(0.62)	(0.54)
From capital gains	—		—	—	(2.42)
From return of capital	—		(0.20)	(0.08)	—

Total Distributions	(0.41)		(0.69)	(0.70)	(2.96)

Net Increase/(Decrease) in Net Asset Value	1.07		2.67	(3.45)	(4.02)

Net Asset Value, End of Period	$25.13		$24.06	$21.39	$24.84

Total Return	6.21	%(f)	16.30%	(11.30)%	(3.65	)%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$662		$772	$770	$1,013
Ratios to Average Net Assets (excluding interest expense):
Net investment income	3.41	%(g)	2.39%	2.49%	2.06	%(g)
Operating expenses including reimbursement/waiver	1.58	%(g)	1.58%	1.58%	1.58	%(g)
Operating expenses excluding reimbursement/waiver	2.83	%(g)	2.64%	2.06%	2.02	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.11	%(g)	2.22%	2.36%	2.00	%(g)
Operating expenses including reimbursement/waiver	1.88	%(g)	1.75%	1.71%	1.64	%(g)
Operating expenses excluding reimbursement/waiver	3.13	%(g)	2.81%	2.19%	2.08	%(g)
Portfolio Turnover Rate	34	%(f)	30%	104%	181	%(h)

(a) Prior to May 1, 2016, Salient Select Opportunity Fund was known as Forward Select Opportunity Fund.

(b) The Fund began offering Investor Class shares on June 2, 2014.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2014.

See accompanying Notes to Financial Statements.	53

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Period Ended December 31, 2013
Net Asset Value, Beginning of Period	$24.04		$21.38	$24.83	$26.06	$25.00
Income/(Loss) from Operations:
Net investment income(c)	0.45		0.52	0.66	0.53	0.13
Net realized and unrealized gain/(loss) on investments	1.08		2.91	(3.33)	1.40	1.16

Total from Investment Operations	1.53		3.43	(2.67)	1.93	1.29

Less Distributions:
From investment income	(0.45)		(0.54)	(0.70)	(0.74)	(0.11)
From capital gains	—		—	—	(2.42)	(0.12)
From return of capital	—		(0.23)	(0.08)	—	—

Total Distributions	(0.45)		(0.77)	(0.78)	(3.16)	(0.23)

Net Increase/(Decrease) in Net Asset Value	1.08		2.66	(3.45)	(1.23)	1.06

Net Asset Value, End of Period	$25.12		$24.04	$21.38	$24.83	$26.06

Total Return	6.36	%(d)	16.68%	(11.01)%	7.43%	5.19	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,507		$3,993	$5,960	$6,046	$9,749
Ratios to Average Net Assets (excluding interest expense):
Net investment income	4.00	%(e)	2.69%	2.83%	1.96%	1.26	%(e)
Operating expenses including reimbursement/waiver	1.23	%(e)	1.23%	1.23%	1.23%	1.23	%(e)
Operating expenses excluding reimbursement/waiver	2.47	%(e)	2.28%	1.71%	1.59%	2.29	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.70	%(e)	2.52%	2.70%	1.90%	n/a
Operating expenses including reimbursement/waiver	1.53	%(e)	1.40%	1.36%	1.29%	n/a
Operating expenses excluding reimbursement/waiver	2.77	%(e)	2.45%	1.84%	1.65%	n/a
Portfolio Turnover Rate	34	%(d)	30%	104%	181%	46	%(d)

(a) Salient Select Opportunity Fund commenced operations on August 1, 2013. Prior to May 1, 2016, Salient Select opportunity Fund was known as Forward Select Opportunity Fund. Prior to December 23, 2013, Forward Select Opportunity Fund was known as Forward Select Income Opportunity Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	54

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund(a)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Period Ended December 31, 2013
Net Asset Value, Beginning of Period	$24.03		$21.38	$24.83	$26.05	$25.00
Income/(Loss) from Operations:
Net investment income(c)	0.36		0.46	0.53	0.41	0.13
Net realized and unrealized gain/(loss) on investments	1.10		2.86	(3.32)	1.38	1.11

Total from Investment Operations	1.46		3.32	(2.79)	1.79	1.24

Less Distributions:
From investment income	(0.39)		(0.47)	(0.59)	(0.59)	(0.08)
From capital gains	—		—	—	(2.42)	(0.11)
From return of capital	—		(0.20)	(0.07)	—	—

Total Distributions	(0.39)		(0.67)	(0.66)	(3.01)	(0.19)

Net Increase/(Decrease) in Net Asset Value	1.07		2.65	(3.45)	(1.22)	1.05

Net Asset Value, End of Period	$25.10		$24.03	$21.38	$24.83	$26.05

Total Return(d)	6.12	%(e)	16.08%	(11.45)%	6.89%	4.98	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,357		$4,028	$6,822	$13,510	$14,521
Ratios to Average Net Assets (excluding interest expense):
Net investment income	3.22	%(f)	2.41%	2.26%	1.54%	1.22	%(f)
Operating expenses including reimbursement/waiver	1.73	%(f)	1.73%	1.73%	1.73%	1.73	%(f)
Operating expenses excluding reimbursement/waiver	2.98	%(f)	2.75%	2.19%	2.09%	2.59	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.92	%(f)	2.24%	2.13%	1.48%	n/a
Operating expenses including reimbursement/waiver	2.03	%(f)	1.90%	1.86%	1.79%	n/a
Operating expenses excluding reimbursement/waiver	3.28	%(f)	2.92%	2.32%	2.15%	n/a
Portfolio Turnover Rate	34	%(e)	30%	104%	181%	46	%(e)

(a) Salient Select Opportunity Fund commenced operations on August 1, 2013. Prior to May 1, 2016, Salient Select Opportunity Fund was known as Forward Select Opportunity Fund. Prior to December 23, 2013, Forward Select Opportunity Fund was known as Forward Select Income Opportunity Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	55

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund(a)

	Class C(b)
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Period Ended December 31, 2014
Net Asset Value, Beginning of Period	$24.01		$21.36	$24.80	$27.11
Income/(Loss) from Operations:
Net investment income(d)	0.26		0.34	0.47	0.32
Net realized and unrealized gain/(loss) on investments	1.15		2.87	(3.36)	0.30

Total from Investment Operations	1.41		3.21	(2.89)	0.62

Less Distributions:
From investment income	(0.34)		(0.39)	(0.49)	(0.51)
From capital gains	—		—	—	(2.42)
From return of capital	—		(0.17)	(0.06)	—

Total Distributions	(0.34)		(0.56)	(0.55)	(2.93)

Net Increase/(Decrease) in Net Asset Value	1.07		2.65	(3.44)	(2.31)

Net Asset Value, End of Period	$25.08		$24.01	$21.36	$24.80

Total Return(e)	5.89	%(f)	15.53%	(11.84)%	2.30	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$348		$927	$2,807	$1,266
Ratios to Average Net Assets (excluding interest expense):
Net investment income	2.46	%(g)	1.82%	2.06%	1.28	%(g)
Operating expenses including reimbursement/waiver	2.18	%(g)	2.18%	2.18%	2.18	%(g)
Operating expenses excluding reimbursement/waiver	3.44	%(g)	3.19%	2.66%	2.57	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.16	%(g)	1.65%	1.93%	1.22	%(g)
Operating expenses including reimbursement/waiver	2.48	%(g)	2.35%	2.31%	2.24	%(g)
Operating expenses excluding reimbursement/waiver	3.74	%(g)	3.36%	2.79%	2.63	%(g)
Portfolio Turnover Rate	34	%(f)	30%	104%	181	%(h)

(a) Prior to May 1, 2016, Salient Select Opportunity Fund was known as Forward Select Opportunity Fund.

(b) The Fund began offering Class C shares on February 18, 2014.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2014.

See accompanying Notes to Financial Statements.	56

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$36.96		$32.55	$33.53	$27.29	$27.05	$22.48
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.30		(0.30)	0.38	0.36	0.24	0.32
Net realized and unrealized gain/(loss) on investments	(1.06)		5.45	(0.97)	6.19	0.40	4.82

Total from Investment Operations	(0.76)		5.15	(0.59)	6.55	0.64	5.14

Less Distributions:
From investment income	(0.31)		(0.74)	(0.39)	(0.31)	(0.40)	(0.57)

Total Distributions	(0.31)		(0.74)	(0.39)	(0.31)	(0.40)	(0.57)

Net Increase/(Decrease) in Net Asset Value	(1.07)		4.41	(0.98)	6.24	0.24	4.57

Net Asset Value, End of Period	$35.89		$36.96	$32.55	$33.53	$27.29	$27.05

Total Return	(2.06	)%(d)	16.03%	(1.71)%	24.01%	2.37%	22.98%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,653		$1,645	$1,139	$2,172	$736	$1,894
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.48	%(e)	0.40%	1.66%	1.83%	1.47%	1.91%
Operating expenses	1.91	%(e)	1.89%	1.80%	1.82%	1.79%	1.73%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	1.64	%(e)	(0.87)%	1.14%	1.15%	0.83%	1.24%
Operating expenses	2.75	%(e)	3.16%	2.32%	2.50%	2.44%	2.40%
Portfolio Turnover Rate	26	%(d)	82%	77%	45%	63%	53%

(a) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	57

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$38.15		$33.56	$34.55	$28.12	$27.87	$23.10
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.37		(0.17)	0.66	0.40	0.38	0.31
Net realized and unrealized gain/(loss) on investments	(1.10)		5.62	(1.15)	6.45	0.39	5.10

Total from Investment Operations	(0.73)		5.45	(0.49)	6.85	0.77	5.41

Less Distributions:
From investment income	(0.37)		(0.86)	(0.50)	(0.42)	(0.52)	(0.64)

Total Distributions	(0.37)		(0.86)	(0.50)	(0.42)	(0.52)	(0.64)

Net Increase/(Decrease) in Net Asset Value	(1.10)		4.59	(0.99)	6.43	0.25	4.77

Net Asset Value, End of Period	$37.05		$38.15	$33.56	$34.55	$28.12	$27.87

Total Return	(1.88	)%(d)	16.42%	(1.39)%	24.44%	2.73%	23.54%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$25,228		$25,601	$22,717	$14,217	$14,926	$13,598
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.85	%(e)	0.79%	2.44%	1.95%	1.93%	1.85%
Operating expenses	1.56	%(e)	1.54%	1.45%	1.46%	1.42%	1.37%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	2.01	%(e)	(0.48)%	1.92%	1.27%	1.29%	1.18%
Operating expenses	2.40	%(e)	2.81%	1.97%	2.14%	2.07%	2.03%
Portfolio Turnover Rate	26	%(d)	82%	77%	45%	63%	53%

(a) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	58

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund(a)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$37.02		$32.59	$33.59	$27.35	$27.12	$22.50
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.29		(0.29)	0.42	0.28	0.23	0.19
Net realized and unrealized gain/(loss) on investments	(1.06)		5.44	(1.02)	6.25	0.40	4.98

Total from Investment Operations	(0.77)		5.15	(0.60)	6.53	0.63	5.17

Less Distributions:
From investment income	(0.30)		(0.72)	(0.40)	(0.29)	(0.40)	(0.55)

Total Distributions	(0.30)		(0.72)	(0.40)	(0.29)	(0.40)	(0.55)

Net Increase/(Decrease) in Net Asset Value	(1.07)		4.43	(1.00)	6.24	0.23	4.62

Net Asset Value, End of Period	$35.95		$37.02	$32.59	$33.59	$27.35	$27.12

Total Return(d)	(2.06	)%(e)	15.95%	(1.78)%	23.94%	2.30%	23.07%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$24,007		$28,859	$31,179	$35,410	$30,582	$35,831
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.44	%(f)	0.41%	1.76%	1.58%	1.47%	1.40%
Operating expenses	1.96	%(f)	1.94%	1.85%	1.87%	1.82%	1.72%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	1.60	%(f)	(0.86)%	1.24%	0.90%	0.82%	0.74%
Operating expenses	2.80	%(f)	3.21%	2.37%	2.55%	2.46%	2.39%
Portfolio Turnover Rate	26	%(e)	82%	77%	45%	63%	53%

(a) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	59

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund(a)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$36.67		$32.28	$33.32	$27.14	$26.93	$22.34
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.19		(0.48)	0.23	0.11	0.08	0.02
Net realized and unrealized gain/(loss) on investments	(1.05)		5.40	(1.01)	6.19	0.39	4.95

Total from Investment Operations	(0.86)		4.92	(0.78)	6.30	0.47	4.97

Less Distributions:
From investment income	(0.20)		(0.53)	(0.26)	(0.12)	(0.26)	(0.38)

Total Distributions	(0.20)		(0.53)	(0.26)	(0.12)	(0.26)	(0.38)

Net Increase/(Decrease) in Net Asset Value	(1.06)		4.39	(1.04)	6.18	0.21	4.59

Net Asset Value, End of Period	$35.61		$36.67	$32.28	$33.32	$27.14	$26.93

Total Return(d)	(2.35	)%(e)	15.32%	(2.31)%	23.22%	1.73%	22.30%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$13,448		$16,071	$16,307	$17,936	$17,095	$19,171
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income/(loss)	1.92	%(f)	(0.14)%	1.21%	1.03%	0.92%	0.74%
Operating expenses	2.51	%(f)	2.49%	2.40%	2.42%	2.38%	2.38%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	1.08	%(f)	(1.41)%	0.69%	0.35%	0.27%	0.07%
Operating expenses	3.35	%(f)	3.76%	2.92%	3.10%	3.03%	3.04%
Portfolio Turnover Rate	26	%(e)	82%	77%	45%	63%	53%

(a) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	60

Notes to Financial Statements (Unaudited)

June 30, 2017

1. ORGANIZATION

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2017, the Trust has 14 registered funds. This annual report describes 5 series of the Trust (each a “Fund” and collectively, the “Funds”) under the brand name Salient. The accompanying financial statements and financial highlights relate to Salient International Real Estate Fund (“International Real Estate Fund”), Salient Real Estate Fund (“Real Estate Fund”), Salient Select Income Fund (“Select Income Fund”), Salient Select Opportunity Fund (“Select Opportunity Fund”), and Salient Tactical Real Estate Fund (“Tactical Real Estate Fund”).

The Funds are distributed by Forward Securities, LLC. The Investment Advisor of the Funds is Forward Management, LLC d/b/a Salient, (the “Advisor” or “Salient Management”).

International Real Estate Fund seeks total return from both capital appreciation and current income through investing primarily in non-U.S. securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”). Real Estate Fund seeks income with capital appreciation as a secondary goal through investing primarily in securities of real estate companies, including REITs. Select Income Fund seeks high current income and potential for modest long-term growth of capital through investing primarily in income-producing securities of companies in the real estate industry, such as REITs, master limited partnerships and other real estate firms. Select Opportunity Fund seeks total return through current income and long-term capital appreciation through investing in equity, fixed income and hybrid securities. Tactical Real Estate Fund seeks total return through a combination of high current income relative to equity investment alternatives plus long-term growth of capital through investing primarily in securities of issuers engaged primarily in the real estate industry, such as REITs, master limited partnerships and other real estate firms.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, and Class C shares offered by the Funds.

At a meeting held on January 17, 2017, the Board of Trustees of the Trust approved, on behalf of International Real Estate Fund, Select Income Fund, and Tactical Real Estate Fund the termination of Advisor Class shares as share classes of the Funds. On March 29, 2017, outstanding Advisor Class shares of each Fund were exchanged at relative net asset value for Institutional Class shares of the same Fund having the same value.

At a meeting held on January 17, 2017, the Board of Trustees of the Trust approved, on behalf of Select Income Fund and Tactical Real Estate Fund the termination of Class B shares as share classes of the Funds. On April 28, 2017, outstanding Class B shares of each Fund were exchanged at relative net asset value for Class A shares of the same Fund having the same value.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

International Real Estate Fund, Real Estate Fund, Select Income Fund, Select Opportunity Fund, and Tactical Real Estate Fund may invest a substantial portion of assets in the securities of issuers engaged in the real estate industry, including REITs. As a result, the Funds may be more affected by economic and regulatory developments in this industry than would a fund not concentrating its investments in a particular sector or industry. Real Estate Fund, Select Income Fund and Tactical Real Estate Fund are each classified as a diversified fund under the 1940 Act. International Real Estate Fund and Select Opportunity Fund are each classified as a non-diversified fund under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires Salient Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Salient Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2017.

(b) PORTFOLIO VALUATION

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and

61

Notes to Financial Statements (Unaudited)

June 30, 2017

that are freely transferable are valued at the last sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rate bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or Salient Management may determine value based on quotes from dealers that make markets in such securities.

Bank loans are primarily valued by using a composite loan price from an independent pricing vendor (approved by the Board of Trustees). The methodology used by the Funds’ independent pricing vendor for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the

62

Notes to Financial Statements (Unaudited)

June 30, 2017

Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange forward rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

(d) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

(e) MASTER LIMITED PARTNERSHIPS (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

(f) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then

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obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2017, Select Income Fund and Tactical Real Estate Fund held securities sold short with a value of $82,422,669 and $15,913,576, respectively. No other Funds held securities sold short as of June 30, 2017.

(g) FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
International Real Estate Fund
Common Stocks(a)	$20,148,772	$—	$—	$20,148,772

Total	$20,148,772	$—	$—	$20,148,772

Real Estate Fund
Common Stocks(a)	$34,399,816	$—	$—	$34,399,816

Total	$34,399,816	$—	$—	$34,399,816

Select Income Fund
Common Stocks(a)	$354,969,104	$—	$—	$354,969,104
Convertible Preferred Stocks(a)	132,680,783	—	—	132,680,783
Preferred Stocks(a)	451,447,002	—	—	451,447,002
Contingent Convertible Securities(a)	—	6,993,150	—	6,993,150
Corporate Bonds(a)	—	14,396,688	—	14,396,688
Convertible Corporate Bonds(a)	—	42,351,875	—	42,351,875

Total	$939,096,889	$63,741,713	$—	$1,002,838,602

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Investments in Securities	Level 1	Level 2	Level 3	Total
Select Opportunity Fund
Common Stocks(a)	$6,376,160	$—	$—	$6,376,160
Limited Partnerships(a)	213,440	—	—	213,440
Preferred Stocks(a)	420,000	—	—	420,000
Contingent Convertible Securities(a)	—	565,844	—	565,844
Corporate Bonds(a)	—	361,875	—	361,875
Convertible Corporate Bonds(a)	—	208,000	—	208,000

Total	$7,009,600	$1,135,719	$—	$8,145,319

Tactical Real Estate Fund
Common Stocks(a)	$74,640,145	$—	$—	$74,640,145
Convertible Preferred Stocks(a)	859,414	—	—	859,414

Total	$75,499,559	$—	$—	$75,499,559

(a) For detailed descriptions of industry or country see the accompanying Schedule of Investments.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Select Income Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(82,422,669)	$—	$—	$(82,422,669)

Total	$(82,422,669)	$—	$—	$(82,422,669)

Tactical Real Estate Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(15,913,576)	$—	$—	$(15,913,576)

Total	$(15,913,576)	$—	$—	$(15,913,576)

(a) Other financial instruments are derivative instruments reflected in the schedules to the Schedule of Investments, such as short sales.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of June 30, 2017 there were no transfers between Level 1 and Level 2 securities.

As of June 30, 2017, no Funds had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(h) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward currency contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

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Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally

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permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds held no futures contracts as of June 30, 2017.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options during the six months ended June 30, 2017.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. There were no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2017.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2017, the Funds held no warrants.

(i) CASH MANAGEMENT TRANSACTIONS

The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are

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readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

(j) LEVERAGE

Select Income Fund, Select Opportunity Fund and Tactical Real Estate Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of their assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

Select Income Fund, Select Opportunity Fund and Tactical Real Estate Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month London Interbank Offered Rate (“LIBOR”) for borrowing under these agreements.

Select Income Fund and Tactical Real Estate Fund also maintain separate lines of credit with Société Générale. For borrowings under these agreements, the Funds are charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

Select Income Fund, Select Opportunity, and Tactical Real Estate Fund have each pledged a portion of their investment securities as the collateral for their lines of credit. As of June 30, 2017, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Select Income Fund	$542,404,316	$125,804,353
Select Opportunity Fund	4,665,528	530,109
Tactical Real Estate Fund	22,025,112	13,163,745

The average interest rate charged and the average outstanding loan payable for the six months ended June 30, 2017 were as follows:

Fund	Average Interest Rate	Average Outstanding Loan Payable
Salient Select Income Fund	2.083%	$125,274,325
Salient Select Opportunity Fund	2.142%	1,307,257
Salient Tactical Real Estate Fund	2.097%	13,093,200

(k) DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly for the Funds. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/ tax differences that may exist.

Based on information provided by the REITs, the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

(l) FEDERAL INCOME TAXES

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a

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“regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non- U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2017, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Salient Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(m) ALLOCATIONS

Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b- 1 of the 1940 Act) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

(n) REFLOW TRANSACTIONS

Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2017 are recorded in the Statement of Operations, if applicable.

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3. INVESTMENT MANAGEMENT SERVICES

The Trust has entered into an investment management agreement with Salient Management, pursuant to which Salient Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2017, based on each Fund’s average daily net assets:

Fund	Advisory Fee
International Real Estate Fund	1.00%

Real Estate Fund	0.85% up to and including $100 million
0.80% over $100 million up to and including $500 million
0.70% over $500 million

Select Income Fund	1.00%

Select Opportunity Fund	1.00%

Tactical Real Estate Fund	1.00%

Expense Limitations: Salient Management has entered into an Expense Limitation Agreement with Select Opportunity Fund, which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of the Fund, through a specified date. In addition, Salient Management may voluntarily reimburse additional expenses of certain classes of the Fund. Following are the annual expense limitation rates and expiration dates for the Fund:

Fund	Investor Class	Institutional Class	Class A	Class C	End Date
Select Opportunity Fund	1.58%	1.23%	1.73%	2.18%	April 30, 2018

Pursuant to the Expense Limitation Agreement, the Fund will reimburse Salient Management for any fee waivers and expense reimbursements made by Salient Management, provided that any such reimbursements made by the Fund to Salient Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2017, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Select Opportunity Fund
Investor Class	$4,395	$—	$4,395
Institutional Class	26,497	—	26,497
Class A	23,829	—	23,829
Class C	2,541	—	2,541

As of June 30, 2017, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2014	2015	2016	2017	Total
International Real Estate Fund
Investor Class	$—	$—	$—	$—	$—
Institutional Class	6,829	—	—	—	6,829
Class A	4,963	—	—	—	4,963
Class C	2,134	—	—	—	2,134
Advisor Class	653	—	—	—	653

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Fund	2014	2015	2016	2017	Total
Select Opportunity Fund
Investor Class	$2,103	$4,563	$7,180	$4,395	$18,241
Institutional Class	42,546	26,280	36,733	26,497	132,056
Class A	46,586	60,893	55,083	23,829	186,391
Class C	3,700	17,798	19,583	2,541	43,622

4. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A		Class C
International Real Estate Fund	0.25%	0.35	%(a)	0.75%
Real Estate Fund	0.25%	0.35	%(a)	0.75%
Select Income Fund	0.25%	0.35	%(a)	0.75%
Select Opportunity Fund	0.25%	0.35%		0.75%
Tactical Real Estate Fund	0.25%	0.35	%(a)	0.75%

(a) The Fund is currently authorized by the Board of Trustees to pay 0.25% with respect to Class A shares.

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly and are not to exceed the following annual rates:

Fund	Investor Class	Institutional Class	Class A	Class C
International Real Estate Fund	0.15%	0.05%	0.20%	0.25%
Real Estate Fund	0.15%	0.05%	0.20%	0.25%
Select Income Fund	0.15%	0.05%	0.20%	0.25%
Select Opportunity Fund	0.15%	0.05%	0.20%	0.25%
Tactical Real Estate Fund	0.15%	0.05%	0.20%	0.25%

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

5. SERVICE PROVIDERS

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Salient Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

6. TRUSTEE AND OFFICER FEES

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees. The Board of Trustees appoints officers of the Trust who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board of Trustees. The officers serve at the pleasure of the Board of Trustees.

71

Notes to Financial Statements (Unaudited)

June 30, 2017

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2017, there were eleven Trustees, nine of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees of the Trust may also serve as trustees of other registered investment companies managed by the Advisor and its affiliates, including Salient MF Trust (together with the Trust, the “Trusts”). Each Fund within the Trusts pays Independent Trustees an allocated portion of the retainer of $60,000 per year. Each Fund within the Trusts pays Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $2,500 for attendance by telephone at a regular meeting; $3,750 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $25,000, $12,500, $7,500 and $7,500, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receive $1,000, respectively per year. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Funds’ Chief Compliance Officer (“CCO”) is employed by Salient Management and is CCO for the Trusts. The Funds have agreed to pay the Advisor approximately $443,000 per year as (i) an allocated portion of the compensation of an officer or employee of the Advisor to serve as CCO for the Funds (plus the cost of reasonable expenses related to the performance of the CCO’s duties, including travel expenses), and (ii) an allocation of the expenses of other officers or employees of the Advisor who serve in other compliance capacities for the Funds. The Board approves annually an allocation of such costs among such personnel, and each Fund bears its pro rata share of such expense. Other affiliated funds and registered investment companies managed by the Advisor pay additional compensation for the same purposes.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

8. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2017, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
International Real Estate Fund	$7,425,101	$10,056,573
Real Estate Fund	11,396,980	9,179,227
Select Income Fund	175,181,690	249,556,131
Select Opportunity Fund	2,950,016	4,543,678
Tactical Real Estate Fund	29,409,553	19,369,402

72

Notes to Financial Statements (Unaudited)

June 30, 2017

9. TAX BASIS INFORMATION

Tax Basis of Investments: Differences in book and tax accounting for cost basis of investments are primarily attributable to realization of unrealized gain/ (losses) for tax purposes, treatment of passive foreign investment companies and the deferral of losses on wash sales. As of June 30, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Real Estate Fund	$18,984,590	$1,567,464	$(403,282)	$1,164,182
Real Estate Fund	31,222,060	5,269,919	(2,092,163)	3,177,756
Select Income Fund	892,582,784	155,958,431	(45,702,613)	110,255,818
Select Opportunity Fund	8,768,601	559,169	(1,182,451)	(623,282)
Tactical Real Estate Fund	72,386,295	8,559,207	(5,445,943)	3,113,264

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. As of December 31, 2016, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring in 2017(a)	Expiring in 2018(a)	Short-Term(b)	Long-Term(b)
International Real Estate Fund	$60,639,639	$3,986,802	$13,379,401	$8,916,236
Select Opportunity Fund	—	—	522,200	1,902,352
Tactical Real Estate Fund	107,182,629	—	—	—

(a) Capital losses incurred prior to December 31, 2010 under pre-enactment law.

(b) Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.

Capital losses as of December 31, 2016 have been updated to reflect actual income sources reported by the Fund’s underlying partnerships held after their tax reporting periods concluded. The Funds elect to defer to the period ending December 31, 2017 capital losses and late-year ordinary losses recognized during the period November 1, 2016 to December 31, 2016 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
International Real Estate Fund	$159,321	$—
Select Opportunity Fund	97,871	24
Tactical Real Estate Fund	—	5,488

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2017.

73

Notes to Financial Statements (Unaudited)

June 30, 2017

The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Gain Total	Return of Capital Total
International Real Estate Fund	$1,255,180	$—	$—
Real Estate Fund	638,862	9,352,703	—
Select Income Fund	37,555,681	33,878,790	—
Select Opportunity Fund	257,000	—	107,161
Tactical Real Estate Fund	1,425,464	—	—

The Funds may own shares in certain foreign investment entities referred to under U.S. tax law, as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to market gains.

10. SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

During the six months ended June 30, 2017, Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, shares and value of investment of Select Income Fund in affiliated companies for the six months ended June 30, 2017 were as follows:

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/17	Dividend Income	Realized Gain/(Loss)
Common Stocks
Clipper Realty, Inc.	296,296	644,500	—	940,796	$11,609,423	$169,343	$—
Jernigan Capital, Inc.	472,200	824,500	—	1,296,700	28,527,400	330,540	—
MedEquities Realty Trust, Inc.	1,947,200	—	—	1,947,200	24,573,664	817,824	—
Peak Resorts, Inc.	1,182,000	—	(1,182,000)	—	—	132,386	(4,095,216)

Total					$64,710,487	$1,450,093	$(4,095,216)

12. SEC REGULATIONS

On October 13, 2016, the SEC amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

74

Notes to Financial Statements (Unaudited)

June 30, 2017

13. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2017.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2017. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the SEC’s website at www.sec.gov.

75

Privacy Policy (Unaudited)

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non- affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third- party’s privacy policies will apply to you and ours will not.

76

Investment Advisor

Forward Management, LLC

Investment Sub-Advisors

Broadmark Asset Management, LLC

Pacific Investment Management Company LLC

Pictet Asset Management Limited

Administrator

ALPS Fund Services, Inc.

Custodian

Citibank, N.A.

Distributor

Forward Securities, LLC

Independent Registered Public Accounting Firm

KPMG LLP

Legal Counsel

K&L Gates LLP

Transfer Agent

ALPS Fund Services, Inc.

P.O. Box 1345

Denver, CO 80201

800-999-6809

www.salientfunds.com

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Adaptive US Equity Fund

Salient EM Infrastructure Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni & Credit Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Printed on paper containing recycled content using soy-based inks.	FSD002715 083118

The series of funds under the Forward Funds Trust (“Salient Funds”) are distributed by:

Forward Securities, LLC

San Francisco, California

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses, experience of the management teams and other information. Investors are reminded to read the Prospectus before investing or sending money.

1

Macro Economic Update  |  June 30, 2017

A MESSAGE FROM:	W. Ben Hunt, Ph.D.
Chief Investment Strategist

Over the past eight years, since the U.S. Federal Reserve (Fed) began its program of massive bond purchases with its first round of quantitative easing in March 2009, the world’s central banks have increased their financial assets from $2 trillion to $14 trillion. And, they’re still buying bonds to the tune of about $2 trillion per year (and this doesn’t even count China’s domestic money printing and loan making, which has a similar effect on financial asset prices). See below for a chart of what that buying looks like, with the total assets in the left-hand axis and the annual pace of asset purchases in the right-hand axis. Early on it was the Fed doing all the buying, but since the summer of 2014, it’s been everyone else.

Source: UBS Multi-Asset Sales, as of 06/07/17

Note: Central banks (CBs) are the institutions that manage each country’s currency, money supply and interest rates.

For illustrative purposes only.

The reason that market prices go up when central banks buy stuff is what former Federal Reserve Chair Ben Bernanke called “the portfolio rebalance channel,” as the central banks effectively displace ALL investors to go farther out on the risk spectrum to achieve their portfolio goals. When the Fed buys U.S. Treasurys, it pushes prices up and yields down on Treasurys, forcing the normal buyer of “safe-as-houses” Treasurys to buy, say, “still-safe-but-not-quite-as-safe” mortgages to get the same portfolio return as before. But with the additional buying of mortgage-backed securities, those prices get pushed up and those yields get pushed down, forcing the normal buyer of that asset to buy, say, high-yield corporate debt to make a decent return. And so forth and so on, until you get the desperate chase for yield and return that we’re all so familiar with. Put on top of that a dividend yield for equities that in many cases tops what you can get for any sort of relatively safe fixed-income investment, and it’s no wonder that equity market prices are at all-time highs.

But what we have today is peak central bank buying, and the CB Assets line in the first chart is going to start rolling over. Over the next few months, the Fed will likely start reducing its holdings by allowing maturing bonds to roll off the balance sheet, rather than repurchase fresh bonds with the proceeds as it has for the past two years. Over the next few months, the European Central Bank will likely start tapering its bond buying, with an eye toward ending the purchases altogether in a year or so. Even the Bank of Japan, which has become the most aggressive buyer of anything and everything, is starting to talk about when to start to talk about tapering its bond buying. All this tapering is on top of the Fed’s announced plans to continue raising interest rates.

What will determine the pace of both rising rates and a rolling over of central bank assets? Inflation. The more that the real global economy picks up speed, the more that these central banks are going to start putting on the brakes.

And the truth is that the global economy IS picking up speed. Could it be derailed? Of course. Is it nicely distributed across the globe? Of course not. But whether we’re looking at global trade volumes or employment or confidence or whatever, the engines are starting to run a little hotter than before.

In the U.S. we see this pattern most prominently with employment data, which is part of the Fed’s dual mandate (most central banks are only charged with “price stability,” i.e., inflation and deflation). The following is a 15-year chart of the U.S. unemployment rate. This data is what has made the Fed conclude that we have now reached full employment in the U.S., which sets the stage for wage inflation to spike.

Sources: Salient and Bloomberg, as of 06/30/17

Has wage inflation picked up? Not really. Let’s look at a 10-year chart for that. We’re running at about 2.5% inflation, whereas the last time we had an unemployment rate this low it was running close to 3.5%.

Sources: Salient and Bloomberg, as of 06/30/17

But the Fed is really nervous about this, because once the wage-inflation genie gets out of the bottle, it’s really hard (i.e., we’ve got to slam on the interest rate brakes) to get the genie back in the bottle. As Fed Chair Janet Yellen said in her June press conference, the unemployment rate is close to becoming “unstable,” which is about the most alarmist word in a central banker’s vocabulary.

So where are we? Central bankers are now looking for reasons to tighten, not reasons to ease, and good news in the real economy (more jobs, higher wages) is the primary thing they’re looking for as that reason. As a result, real economy good news equals bad news for markets, which really wasn’t the case before.

Bottom line: the Fed is now in the process of taking the punch bowl away from the market, which will primarily impact sectors and stocks most levered to endless liquidity and the zero interest rate program forever. But all financial assets should feel the pain, as the Fed is tightening not only through the traditional means of raising short-term rates but also through the decidedly nontraditional means of allowing its $4 trillion stockpile of bonds to run off. To be sure, the negative impact of all these factors on financial markets will be a slow burn, as other central banks are not so far along as the Fed in moving to tighten monetary policy, and everyone’s pace of tightening will depend on whether or not the global economy continues to pick up speed.

But all central banks are now moving in this direction. Slowly, but decidedly. The barge has turned around. It’s likely that for years to come central banks and their monetary policies are going to be working against markets, on balance, rather than for markets as in years past. That doesn’t necessarily mean that there’s some massive bubble about to pop, but it does mean that the excesses of recent years are likely going to be very, very hard to support.

Sincerely,

W. Ben Hunt, Ph.D.

Chief Investment Strategist

Salient Partners

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Mortgage-backed security is a type of asset-backed security that is secured by a mortgage or collection of mortgages.

Quantitative easing refers to a form of monetary policy used to stimulate an economy where interest rates are either at, or close to, zero.

Zero interest rate program is a policy instituted by the Federal Reserve in 2008 to keep the federal funds rate between zero and 0.25% in order to stimulate economic activity during times of slow economic growth.

Salient is the trade name for Salient Partners, L.P., which together with its subsidiaries provides asset management and advisory services. This information is being provided solely for educational purposes and is not an offer to sell or solicitation of an offer to buy an interest in any investment fund. Any such offer or solicitation may only be made by means of a confidential private offering memorandum or prospectus relating to a particular fund and only in a manner consistent with federal and applicable state securities laws.

The Salient Funds offered under the Forward Funds Trust are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2017 Salient. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, financial, market, petroleum, political and other factors relevant to investment performance in the U.S. and abroad. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2017

See page 8 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientfunds.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient Adaptive Balanced Fund(a)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	1.86%	2.36%	-0.53%	1.67%	12/27/00

Institutional Class	2.46%	2.89%	-0.03%	2.17%	12/27/00

Class A (with sales load)(b)	-3.82%	1.30%	-0.97%	2.91%	09/29/03

Class A (without sales load)(c)	2.01%	2.51%	-0.38%	3.35%	09/29/03

Class C (with CDSC)(d)	0.37%	1.84%	-1.03%	3.55%	12/30/02

Class C (without CDSC)(e)	1.35%	1.84%	-1.03%	3.55%	12/30/02

Salient Adaptive Income Fund(f)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	6.67%	3.95%	4.12%	3.94%	12/27/00

Institutional Class	7.18%	4.46%	4.64%	4.46%	12/27/00

Class A (with sales load)(g)	2.90%	3.41%	3.98%	3.68%	09/29/03

Class A (without sales load)(c)	6.93%	4.19%	4.38%	3.97%	09/29/03

Class C (with CDSC)(d)	5.11%	3.42%	3.60%	3.23%	12/30/02

Class C (without CDSC)(e)	6.11%	3.42%	3.60%	3.23%	12/30/02

Salient Adaptive US Equity Fund(h)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	7.39%	12.83%	4.83%	5.78%	06/24/98

Institutional Class	7.84%	13.25%	5.26%	9.65%	08/24/92

Salient EM Infrastructure Fund(i)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	5.52%	5.01%	N/A	1.76%	05/02/11

Institutional Class(j)	5.96%	5.41%	1.25%	1.25%	06/29/07

Class A (with sales load)(b)	-0.58%	3.73%	0.29%	0.29%	06/29/07

Class A (without sales load)(c)	5.49%	4.97%	0.89%	0.89%	06/29/07

Class C (with CDSC)(d)	3.92%	4.37%	0.23%	0.23%	06/29/07

Class C (without CDSC)(e)	4.92%	4.37%	0.23%	0.23%	06/29/07

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2017

See page 8 for important performance disclosure information about the Salient Funds.

Salient International Dividend Signal Fund(k)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	14.68%	5.34%	-1.22%	4.01%	10/01/98

Institutional Class	15.06%	5.68%	-0.93%	-0.44%	05/01/07

Class A (with sales load)(b)	7.94%	N/A	N/A	-1.09%	05/01/13

Class A (without sales load)(c)	14.56%	N/A	N/A	0.33%	05/01/13

Class C (with CDSC)(d)	13.04%	N/A	N/A	4.37%	07/31/12

Class C (without CDSC)(e)	14.04%	N/A	N/A	4.37%	07/31/12

Salient International Small Cap Fund(l)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	20.13%	11.65%	1.42%	9.02%	03/05/02

Institutional Class	20.54%	12.01%	1.76%	8.37%	02/07/96

Salient Tactical Growth Fund(m)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	10.24%	4.56%	N/A	3.36%	09/14/09

Institutional Class	10.64%	4.93%	N/A	3.71%	09/14/09

Class A (with sales load)(b)	3.73%	3.18%	N/A	1.93%	03/12/10

Class A (without sales load)(c)	10.07%	4.41%	N/A	2.76%	03/12/10

Class C (with CDSC)(d)	8.60%	3.95%	N/A	2.74%	09/14/09

Class C (without CDSC)(e)	9.60%	3.95%	N/A	2.74%	09/14/09

Salient Tactical Muni & Credit Fund(n)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	0.55%	1.57%	N/A	5.15%	05/01/08

Institutional Class	0.93%	1.96%	N/A	5.54%	05/01/08

Class A (with sales load)(b)(o)	-5.31%	0.24%	1.64%	1.46%	12/29/06

Class A (without sales load)(c)(o)	0.45%	1.44%	2.24%	2.04%	12/29/06

Class C (with CDSC)(d)	-1.02%	0.96%	N/A	4.62%	06/03/09

Class C (without CDSC)(e)	-0.04%	0.96%	N/A	4.62%	06/03/09

Salient US Dividend Signal Fund(p)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Investor Class	21.70%	N/A	N/A	8.75%	12/31/14

Institutional Class	22.10%	N/A	N/A	10.91%	07/31/13

Class A (with sales load)(b)	14.45%	N/A	N/A	8.70%	07/31/13

Class A (without sales load)(c)	21.45%	N/A	N/A	10.36%	07/31/13

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund. Prior to May 1, 2010, Forward Growth Allocation Fund was known as Accessor Growth Allocation Fund.

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2017

See page 8 for important performance disclosure information about the Salient Funds.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

(d) Includes the 1.00% contingent deferred sales charge.

(e) Excludes the 1.00% contingent deferred sales charge.

(f) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund. Prior to May 1, 2012, Forward Income Builder Fund was known as Forward Income Allocation Fund. Prior to May 1, 2010, Forward Income Allocation Fund was known as Accessor Income Allocation Fund.

(g) Includes the effect of the maximum 3.75% sales charge.

(h) Prior to May 1, 2016, Salient Adaptive US Equity Fund was known as Forward Total MarketPlus Fund. Prior to May 1, 2013, Forward Total MarketPlus Fund was known as Forward Extended MarketPlus Fund. Prior to May 1, 2011, Forward Extended MarketPlus Fund was known as Forward SMIDPlus Fund. Prior to September 20, 2010, Forward SMIDPlus Fund was known as Forward Small to Mid Cap Fund. Prior to May 1, 2010, Forward Small to Mid Cap Fund was known as Accessor Small to Mid Cap Fund.

(i) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund. Prior to June 12, 2009, Forward Global Infrastructure Fund was known as Kensington Global Infrastructure Fund.

(j) Prior to June 13, 2009, Institutional Class was known as Class Y.

(k) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund. Prior to May 1, 2010, Forward International Dividend Fund was known as Forward International Equity Fund. As of December 1, 2008, the Fund is directly managed by Salient Management, the advisor to the Salient Funds. Performance figures and other portfolio data shown for periods prior to December 1, 2008, do not reflect the Advisor’s performance or strategy. From September 1, 2005, through November 30, 2008, Pictet Asset Management Limited was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to September 1, 2005, Forward International Equity Fund was known as Forward Hansberger International Growth Fund. From March 6, 2000, through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to March 6, 2000, the Fund was managed by a different sub-advisor.

(l) Prior to May 1, 2016, Salient International Small Cap Fund was known as Forward International Small Companies Fund. The Retail Class and Institutional Class of Pictet International Small Companies Fund were reorganized into the Investor Class and Institutional Class, respectively, of Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003, represent performance of the respective class of shares of Pictet International Small Companies Fund.

(m) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(n) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund. Effective November 1, 2013, Cedar Ridge Partners, LLC (“Cedar Ridge”) resigned as sub-advisor of Forward Credit Analysis Long/Short Fund and terminated its sub-advisory agreement with the Advisor. From November 1, 2013, to November 12, 2013, Forward Management, LLC was the sole advisor of the fund. Effective November 13, 2013, the fund is sub-advised solely by Pacific Investment Management Company LLC (“PIMCO”). Performance figures shown for periods before November 1, 2013, represent performance of Cedar Ridge under the previous investment strategy for the fund. Prior to May 1, 2011, Forward Credit Analysis Long/Short Fund was known as Forward Long/Short Credit Analysis Fund.

(o) Class A shares of the fund originally commenced operations on December 29, 2006, were liquidated on November 21, 2008, and were launched again on September 1, 2010. The performance shown for any period beginning on or after November 24, 2008, and lasting through August 31, 2010, is that of the fund’s Investor Class shares adjusted to reflect the specific operating expenses applicable to Class A shares. The performance shown for any period beginning on or after September 1, 2010, is that of the fund’s Class A shares.

(p) Prior to May 1, 2016, Salient US Dividend Signal Fund was known as Forward Dynamic Income Fund.

Investment Disclosures

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient Adaptive Balanced Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Salient Funds and related mutual funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

See the Investment Disclosures for underlying fund risk disclosures.

Salient Adaptive Income Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Salient Funds and related mutual funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Investment Disclosures

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

See the Investment Disclosures for underlying fund risk disclosures.

Salient Adaptive US Equity Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient EM Infrastructure Fund

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Investment Disclosures

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient International Dividend Signal Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Salient International Small Cap Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including, exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Investment Disclosures

Salient Tactical Growth Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

Salient Tactical Muni & Credit Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

Salient US Dividend Signal Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investment Disclosures

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2017

As a shareholder of the Salient Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2017 through June 30, 2017.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient Adaptive Balanced Fund	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/17-06/30/17
Investor Class
Actual	$1,000.00	$1,053.50	0.82%	$4.18

Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
Institutional Class
Actual	$1,000.00	$1,056.10	0.32%	$1.63

Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61
Class A
Actual	$1,000.00	$1,054.40	0.67%	$3.41

Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
Class C
Actual	$1,000.00	$1,050.60	1.32%	$6.71

Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
Salient Adaptive Income Fund
Investor Class
Actual	$1,000.00	$1,039.30	0.51%	$2.58

Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2017

Salient Adaptive Income Fund (continued)	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/17-06/30/17
Institutional Class
Actual	$1,000.00	$1,041.40	0.01%	$0.05

Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05
Class A
Actual	$1,000.00	$1,039.60	0.26%	$1.31

Hypothetical	$1,000.00	$1,023.51	0.26%	$1.30
Class C
Actual	$1,000.00	$1,035.80	1.01%	$5.10

Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
Salient Adaptive US Equity Fund
Investor Class
Actual	$1,000.00	$1,071.40	1.25%	$6.42

Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Institutional Class
Actual	$1,000.00	$1,073.50	0.83%	$4.27

Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Salient EM Infrastructure Fund
Investor Class
Actual	$1,000.00	$1,099.00	1.55%	$8.07

Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75
Institutional Class
Actual	$1,000.00	$1,102.10	1.20%	$6.25

Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class A
Actual	$1,000.00	$1,099.80	1.60%	$8.33

Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Class C
Actual	$1,000.00	$1,096.50	2.15%	$11.18

Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74
Salient International Dividend Signal Fund
Investor Class
Actual	$1,000.00	$1,133.10	1.54%	$8.14

Hypothetical	$1,000.00	$1,017.16	1.54%	$7.70
Institutional Class
Actual	$1,000.00	$1,133.00	1.19%	$6.29

Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2017

Salient International Dividend Signal Fund (continued)	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/17-06/30/17
Class A
Actual	$1,000.00	$1,132.30	1.69%	$8.93

Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45
Class C
Actual	$1,000.00	$1,128.80	2.14%	$11.30

Hypothetical	$1,000.00	$1,014.18	2.14%	$10.69
Salient International Small Cap Fund
Investor Class
Actual	$1,000.00	$1,177.80	1.64%	$8.86

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Institutional Class
Actual	$1,000.00	$1,179.40	1.29%	$6.97

Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Salient Tactical Growth Fund
Investor Class
Actual	$1,000.00	$1,042.50	1.89%	$9.57

Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44
Institutional Class
Actual	$1,000.00	$1,044.00	1.54%	$7.80

Hypothetical	$1,000.00	$1,017.16	1.54%	$7.70
Class A
Actual	$1,000.00	$1,041.80	2.04%	$10.33

Hypothetical	$1,000.00	$1,014.68	2.04%	$10.19
Class C
Actual	$1,000.00	$1,039.70	2.49%	$12.59

Hypothetical	$1,000.00	$1,012.45	2.49%	$12.42
Salient Tactical Muni & Credit Fund
Investor Class
Actual	$1,000.00	$1,048.70	1.79%	$9.09

Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95
Institutional Class
Actual	$1,000.00	$1,049.80	1.44%	$7.32

Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
Class A
Actual	$1,000.00	$1,047.10	1.94%	$9.85

Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2017

Salient Tactical Muni & Credit Fund (continued)	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/17-06/30/17
Class C
Actual	$1,000.00	$1,044.40	2.39%	$12.11

Hypothetical	$1,000.00	$1,012.94	2.39%	$11.93
Salient US Dividend Signal Fund
Investor Class
Actual	$1,000.00	$1,102.90	1.34%	$6.99

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Institutional Class
Actual	$1,000.00	$1,104.70	0.99%	$5.17

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$1,101.60	1.49%	$7.76

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Salient Adaptive Balanced Fund
Affiliated Investments	76.89%
Exchange-Traded Funds	20.29%
Net Other Assets and Liabilities	2.82%
100.00%

Salient Adaptive Income Fund
Affiliated Investments	49.97%
Exchange-Traded Funds	48.64%
Net Other Assets and Liabilities	1.39%
100.00%

Salient Adaptive US Equity Fund
Exchange-Traded Funds	96.76%
Net Other Assets and Liabilities	3.24%
100.00%

Salient EM Infrastructure Fund
China	23.72%
Brazil	14.54%
Mexico	10.80%
Hong Kong	7.00%
Russia	4.20%
Thailand	4.10%
Philippines	4.09%
Turkey	3.44%
Chile	3.39%
South Korea	3.39%
Malaysia	3.23%
Indonesia	2.62%
Vietnam	2.28%
Singapore	1.90%
Pakistan	1.50%
Norway	1.49%
India	1.16%
Bermuda	1.15%

Czech Republic	0.81%
Spain	0.35%
Net Other Assets and Liabilities	4.84%
100.00%

Salient International Dividend Signal Fund
Europe ex-UK	33.62%
Asia ex-Japan	32.98%
United Kingdom	12.48%
Japan	10.24%
North America	9.01%
South America	0.92%
Latin America	0.75%
Africa	0.26%
Net Other Assets & Liabilities	-0.26%
100.00%

Salient International Small Cap Fund
Europe	55.50%
Japan	30.87%
Asia ex-Japan	11.32%
Africa	0.58%
Net Other Assets and Liabilities	1.73%
100.00%

Salient Tactical Growth Fund
Exchange-Traded Funds	40.41%
Net Other Assets and Liabilities	59.59%
100.00%

Salient Tactical Muni & Credit Fund
Municipal Bonds	90.43%
Corporate Bonds	5.11%
Short-Term Securities	4.69%
Net Other Assets and Liabilities	-0.23%
100.00%

Summary of Portfolio Holdings (Note 10) (Unaudited)

Salient US Dividend Signal Fund
Financials	17.06%
Information Technology	15.74%
Healthcare	15.60%
Consumer Discretionary	12.04%
Consumer Staples	11.33%
Industrials	10.52%

Energy	5.36%
Materials	3.88%
Real Estate	3.23%
Net Other Assets and Liabilities	5.24%
100.00%

These allocations may not reflect the current or future position of the portfolios.

Schedule of Investments (Note 10) (Unaudited)

Salient Adaptive Balanced Fund

June 30, 2017

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 76.89%

1,180,245	Salient Adaptive Growth Fund — Class I(a)	24.74%	$8,568,575

164,516	Salient Adaptive US Equity Fund — Institutional Class	17.99%	6,228,565

821,958	Salient International Dividend Signal Fund — Institutional Class	15.86%	5,490,678

31,175	Salient International Real Estate Fund — Institutional Class(a)	1.26%	435,830

70,189	Salient Select Income Fund — Institutional Class(a)	4.80%	1,663,476

113,117	Salient Tactical Muni & Credit Fund — Institutional Class	2.51%	868,737

395,011	Salient Trend Fund — Class I(a)	9.73%	3,369,445

	Total Affiliated Investment Companies (Cost $25,786,873)		26,625,306

Exchange-Traded Funds: 20.29%

26,086	iShares® 7-10 Year Treasury Bond ETF	8.03%	2,781,028

42,801	iShares® Emerging Markets High Yield Bond ETF	6.20%	2,146,898

14,784	iShares® iBoxx $ High Yield Corporate Bond ETF	3.77%	1,306,758

19,107	iShares® MSCI Emerging Markets ETF	2.29%	790,839

	Total Exchange-Traded Funds (Cost $6,955,181)		7,025,523

	Total Investments: 97.18% (Cost $32,742,054)		33,650,829

	Net Other Assets and Liabilities: 2.82%		978,052

	Net Assets: 100.00%		$34,628,881

Percentages are stated as a percent of net assets.

(a) Salient Adaptive Growth Fund, Salient International Real Estate Fund, Salient Select Income Fund and Salient Trend Fund’s June 30, 2017 Semi-Annual Report may be obtained at www.salientfunds.com.

Investment Abbreviations:

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

See accompanying Notes to Financial Statements.	19

Schedule of Investments (Note 10) (Unaudited)

Salient Adaptive Income Fund

June 30, 2017

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 49.97%

277,108	Salient International Dividend Signal Fund — Institutional Class	15.33%	$1,851,083

41,899	Salient International Real Estate Fund — Institutional Class(a)	4.85%	585,754

98,640	Salient Select Income Fund — Institutional Class(a)	19.35%	2,337,757

164,252	Salient Tactical Muni & Credit Fund — Institutional Class	10.44%	1,261,453

	Total Affiliated Investment Companies (Cost $5,720,870)		6,036,047

Exchange-Traded Funds: 48.64%

59,428	iShares® Emerging Markets High Yield Bond ETF	24.68%	2,980,908

20,894	iShares® iBoxx $ High Yield Corporate Bond ETF	15.29%	1,846,821

25,324	iShares® MSCI Emerging Markets ETF	8.67%	1,048,160

	Total Exchange-Traded Funds (Cost $5,829,013)		5,875,889

	Total Investments: 98.61% (Cost $11,549,883)		11,911,936

	Net Other Assets and Liabilities: 1.39%		167,516

	Net Assets: 100.00%		$12,079,452

Percentages are stated as a percent of net assets.

(a) Salient International Real Estate Fund and Salient Select Income Fund’s June 30, 2017 Semi-Annual Report may be obtained at www.salientfunds.com.

Investment Abbreviations:

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

See accompanying Notes to Financial Statements.	20

Schedule of Investments (Note 10) (Unaudited)

Salient Adaptive US Equity Fund

June 30, 2017

Shares		Value (Note 2)

Exchange-Traded Funds: 96.76%

44,606	Consumer Discretionary Select Sector SPDR® Fund	$3,998,036

170,701	Financial Select Sector SPDR® Fund	4,211,194

4,415	Materials Select Sector SPDR® Fund	237,571

33,010	Vanguard Industrials ETF	4,238,814

29,905	Vanguard Information Technology ETF	4,211,820

	Total Exchange-Traded Funds (Cost $15,805,922)	16,897,435

	Total Investments: 96.76% (Cost $15,805,922)	16,897,435

	Net Other Assets and Liabilities: 3.24%	566,576	(a)

	Net Assets: 100.00%	$17,464,011

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for futures contracts.

Futures Contracts Purchased

Description	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
E-Mini S&P 500® Futures	73	September 2017	$8,836,285	$(27,354)
Total Futures Contracts			$8,836,285	$(27,354)

Investment Abbreviations:

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

See accompanying Notes to Financial Statements.	21

Schedule of Investments (Note 10) (Unaudited)

Salient EM Infrastructure Fund

June 30, 2017

Shares		Value (Note 2)

Common Stocks: 88.28%
Brazil: 11.47%

51,585	Alupar Investimento SA	$278,409

231,400	CCR SA	1,179,037

64,000	Cosan SA Industria e Comercio	666,292

167,000	Ecorodovias Infraestrutura E L(a)	522,237

83,300	Transmissora Alianca de Energia Electria SA	558,954

27,450	Ultrapar Participacoes SA, Sponsored ADR	645,899

		3,850,828

Chile: 3.39%

900,900	Aguas Andinas SA, Class A	528,455

3,212,600	Enel Americas SA	609,732

		1,138,187

China: 23.72%

1,009,500	China Communications Services Corp., Ltd., Class H	581,848

299,300	China Railway Construction Corp., Ltd., Class H	390,252

482,400	China Railway Group, Ltd., Class H	379,991

172,000	ENN Energy Holdings, Ltd.	1,037,624

755,600	Jiangsu Expressway Co., Ltd., Class H	1,066,509

1,504,100	Qingdao Port International Co., Ltd., Class H	864,996

215,000	Shenzhen International Holdings, Ltd.	394,341

1,784,900	SITC International Holdings Co., Ltd.	1,403,706

1,781,200	Yuexiu Transport Infrastructure, Ltd.	1,277,590

432,000	Zhejiang Expressway Co., Ltd., Class H	564,384

		7,961,241

Czech Republic: 0.81%

15,600	CEZ AS	271,493

Hong Kong: 7.00%

355,595	COSCO SHIPPING Ports, Ltd.	417,198

672,000	Guangdong Investment, Ltd.	926,131

1,006,000	HKBN, Ltd.	1,006,328

		2,349,657

Shares		Value (Note 2)

Indonesia: 2.62%

718,900	Jasa Marga Persero Tbk PT	$288,585

3,495,000	Perusahaan Gas Negara Persero Tbk PT	590,039

		878,624

Malaysia: 3.23%

328,910	Tenaga Nasional Bhd	1,083,430

Mexico: 10.80%

230,400	Grupo Aeroportuario del Centro Norte SAB de CV	1,387,700

2,900	Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	325,670

509,233	PLA Administradora Industrial S de RL de CV	937,446

81,500	Promotora y Operadora de Infraestructura SAB de CV	973,577

		3,624,393

Norway: 1.49%

50,200	Hoegh LNG Holdings, Ltd.	500,572

Philippines: 4.09%

2,698,700	CEMEX Holdings Philippines, Inc.(a)	379,722

4,900	Globe Telecom, Inc.	198,874

153,600	Manila Electric Co.	793,874

		1,372,470

Russia: 4.20%

12,924	LUKOIL PJSC, Sponsored ADR	630,562

93,000	Mobile TeleSystems PJSC, Sponsored ADR	779,340

		1,409,902

Singapore: 1.90%

232,000	ComfortDelGro Corp., Ltd.	387,580

577,900	Hutchison Port Holdings Trust	248,497

		636,077

South Korea: 3.39%

63,400	Korea Electric Power Corp., Sponsored ADR	1,139,298

Spain: 0.35%

8,597	Acerinox SA	117,682

See accompanying Notes to Financial Statements.	22

Schedule of Investments (Note 10) (Unaudited)

Salient EM Infrastructure Fund

June 30, 2017

Shares		Value (Note 2)

Thailand: 4.10%

1,941,000	BTS Rail Mass Transit Growth Infrastructure Fund	$634,239

2,376,400	TTW PCL	741,532

		1,375,771

Turkey: 3.44%

112,000	Aygaz AS	496,582

122,900	TAV Havalimanlari Holding AS	659,132

		1,155,714

Vietnam: 2.28%

84,800	PetroVietnam Gas JSC	217,493

435,310	PetroVietnam Nhon Trach 2 Power JSC	546,747

		764,240

	Total Common Stocks (Cost $28,168,414)	29,629,579

Limited Partnerships: 1.15%
Bermuda: 1.15%

20,100	Hoegh LNG Partners LP	384,915

	Total Limited Partnerships (Cost $368,344)	384,915

Participation Notes: 2.66%
India: 1.16%

103,000	Coal India, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 02/05/19	389,213

Pakistan: 1.50%

450,000	HUB Power Co., Ltd, Sponsored GDR (Participation Notes issued by Macquarie Bank, Ltd.), expiring 03/29/2019	503,991

	Total Participation Notes (Cost $914,999)	893,204

Shares		Value (Note 2)

Preferred Stocks: 3.07%
Brazil: 3.07%

314,300	Cia De Saneamento Do Parana	$1,030,305

	Total Preferred Stocks (Cost $1,109,521)	1,030,305

	Total Investments: 95.16% (Cost $30,561,278)	31,938,003

	Net Other Assets and Liabilities: 4.84%	1,625,630

	Net Assets: 100.00%	$33,563,633

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See accompanying Notes to Financial Statements.	23

Schedule of Investments (Note 10) (Unaudited)

Salient International Dividend Signal Fund

June 30, 2017

Shares		Value (Note 2)

Common Stocks: 90.47%
Australia: 1.30%

71,021	Sonic Healthcare, Ltd.	$1,322,091

Brazil: 0.44%

81,545	Ambev SA, Sponsored ADR	447,682

Canada: 1.07%

49,800	Shaw Communications, Inc., Class B	1,085,142

China: 5.36%

386,000	China Gas Holdings, Ltd.	779,174

1,405,400	China Machinery Engineering Corp., Class H	991,842

378,352	Sinopharm Group Co., Ltd., Class H	1,710,651

2,489,800	SITC International Holdings Co., Ltd.	1,958,049

		5,439,716

France: 10.04%

47,728	AXA SA(a)	1,305,576

22,930	Danone SA(a)	1,723,533

9,000	LVMH Moet Hennessy Louis Vuitton SE(a)	2,243,984

16,924	Orpea(a)	1,886,198

20,600	Schneider Electric SE(a)	1,582,749

5,731	Unibail-Rodamco SE	1,444,302

		10,186,342

Georgia: 1.07%

23,900	BGEO Group Plc	1,087,632

Germany: 1.71%

102,698	RIB Software SE(a)	1,734,817

Hong Kong: 2.69%

1,481,400	Guangdong Investment, Ltd.	2,041,622

47,000	Sun Hung Kai Properties, Ltd.	690,482

		2,732,104

India: 0.89%

60,400	Infosys, Ltd., Sponsored ADR	907,208

Indonesia: 4.13%

5,097,907	Astra Graphia Tbk PT	654,093

1,310,150	Bank Mandiri Persero Tbk PT	1,253,379

Shares		Value (Note 2)

13,050,807	Kalbe Farma Tbk PT	$1,591,263

4,117,000	Perusahaan Gas Negara Persero Tbk	695,048

		4,193,783

Japan: 10.24%

149,000	Broadleaf Co., Ltd.	918,044

9,820	Disco Corp.	1,564,565

89,900	Kuraray Co., Ltd.(a)	1,628,950

140,900	Santen Pharmaceutical Co., Ltd.(a)	1,909,150

30,400	Tokio Marine Holdings, Inc.	1,257,083

25,671	United Arrows, Ltd.	831,925

55,758	Zenkoku Hosho Co., Ltd.(a)	2,277,911

		10,387,628

Malaysia: 1.43%

1,022,030	Globetronics Technology BHD	1,449,958

Mexico: 0.75%

412,757	PLA Administradora Industrial S de RL de CV	759,844

Netherlands: 5.04%

35,000	IMCD Group NV	1,897,027

66,184	Koninklijke Ahold Delhaize NV	1,265,412

42,102	Koninklijke Vopak NV	1,952,326

		5,114,765

Norway: 2.15%

127,420	Marine Harvest ASA(a)	2,180,963

Philippines: 4.25%

6,243,000	CEMEX Holdings Philippines, Inc.(b)	878,425

9,181,952	D&L Industries, Inc.	2,187,219

21,550	Globe Telecom, Inc.	874,641

2,210,400	Xurpas, Inc.	371,028

		4,311,313

Russia: 1.45%

30,165	LUKOIL PJSC, Sponsored ADR(a)	1,471,750

Singapore: 1.51%

84,381	China Yuchai International, Ltd.(a)	1,536,578

See accompanying Notes to Financial Statements.	24

Schedule of Investments (Note 10) (Unaudited)

Salient International Dividend Signal Fund

June 30, 2017

Shares		Value (Note 2)

Spain: 1.01%

72,389	Acerinox SA	$990,910

11,000	Prosegur Cash SA(b)	28,896

		1,019,806

Sri Lanka: 2.40%

1,323,138	Commercial Bank of Ceylon Plc	921,464

606,438	Hatton National Bank Plc	782,195

17,918,874	Piramal Glass Ceylon Plc	736,128

		2,439,787

Sweden: 1.90%

39,984	Investor AB, Class B(a)	1,926,894

Switzerland: 7.28%

794	Givaudan SA	1,588,166

4,562	Partners Group Holding AG	2,828,354

37,480	Roche Holding AG, Sponsored ADR(a)	1,191,864

105,076	UBS Group AG	1,779,575

		7,387,959

Taiwan: 2.36%

46,780	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(a)	1,635,429

455,700	Wah Lee Industrial Corp.	760,998

		2,396,427

Thailand: 0.75%

2,445,043	TTW PCL	762,951

Turkey: 1.31%

247,650	TAV Havalimanlari Holding AS	1,328,186

United Kingdom: 12.48%

775,000	Booker Group Plc(a)	1,879,501

522,500	BT Group Plc(a)	2,005,865

40,889	Derwent London Plc	1,413,412

85,363	GlaxoSmithKline Plc	1,818,367

199,100	Inchcape Plc(a)	1,956,554

82,398	Prudential Plc	1,889,893

Shares		Value (Note 2)

16,084	WPP Plc, Sponsored ADR(a)	$1,695,414

		12,659,006

United States: 3.87%

589,900	Samsonite International SA	2,463,127

22,220	Schlumberger, Ltd.(a)	1,462,965

		3,926,092

Vietnam: 1.59%

755,410	PetroVietnam Nhon Trach 2 Power JSC	948,791

95,460	Vietnam Dairy Products JSC	661,849

		1,610,640

	Total Common Stocks (Cost $76,352,040)	91,807,064

Participation Notes: 3.25%
Bangladesh: 1.09%

258,400	Grameenphone, Ltd., (Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21	1,104,199

India: 1.21%

325,000	Coal India, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 02/05/19	1,228,099

Pakistan: 0.95%

375,500	Habib Bank, Ltd. (Participation Notes issued by Macquarie Bank, Ltd.), expiring 07/20/17	963,873

	Total Participation Notes (Cost $3,632,364)	3,296,171

Preferred Stocks: 2.21%
Brazil: 0.48%

150,000	Cia De Saneamento Do Parana	491,714

Germany: 1.73%

35,479	Sixt SE(a)	1,755,835

	Total Preferred Stocks (Cost $1,502,141)	2,247,549

See accompanying Notes to Financial Statements.	25

Schedule of Investments (Note 10) (Unaudited)

Salient International Dividend Signal Fund

June 30, 2017

Principal Amount		Currency	Value (Note 2)

Collateralized Mortgage Obligations: 1.21%
United States: 1.21%

	FNMA REMICS

195,224	3.000%, 09/25/27(c)	USD	18,023

90,914	4.500%, 12/25/20(c)	USD	2,168

8,151	5.000%, 03/25/23(c)	USD	158

9,440	5.000%, 03/25/24(c)	USD	329

1,240,609	5.264%, 04/25/42(c)(d)	USD	235,381

214,839	5.464%, 07/25/41(c)(d)	USD	40,216

321,866	6.584%, 04/25/32(c)(d)	USD	62,626

	FHLMC REMICS

4,904,489	2.500%, 04/15/28(c)	USD	362,097

1,355,176	3.000%, 06/15/26(c)	USD	98,559

1,291,254	3.000%, 06/15/27(c)	USD	124,376

953,247	3.000%, 09/15/31(c)	USD	98,948

547,159	3.500%, 04/15/30(c)	USD	30,791

202,219	4.000%, 12/15/23(c)	USD	3,423

81,540	5.000%, 02/15/24(c)	USD	3,243

274,433	6.041%, 09/15/26(c)(d)	USD	41,862

	GNMA, REMICS

583,489	5.428%, 09/16/33(c)(d)	USD	103,035

			1,225,235

	Total Collateralized Mortgage Obligations (Cost $2,971,275)		1,225,235

Corporate Bonds: 2.86%
Canada: 0.73%

	Royal Bank of Canada, Sr. Unsec. Medium-Term Notes

1,000,000	2.948%, 08/28/34(d)	USD	746,250

United States: 2.13%

	Citigroup, Inc., Sr. Unsec. Medium-Term Notes

1,000,000	2.432%, 09/29/34(d)	USD	734,690

Principal Amount		Currency	Value (Note 2)

	JPMorgan Chase Bank NA, Sr. Unsec. Notes, Series CD

978,000	1.170%, 09/29/34(d)	USD	677,265

	Morgan Stanley, Sr. Unsec. Medium-Term Notes

984,000	4.810%, 08/29/34(d)	USD	746,610

			2,158,565

	Total Corporate Bonds (Cost $3,850,609)		2,904,815

Government Bonds: 0.26%
Eqypt: 0.26%

	Egypt Treasury Bond

5,000,000	16.750%, 09/06/19	EGP	263,460

	Total Government Bonds (Cost $266,885)		263,460

	Total Investments: 100.26% (Cost $88,575,314)		101,744,294

	Net Other Assets and Liabilities: (0.26)%		(263,077	)(e)

	Net Assets: 100.00%		$101,481,217

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $31,514,088, representing 31.05% of net assets.

(b) Non-income producing security.

(c) Interest only security.

(d) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2017.

(e) Includes cash which is being held as collateral for futures contracts.

See accompanying Notes to Financial Statements.	26

Schedule of Investments (Note 10) (Unaudited)

Salient International Dividend Signal Fund

June 30, 2017

Futures Contracts Purchased

Description	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
MSCI EAFE® Index Futures	20	September 2017	$1,889,600	$1,838
MSCI Emerging Markets E-Mini Futures	12	September 2017	604,980	6,875
Total Futures Contracts			$2,494,580	$8,713

Investment Abbreviations:

ADR — American Depositary Receipt

EAFE — Europe, Australasia, Far East

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MSCI — Morgan Stanley Capital International

REMICS — Real Estate Mortgage Investment Conduits

Sr. — Senior

Unsec. — Unsecured

Currency Abbreviations:

EGP — Egyptian Pound

USD — U.S. Dollar

See accompanying Notes to Financial Statements.	27

Schedule of Investments (Note 10) (Unaudited)

Salient International Small Cap Fund

June 30, 2017

Shares		Value (Note 2)

Common Stocks: 97.68%
Africa: 0.58%

458,913	Africa Oil Corp.(a)	$685,262

Australia: 5.56%

94,475	carsales.com, Ltd.	836,507

9,483	Domino’s Pizza Enterprises, Ltd.	379,592

316,109	Link Administration Holdings, Ltd.	1,919,395

131,247	OZ Minerals, Ltd.	747,495

204,581	Pact Group Holdings, Ltd.	941,874

34,737	REA Group, Ltd.	1,772,805

		6,597,668

Austria: 0.72%

27,000	Porr AG	852,056

Belgium: 2.81%

19,054	Bekaert SA	969,412

25,598	D’Ieteren SA NV	1,196,369

23,876	KBC Ancora	1,167,838

		3,333,619

China: 0.87%

1,152,000	Best Pacific International Holdings, Ltd., Class H	1,032,860

Denmark: 0.62%

12,485	Bavarian Nordic A/S(a)	735,444

Finland: 2.28%

43,331	Cramo Oyj	1,296,652

72,434	Valmet Oyj	1,407,247

		2,703,899

France: 7.21%

53,832	Altran Technologies SA	877,381

6,163	BioMerieux SA	1,333,905

29,744	Cie Plastic Omnium SA	1,084,900

29,797	Lectra	817,805

15,525	SOITEC(a)	947,060

18,011	Teleperformance	2,307,069

9,896	Trigano SA	1,179,440

		8,547,560

Shares		Value (Note 2)

Germany: 6.54%

25,814	Aareal Bank AG	$1,023,372

6,581	Aumann AG(a)	447,231

17,469	CANCOM SE	1,062,057

16,192	Dialog Semiconductor Plc(a)	691,295

34,531	Jenoptik AG	905,731

17,885	Koenig & Bauer AG	1,209,709

10,266	LEG Immobilien AG	965,111

26,949	Scout24 AG(b)	992,496

7,717	Stroeer SE & Co. KGaA	462,205

		7,759,207

Hong Kong: 1.71%

946,000	HKBN, Ltd.(b)	946,309

258,600	Samsonite International SA	1,079,784

		2,026,093

Ireland: 2.25%

306,810	Dalata Hotel Group Plc(a)	1,689,040

31,484	Smurfit Kappa Group Plc	980,076

		2,669,116

Italy: 3.97%

95,383	Brembo SpA	1,395,544

154,772	Credito Emiliano SpA	1,249,785

51,434	Datalogic SpA	1,384,629

32,129	Fila SpA	672,274

		4,702,232

Japan: 30.87%

202,000	77 Bank, Ltd.	993,163

31,600	Aeon Delight Co., Ltd.	1,021,258

45,900	Alps Electric Co., Ltd.	1,322,214

40,200	Anicom Holdings, Inc.	880,308

127,000	Bank of Kyoto, Ltd.	1,196,888

18,700	cocokara fine, Inc.	922,738

32,600	DeNA Co., Ltd.	729,243

35,700	Don Quijote Holdings Co., Ltd.	1,352,140

See accompanying Notes to Financial Statements.	28

Schedule of Investments (Note 10) (Unaudited)

Salient International Small Cap Fund

June 30, 2017

Shares		Value (Note 2)

Japan (continued): 30.87%

134,000	Dowa Holdings Co., Ltd.	$1,013,861

48,000	Glory, Ltd.	1,570,482

35,800	Hitachi Capital Corp.	860,028

11,607	Hoshizaki Corp.	1,048,474

12,900	Investors Cloud Co., Ltd.	628,513

1,782	Japan Hotel REIT Investment Corp.	1,259,560

65,400	JTEKT Corp.	954,762

41,900	Kanamoto Co., Ltd.	1,389,527

411	Kenedix Retail REIT Corp.	867,494

148,400	Kinden Corp.	2,388,122

85,800	MINEBEA MITSUMI, Inc.	1,376,919

12,000	Miraca Holdings, Inc.	538,786

40,400	Nabtesco Corp.	1,172,758

15,500	Nihon M&A Center, Inc.	566,393

24,600	Otsuka Corp.	1,524,445

38,300	Pola Orbis Holdings, Inc.	1,008,621

29,900	Start Today Co., Ltd.	735,039

85,200	Sumco Corp.	1,232,455

48,800	Sundrug Co., Ltd.	1,817,933

98,500	Temp Holdings Co., Ltd.	1,844,330

111,100	Tokyo Steel Manufacturing Co., Ltd.	939,374

71,600	Tokyo Tatemono Co., Ltd.	937,054

285,000	Toshiba Machine Co., Ltd.	1,277,084

77,900	Toshiba Plant Systems & Services Corp.	1,227,284

		36,597,250

Netherlands: 3.62%

18,633	BE Semiconductor Industries NV	994,920

48,143	Refresco Group NV(b)	982,610

41,576	TKH Group NV	2,309,722

		4,287,252

New Zealand: 1.70%

296,799	Spark New Zealand, Ltd.	822,129

305,316	Trade Me Group, Ltd.	1,192,511

		2,014,640

Shares		Value (Note 2)

Norway: 0.66%

20,789	Bakkafrost P/F	$782,879

Singapore: 0.89%

1,130,107	Keppel DC REIT	1,058,898

Sweden: 2.81%

13,991	Concentric AB	229,178

159,632	Coor Service Management Holding AB(b)	1,136,885

94,554	Hemfosa Fastigheter AB	1,021,332

94,526	Husqvarna AB	939,123

		3,326,518

Switzerland: 6.72%

14,956	BKW AG	878,113

59,012	Clariant AG	1,299,753

1,622	Helvetia Holding AG	927,799

10,563	Implenia AG	790,931

3,490	Komax Holding AG	1,020,904

1,447	Straumann Holding AG	823,171

16,897	Sunrise Communications Group AG	1,327,760

7,243	VAT Group AG	900,371

		7,968,802

United Kingdom: 15.29%

223,834	Arrow Global Group Plc	1,181,436

316,637	BBA Aviation Plc	1,267,730

299,393	Card Factory Plc	1,158,915

1,309,907	Coats Group Plc	1,330,749

136,475	Essentra Plc	1,003,410

87,585	IG Group Holdings Plc	647,947

160,411	Informa Plc	1,397,724

62,983	Jardine Lloyd Thompson Group Plc	984,387

249,533	JD Sports Fashion Plc	1,137,515

472,365	Melrose Industries Plc	1,491,938

229,465	Moneysupermarket.com Group Plc	1,057,092

196,658	On the Beach Group Plc(b)	997,655

516,325	Petra Diamonds, Ltd.(a)	734,357

See accompanying Notes to Financial Statements.	29

Schedule of Investments (Note 10) (Unaudited)

Salient International Small Cap Fund

June 30, 2017

Shares		Value (Note 2)

United Kingdom (continued): 15.29%

244,531	Polypipe Group Plc	$1,217,585

33,913	Secure Trust Bank Plc	877,879

16,692	Spirax-Sarco Engineering Plc	1,163,117

57,196	Vedanta Resources Plc	478,258

		18,127,694

	Total Common Stocks (Cost $87,871,662)	115,808,949

Rights: 0.59%
Australia: 0.59%

114,949	Link Administration Holdings, Ltd.(a)	697,962

	Total Right (Cost $588,446)	697,962

	Total Investments: 98.27% (Cost $88,460,108)	116,506,911

	Net Other Assets and Liabilities: 1.73%	2,050,681

	Net Assets: 100.00%	$118,557,592

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $5,055,955, representing 4.26% of net assets.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	30

Schedule of Investments (Note 10) (Unaudited)

Salient Tactical Growth Fund

June 30, 2017

Shares		Value (Note 2)

Exchange-Traded Funds: 40.41%

175,439	SPDR® Dow Jones Industrial Average ETF Trust	$37,410,612

462,357	SPDR® S&P 500® ETF Trust(a)	111,797,923

	Total Exchange-Traded Funds (Cost $141,573,699)	149,208,535

	Total Investments: 40.41% (Cost $141,573,699)	149,208,535

	Net Other Assets and Liabilities: 59.59%	220,037,354

	Net Assets: 100.00%	$369,245,889

Percentages are stated as a percent of net assets.

(a) The SPDR S&P 500 ETF Trust Annual Report, along with the report of the independent registered public accounting firm, is included in the Security’s Form N-CSR available at “www.sec.gov”. As of June 30, 2017, the percentage of the Fund’s net assets invested in the SPDR S&P 500 ETF Trust was 30.28%.

Investment Abbreviations:

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

See accompanying Notes to Financial Statements.	31

Schedule of Investments (Note 10) (Unaudited)

Salient Tactical Muni & Credit Fund

June 30, 2017

Principal Amount		Value (Note 2)

Corporate Bonds: 5.11%
Consumer Noncyclical: 2.27%

$1,500,000	Hackensack Meridian Health, Inc., Sr. Unsec. Notes 4.500%, 07/01/57	$1,593,643

Financial: 2.84%

2,000,000	Illinois Receivables Trust II, Sec. Notes 8.250%, 07/01/18(a)(b)(c)	1,995,037

	Total Corporate Bonds (Cost $3,595,803)	3,588,680

Municipal Bonds: 90.43%
Alabama: 7.01%

1,500,000	County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F 0.000%, 10/01/50(d)	1,224,315

3,000,000	The Lower Alabama Gas District Revenue Bonds, Series A 5.000%, 09/01/46	3,704,280

		4,928,595

Arizona: 1.28%

745,000	Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds 5.000%, 12/01/37	898,418

California: 14.04%

1,500,000	California State Health Facilities Financing Authority Revenue Bonds, Series B 5.000%, 11/15/46	1,712,895

500,000	California State School Financing Authority Revenue Bonds (Launchpad Development Co.), Series A 5.000%, 06/01/46(b)	499,875

1,500,000	California Statewide Communities Development Authority Revenue Bonds, Series A 5.250%, 12/01/56(b)	1,641,570

1,000,000	M-S-R Energy Authority Revenue Bonds, Series B 6.500%, 11/01/39	1,422,810

Principal Amount		Value (Note 2)

$1,000,000	Stockton Public Financing Authority Revenue Bonds (Delta Water Supply Project), Series A 6.125%, 10/01/35	$1,230,790

2,750,000	6.250%, 10/01/40	3,363,277

		9,871,217

Colorado: 1.43%

1,000,000	City & County of Denver Co. Airport System Revenue Bonds (Denver International Airport), Series B 1.310%, 11/15/31(e)	1,004,330

Georgia: 2.29%

500,000	Atlanta Georgia Development Authority Senior Health Georgia Proton Treatment Center Revenue Bonds, Series A1 6.750%, 01/01/35(a)(b)(f)	495,940

1,000,000	Savannah College of Art & Design Projects Revenue Bonds (Private Colleges & Universities Authority) 5.000%, 04/01/33	1,112,470

		1,608,410

Illinois: 9.43%

2,000,000	City of Chicago, Illinois General Obligation Bonds, Series 2002B 5.500%, 01/01/34	1,980,760

1,000,000	City of Chicago, Illinois General Obligation Bonds, Series A 6.000%, 01/01/38	1,028,380

1,000,000	Illinois Finance Authority Revenue Bonds (Presence Health Network), Series C 4.000%, 02/15/36	945,850

1,500,000	5.000%, 02/15/29	1,677,000

1,000,000	State of Illinois General Obligation Bonds, Series A 5.000%, 04/01/35	1,002,890

		6,634,880

Iowa: 5.21%

3,660,000	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A 6.500%, 06/01/23	3,660,586

See accompanying Notes to Financial Statements.	32

Schedule of Investments (Note 10) (Unaudited)

Salient Tactical Muni & Credit Fund

June 30, 2017

Principal Amount		Value (Note 2)

Kentucky: 3.16%

$1,000,000	Kentucky Economic Development Finance Authority Hospital Revenue Bonds 5.000%, 08/15/31	$1,130,380

1,000,000	5.000%, 08/15/46	1,089,380

		2,219,760

Maine: 1.59%

1,100,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A 5.000%, 07/01/46	1,119,107

Maryland: 0.68%

470,000	Maryland State Economic Development Corp. Revenue Bonds (CNX Marine Terminals, Inc.) 5.750%, 09/01/25	475,734

Massachusetts: 1.57%

1,000,000	Massachusetts Development Finance Agency Revenue Bonds (Emerson College), Series A 5.000%, 01/01/47	1,104,040

Michigan: 1.49%

1,000,000	Michigan State Finance Authority Revenue Bonds, Series F1 4.500%, 10/01/29	1,049,030

New Jersey: 5.69%

4,000,000	New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A 4.625%, 06/01/26	4,003,200

New York: 2.30%

1,500,000	New York Liberty Development Corp., Refunding Revenue Bonds (World Trade Center Project), Class 1-3 5.000%, 11/15/44(b)	1,616,535

Ohio: 11.22%

5,000,000	Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2 5.125%, 06/01/24	4,834,750

2,790,000	6.500%, 06/01/47	2,795,329

Principal Amount		Value (Note 2)

$600,000	Ohio Water Development Authority State of Ohio Pollution Control Revenue Bonds, Series C(e) 4.000%, 06/01/33	$261,300

		7,891,379

Pennsylvania: 1.56%

1,000,000	Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds 5.000%, 05/01/27(a)(b)	1,100,980

Puerto Rico: 0.71%

625,000	Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU 1.289%, 07/01/29(e)	500,000

Rhode Island: 1.51%

1,000,000	Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series A 5.000%, 06/01/40	1,062,970

South Dakota: 1.45%

1,000,000	South Dakota Educational Enhancement Funding Corp. Revenue Bonds (Educational Enhancement Fund), Series A 3.539%, 06/01/22	1,021,820

Texas: 12.35%

1,000,000	North Texas Tollway Authority Revenue Bonds, Series B 5.000%, 01/01/45	1,124,640

3,000,000	Port Beaumont Navigation District Dock & Wharf Facilities Revenue Bonds (Jefferson Energy Co.), VRDN 7.250%, 02/01/36(b)(e)	3,093,510

2,000,000	State of Texas, General Obligation Bonds 5.500%, 08/01/30	2,475,000

1,875,000	Texas State Public Finance Authority, Taxable Revenue Bonds (Texas Windstorm Insurance Association) 8.250%, 07/01/24	1,988,325

		8,681,475

See accompanying Notes to Financial Statements.	33

Schedule of Investments (Note 10) (Unaudited)

Salient Tactical Muni & Credit Fund

June 30, 2017

Principal Amount		Value (Note 2)

Washington: 3.20%

$1,000,000	Port of Seattle, Washington Revenue Bonds, Series A 5.000%, 04/01/40	$1,149,510

1,000,000	Washington State Health Care Facilities Authority Revenue Bonds (Fred Hutchinson Cancer Research Center), Series A 5.000%, 01/01/47	1,101,520

		2,251,030

West Virginia: 1.26%

910,000	West Virginia Economic Development Authority Refunding Revenue Bonds (Morgantown Energy Assistance Project) 2.875%, 12/15/26	884,602

	Total Municipal Bonds (Cost $60,165,712)	63,588,098

Par Value

Short-Term Securities: 4.69%

$1,600,000	FHLB, Discount Notes 0.31%, 07/19/17(g)	1,599,213

100,000	0.34%, 07/21/17(g)	99,945

500,000	0.49%, 07/14/17(g)	499,804

1,100,000	0.73%, 08/09/17(g)	1,098,747

	Total Short-Term Securities (Cost $3,297,798)	3,297,709

	Total Investments: 100.23% (Cost $67,059,313)	70,474,487

	Net Other Assets and Liabilities: (0.23)%	(158,982	)(h)

	Net Assets: 100.00%	$70,315,505

Percentages are stated as a percent of net assets.

(a) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $10,443,447, representing 14.85% of net assets.

(c) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(d) Represents a step-up bond. Rate disclosed is as of June 30, 2017.

(e) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2017.

(f) When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.

(g) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(h) Includes cash which is being held as collateral for futures contracts.

See accompanying Notes to Financial Statements.	34

Schedule of Investments (Note 10) (Unaudited)

Salient Tactical Muni & Credit Fund

June 30, 2017

Futures Contracts Sold

Description	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
10-Year U.S. Treasury Notes Futures	22	September 2017	$2,761,688	$7,877
U.S. Treasury Long Bond Futures	16	September 2017	2,459,000	18,733
Total Futures Contracts			$5,220,688	$26,610

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
06/29/2017	Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds 5.000%, 05/01/27(a)(b)	$1,080,490	$1,100,980	1.57%
06/22/2017	Atlanta Georgia Development Authority Senior Health Georgia Proton Treatment Center Revenue Bonds, Series A1 6.750%, 01/01/35(a)(b)(f)	482,620	495,940	0.70%
04/26/2017	Illinois Receivables Trust II, Sec. Notes 8.250%, 07/01/18(a)(b)(c)	2,000,000	1,995,037	2.84%
		$3,563,110	$3,591,957	5.11%

Investment Abbreviations:

FHLB — Federal Home Loan Bank

Sec. — Secured

Sr. — Senior

Unsec. — Unsecured

VRDN — Variable Rate Demand Notes

See accompanying Notes to Financial Statements.	35

Schedule of Investments (Note 10) (Unaudited)

Salient US Dividend Signal Fund

June 30, 2017

Shares		Value (Note 2)

Common Stocks: 94.76%
Consumer Discretionary: 12.04%

4,200	Comcast Corp., Class A	$163,464

1,400	Home Depot, Inc.	214,760

4,300	Interpublic Group of Companies, Inc.	105,780

500	McDonald’s Corp.	76,580

1,000	Pool Corp.	117,570

		678,154

Consumer Staples: 11.33%

1,400	Casey’s General Stores, Inc.	149,954

1,700	Nestle SA, Sponsored ADR	148,240

500	PepsiCo, Inc.	57,745

1,500	Procter & Gamble Co.	130,725

2,000	Wal-Mart Stores, Inc.	151,360

		638,024

Energy: 5.36%

700	Core Laboratories NV	70,889

1,200	Phillips 66	99,228

2,000	Schlumberger, Ltd.	131,680

		301,797

Financials: 17.06%

500	BlackRock, Inc.	211,205

1,300	First American Financial Corp.	58,097

1,400	JPMorgan Chase & Co.	127,960

900	Prologis, Inc.	52,776

6,400	Sterling Bancorp	148,800

2,400	Stonegate Bank	110,832

3,300	U.S. Bancorp	171,336

4,500	Virtu Financial, Inc., Class A	79,425

		960,431

Healthcare: 15.60%

1,000	Amgen, Inc.	172,230

700	Becton Dickinson and Co.	136,577

Shares		Value (Note 2)

1,200	Cardinal Health, Inc.	$93,504

600	Cooper Companies, Inc.	143,652

1,600	Johnson & Johnson	211,664

3,800	Roche Holding AG, Sponsored ADR	120,840

		878,467

Industrials: 10.52%

800	Eaton Corp. Plc	62,264

700	General Dynamics Corp.	138,670

850	John Bean Technologies Corp.	83,300

2,100	Owens Corning	140,532

1,200	Robert Half International, Inc.	57,516

900	United Technologies Corp.	109,899

		592,181

Information Technology: 15.74%

900	Accenture Plc, Class A	111,312

833	Apple, Inc.	119,968

1,900	Broadridge Financial Solutions, Inc.	143,564

2,000	DST Systems, Inc.	123,400

800	KLA-Tencor Corp.	73,208

800	MAXIMUS, Inc.	50,104

1,500	Microsoft Corp.	103,395

2,100	Texas Instruments, Inc.	161,553

		886,504

Materials: 3.88%

4,000	Acerinox SA	54,755

1,101	Eastman Chemical Co.	92,473

400	Monsanto Co.	47,344

300	Neenah Paper, Inc.	24,075

		218,647

See accompanying Notes to Financial Statements.	36

Schedule of Investments (Note 10) (Unaudited)

Salient US Dividend Signal Fund

June 30, 2017

Shares		Value (Note 2)

Real Estate: 3.23%

2,000	Brandywine Realty Trust	$35,060

3,000	HFF, Inc., Class A	104,310

400	SL Green Realty Corp.	42,320

		181,690

	Total Common Stocks (Cost $4,694,446)	5,335,895

	Total Investments: 94.76% (Cost $4,694,446)	5,335,895

	Net Other Assets and Liabilities: 5.24%	294,918

	Net Assets: 100.00%	$5,630,813

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR — American Depositary Receipt

See accompanying Notes to Financial Statements.	37

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

	Salient Adaptive Balanced Fund	Salient Adaptive Income Fund	Salient Adaptive US Equity Fund
Assets:
Investments in affiliates, at value	$26,625,306	$6,036,047	$—
Investments, at value	7,025,523	5,875,889	16,897,435
Cash	832,840	296,350	200,629
Deposit with broker for futures contracts	—	—	323,215
Variation margin receivable for future contracts	—	—	3,285
Receivable for investments sold	600,000	650,000	269,235
Receivable for shares sold	985	217	—
Receivable due from advisor	3,676	8,952	—
Interest and dividends receivable	—	—	29,638
Other assets	22,000	18,653	10,122

Total Assets	35,110,330	12,886,108	17,733,559

Liabilities:
Payable for investments purchased	450,000	750,000	134,384
Payable for shares redeemed	150	38,992	100,000
Payable to advisor	—	—	984
Payable for distribution and service fees	15,156	5,859	1,206
Payable to trustees	—	—	237
Payable for compliance fees	492	174	236
Payable for legal and audit fees	11,812	10,157	24,808
Accrued expenses and other liabilities	3,839	1,474	7,693

Total Liabilities	481,449	806,656	269,548

Net Assets	$34,628,881	$12,079,452	$17,464,011

Net Assets Consist of:
Paid-in capital	$55,462,971	$16,660,853	$15,042,841
Accumulated net investment income/(loss)	(2,071)	(488)	107,780
Accumulated net realized gain/(loss)	(21,740,794)	(4,942,966)	1,249,231
Net unrealized appreciation	908,775	362,053	1,064,159

Total Net Assets	$34,628,881	$12,079,452	$17,464,011

Investments in Affiliates, At Cost	$25,786,873	$5,720,870	$—
Investments, At Cost	$6,955,181	$5,829,013	$15,805,922
Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$12.66	$13.51	$34.37
Net Assets	$3,653,123	$1,613,349	$1,833,870
Shares of beneficial interest outstanding	288,551	119,451	53,362
Institutional Class:
Net Asset Value, offering and redemption price per share	$12.66	$13.55	$37.86
Net Assets	$12,255,212	$3,278,882	$15,630,141
Shares of beneficial interest outstanding	968,293	241,966	412,878
Class A:
Net Asset Value, offering and redemption price per share	$12.65	$13.53	—
Net Assets	$10,002,278	$2,909,674	—
Shares of beneficial interest outstanding	790,622	215,038	—
Maximum offering price per share	$13.42 (a)	$14.06 (b)	—

See accompanying Notes to Financial Statements.	38

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

	Salient Adaptive Balanced Fund (continued)	Salient Adaptive Income Fund (continued)	Salient Adaptive US Equity Fund (continued)
Class C:
Net Asset Value, offering and redemption price per share	$12.53	$13.42	—
Net Assets	$8,718,268	$4,277,547	—
Shares of beneficial interest outstanding	695,516	318,715	—

(a) Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)

(b) Maximum offering price per share (NAV/0.9625, based on maximum sales charge of 3.75% of the offering price)

See accompanying Notes to Financial Statements.	39

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

	Salient EM Infrastructure Fund	Salient International Dividend Signal Fund	Salient International Small Cap Fund
Assets:
Investments, at value	$31,938,003	$101,744,294	$116,506,911
Cash	474,078	4,626,925	1,870,906
Foreign currency, at value (Cost $274,635, $846,393 and $24,499, respectively)	273,809	844,423	24,499
Deposit with broker for futures contracts	—	165,531	—
Variation margin receivable for future contracts	—	5,100	—
Receivable for investments sold	906,771	—	907,183
Receivable for shares sold	76,043	1,107,332	348,087
Interest and dividends receivable	162,258	947,721	229,418
Other assets	42,529	26,607	27,337

Total Assets	33,873,491	109,467,933	119,914,341

Liabilities:
Payable on loan (Note 2k)	—	7,336,625	—
Payable for interest and commitment fees due on loan (Note 2k)	—	10,250	—
Payable for investments purchased	198,902	391,162	1,078,433
Payable for shares redeemed	41,352	96,976	84,804
Payable to advisor	9,308	38,438	76,661
Payable for distribution and service fees	8,723	16,523	16,919
Payable to trustees	343	2,857	1,611
Payable for compliance fees	261	3,362	1,792
Payable for legal and audit fees	28,068	41,358	41,532
Accrued expenses and other liabilities	22,901	49,165	54,997

Total Liabilities	309,858	7,986,716	1,356,749

Net Assets	$33,563,633	$101,481,217	$118,557,592

Net Assets Consist of:
Paid-in capital	$91,211,530	$157,186,647	$263,760,010
Accumulated net investment income/(loss)	17,793	(989,608)	(1,254,958)
Accumulated net realized loss	(59,042,173)	(67,901,121)	(171,989,786)
Net unrealized appreciation	1,376,483	13,185,299	28,042,326

Total Net Assets	$33,563,633	$101,481,217	$118,557,592

Investments, At Cost	$30,561,278	$88,575,314	$88,460,108
Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$22.30	$8.29	$19.48
Net Assets	$1,298,719	$5,561,504	$45,820,601
Shares of beneficial interest outstanding	58,250	671,044	2,352,455
Institutional Class:
Net Asset Value, offering and redemption price per share	$22.26	$6.68	$19.47
Net Assets	$16,489,343	$79,847,873	$72,736,991
Shares of beneficial interest outstanding	740,830	11,946,376	3,736,648

See accompanying Notes to Financial Statements.	40

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

	Salient EM Infrastructure Fund (continued)	Salient International Dividend Signal Fund (continued)	Salient International Small Cap Fund (continued)
Class A:
Net Asset Value, offering and redemption price per share	$22.17	$8.29	—
Net Assets	$11,335,457	$5,005,227	—
Shares of beneficial interest outstanding	511,364	603,973	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.52	$8.80	—
Class C:
Net Asset Value, offering and redemption price per share	$22.05	$8.27	—
Net Assets	$4,440,114	$11,066,613	—
Shares of beneficial interest outstanding	201,357	1,338,320	—

See accompanying Notes to Financial Statements.	41

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

	Salient Tactical Growth Fund	Salient Tactical Muni & Credit Fund	Salient US Dividend Signal Fund
Assets:
Investments, at value	$149,208,535	$70,474,487	$5,335,895
Cash	164,843,130	439,448	333,153
Deposit with broker for futures contracts	—	160,503	—
Variation margin receivable for future contracts	—	15,188	—
Receivable for investments sold	54,736,366	—	—
Receivable for shares sold	531,155	123,613	1,043
Receivable due from advisor	—	—	4,103
Interest and dividends receivable	721,620	907,484	11,319
Other assets	46,337	31,074	9,212

Total Assets	370,087,143	72,151,797	5,694,725

Liabilities:
Payable for investments purchased	—	1,563,110	33,363
Payable for shares redeemed	269,756	137,396	—
Payable to advisor	350,411	53,122	—
Payable for distribution and service fees	63,836	18,234	1,719
Payable to trustees	5,042	1,202	26
Payable for compliance fees	5,307	1,600	14
Payable for legal and audit fees	62,514	35,602	23,255
Accrued expenses and other liabilities	84,388	26,026	5,535

Total Liabilities	841,254	1,836,292	63,912

Net Assets	$369,245,889	$70,315,505	$5,630,813

Net Assets Consist of:
Paid-in capital	$335,611,250	$157,587,577	$7,845,009
Accumulated net investment income/(loss)	(302,768)	24,854	17,886
Accumulated net realized gain/(loss)	26,302,571	(90,738,710)	(2,873,437)
Net unrealized appreciation	7,634,836	3,441,784	641,355

Total Net Assets	$369,245,889	$70,315,505	$5,630,813

Investments, At Cost	$141,573,699	$67,059,313	$4,694,446
Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$26.77	$7.76	$30.56
Net Assets	$9,335,268	$17,930,865	$1,714,038
Shares of beneficial interest outstanding	348,761	2,310,374	56,084
Institutional Class:
Net Asset Value, offering and redemption price per share	$27.52	$7.68	$30.60
Net Assets	$284,562,157	$37,829,888	$1,378,522
Shares of beneficial interest outstanding	10,339,324	4,923,175	45,054
Class A:
Net Asset Value, offering and redemption price per share	$26.40	$7.71	$30.50
Net Assets	$36,987,641	$4,436,664	$2,538,253
Shares of beneficial interest outstanding	1,400,996	575,073	83,230
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$28.01	$8.18	$32.36
Class C:
Net Asset Value, offering and redemption price per share	$25.41	$7.76	—
Net Assets	$38,360,823	$10,118,088	—
Shares of beneficial interest outstanding	1,509,759	1,303,447	—

See accompanying Notes to Financial Statements.	42

Statement of Operations (Unaudited)

Six Months Ended June 30, 2017

	Salient Adaptive Balanced Fund	Salient Adaptive Income Fund	Salient Adaptive US Equity Fund
Investment Income:
Interest	$6,790	$1,326	$1,813
Dividends	91,263	99,456	123,583
Dividends from affiliated investments	242,299	156,975	—

Total Investment Income	340,352	257,757	125,396

Expenses:
Investment advisory fee	17,689	6,268	44,579
Administration fee	8,520	5,002	14,840
Custodian fee	1,267	783	900
Legal and audit fees	14,707	11,715	21,403
Transfer agent fee	14,839	5,443	6,266
Trustees’ fees and expenses	—	—	2,360
Registration/filing fees	31,597	29,607	15,718
Reports to shareholder and printing fees	7,390	4,523	3,252
Distribution and service fees
Investor Class	9,404	4,089	4,497
Class A	18,101	3,845	—
Class C	46,114	22,075	—
Compliance fees	3,437	1,224	1,717
Other	3,905	2,175	2,123

Total expenses before waivers	176,970	96,749	117,655
Less fees waived/reimbursed by investment advisor (Note 3)	(46,798)	(66,108)	(41,756)

Total Expenses	130,172	30,641	75,899

Net Investment Income:	210,180	227,116	49,497

Net realized loss on affiliated investments	(626,992)	(204,602)	—
Net realized gain on investments	7,744	12,151	375,562
Net realized gain on futures contracts	—	—	530,557
Net change in unrealized appreciation/depreciation on affiliated investments	2,211,368	405,751	—
Net change in unrealized appreciation/depreciation on investments	70,342	46,876	423,795
Net change in unrealized appreciation/depreciation on futures contracts	—	—	(91,767)

Net Realized and Unrealized Gain on Investments and Futures Contracts	1,662,462	260,176	1,238,147

Net Increase in Net Assets Resulting From Operations	$1,872,642	$487,292	$1,287,644

See accompanying Notes to Financial Statements.	43

Statement of Operations (Unaudited)

Six Months Ended June 30, 2017

	Salient EM Infrastructure Fund	Salient International Dividend Signal Fund	Salient International Small Cap Fund
Investment Income:
Interest	$5,195	$183,002	$7,467
Dividends	1,157,352	4,182,168	1,870,995
Foreign taxes withheld	(65,514)	(192,930)	(153,902)

Total Investment Income	1,097,033	4,172,240	1,724,560

Expenses:
Investment advisory fee	117,789	463,838	599,755
Administration fee	21,745	58,999	69,421
Custodian fee	8,063	37,001	15,649
Legal and audit fees	24,314	44,839	45,285
Transfer agent fee	17,090	36,495	43,731
Trustees’ fees and expenses	3,226	18,140	16,141
Registration/filing fees	35,550	37,022	18,135
Reports to shareholder and printing fees	7,007	7,417	18,378
Distribution and service fees
Investor Class	3,047	21,992	55,053
Institutional Class	2,253	17,917	22,881
Class A	23,009	12,617	—
Class B	319	—	—
Class C	22,004	50,860	—
Advisor Class	468	5,796	449
Compliance fees	2,356	12,446	11,813
Interest and commitment fees on loan	—	95,407	—
Other	7,641	23,692	18,369

Total expenses before waivers	295,881	944,478	935,060
Less fees waived/reimbursed by investment advisor (Note 3)	(94,116)	(230,736)	(113,164)

Total Expenses	201,765	713,742	821,896

Net Investment Income:	895,268	3,458,498	902,664

Net realized gain/(loss) on investments and foreign currency translations	(307,275)	1,420,503	10,111,939
Net realized gain on futures contracts	—	1,257,890	—
Net realized gain/(loss) on foreign currency	4,163	76,902	(23,524)
Net change in unrealized appreciation/depreciation on investments	1,776,931	7,782,132	8,435,627
Net change in unrealized appreciation/depreciation on futures contracts	—	(33,313)	—
Net change in unrealized appreciation/depreciation on foreign currency transactions	1,725	23,609	4,110

Net Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Translations	1,475,544	10,527,723	18,528,152

Net Increase in Net Assets Resulting From Operations	$2,370,812	$13,986,221	$19,430,816

See accompanying Notes to Financial Statements.	44

Statement of Operations (Unaudited)

Six Months Ended June 30, 2017

	Salient Tactical Growth Fund	Salient Tactical Muni & Credit Fund	Salient US Dividend Signal Fund
Investment Income:
Interest	$598,175	$1,842,775	$1,049
Dividends	2,276,573	—	86,879
Foreign taxes withheld	—	—	(3,277)

Total Investment Income	2,874,748	1,842,775	84,651

Expenses:
Investment advisory fee	2,133,881	378,545	20,102
Administration fee	142,012	37,850	6,385
Custodian fee	5,956	3,148	526
Legal and audit fees	91,182	37,780	18,902
Transfer agent fee	175,291	31,316	2,800
Trustees’ fees and expenses	49,867	11,514	563
Registration/filing fees	41,834	38,496	23,290
Reports to shareholder and printing fees	41,283	9,252	2,036
Distribution and service fees
Investor Class	23,111	51,283	3,295
Institutional Class	43,109	5,382	308
Class A	99,194	12,239	5,907
Class C	199,520	53,969	—
Advisor Class	55,216	6,588	—
Compliance fees	36,106	8,143	429
Other	39,954	11,384	1,303

Total expenses before waivers	3,177,516	696,889	85,846
Less fees waived/reimbursed by investment advisor (Note 3)	—	(44,506)	(52,620)

Total Expenses	3,177,516	652,383	33,226

Net Investment Income/(Loss):	(302,768)	1,190,392	51,425

Net realized gain on investments and foreign currency translations	15,813,966	654,943	66,114
Net realized loss on futures contracts	—	(136,596)	—
Net realized gain on swap contracts	—	129,567	—
Net realized loss on foreign currency	—	—	(673)
Net change in unrealized appreciation/depreciation on investments	446,837	2,058,912	352,147
Net change in unrealized appreciation/depreciation on futures contracts	—	(58,608)	—
Net change in unrealized appreciation/depreciation on swap contracts	—	(125,961)	—
Net change in unrealized appreciation/depreciation on foreign currency transactions	—	—	466

Net Realized and Unrealized Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Translations	16,260,803	2,522,257	418,054

Net Increase in Net Assets Resulting From Operations	$15,958,035	$3,712,649	$469,479

See accompanying Notes to Financial Statements.	45

Statement of Changes in Net Assets

	Salient Adaptive Balanced Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)
Operations:
Net investment income	$210,180	$949,380
Net realized loss	(619,248)	(1,792,382)
Capital gain distributions from affiliated investment companies	—	993,980
Net change in unrealized appreciation/depreciation	2,281,710	754,974

Net increase in net assets resulting from operations	1,872,642	905,952

Distributions to Shareholders:
From net investment income
Investor Class	(28,911)	(192,079)
Institutional Class	(124,419)	(654,285)
Class A	(86,155)	(570,686)
Class C	(48,602)	(430,767)

Total distributions	(288,087)	(1,847,817)

Share Transactions:
Investor Class
Proceeds from sale of shares	457,680	250,568
Issued to shareholders in reinvestment of distributions	28,448	190,407
Cost of shares redeemed	(845,370)	(1,266,457)
Acquisition (Note 11)	—	3,110,479

Net increase/(decrease) from share transactions	(359,242)	2,284,997

Institutional Class
Proceeds from sale of shares	47,398	196,554
Issued to shareholders in reinvestment of distributions	121,580	639,068
Cost of shares redeemed	(441,382)	(1,376,478)
Acquisition (Note 11)	—	3,491,170

Net increase/(decrease) from share transactions	(272,404)	2,950,314

Class A
Proceeds from sale of shares	232,491	339,335
Issued to shareholders in reinvestment of distributions	85,856	568,063
Cost of shares redeemed	(1,904,242)	(2,812,806)
Acquisition (Note 11)	—	7,866,680

Net increase/(decrease) from share transactions	(1,585,895)	5,961,272

Class C
Proceeds from sale of shares	95,119	403,195
Issued to shareholders in reinvestment of distributions	48,239	424,296
Cost of shares redeemed	(1,304,600)	(2,957,536)
Acquisition (Note 11)	—	6,548,027

Net increase/(decrease) from share transactions	(1,161,242)	4,417,982

Net increase/(decrease) in net assets	$(1,794,228)	$14,672,700

Net Assets:
Beginning of period	36,423,109	21,750,409

End of period (including accumulated net investment income/(loss) of $(2,071) and $75,836, respectively)	$34,628,881	$36,423,109

See accompanying Notes to Financial Statements.	46

Statement of Changes in Net Assets

	Salient Adaptive Balanced Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)
Changes in Shares Outstanding:
Investor Class
Sold	35,895	20,056
Distributions reinvested	2,257	15,586
Redeemed	(66,893)	(101,070)
Acquisition (Note 11)	—	257,936

Net increase/(decrease) in shares outstanding	(28,741)	192,508

Institutional Class
Sold	3,773	15,802
Distributions reinvested	9,634	52,181
Redeemed	(35,642)	(108,283)
Acquisition (Note 11)	—	289,546

Net increase/(decrease) in shares outstanding	(22,235)	249,246

Class A
Sold	18,693	26,845
Distributions reinvested	6,812	46,454
Redeemed	(153,815)	(224,071)
Acquisition (Note 11)	—	652,772

Net increase/(decrease) in shares outstanding	(128,310)	502,000

Class C
Sold	7,799	32,128
Distributions reinvested	3,868	35,171
Redeemed	(105,150)	(237,146)
Acquisition (Note 11)	—	548,282

Net increase/(decrease) in shares outstanding	(93,483)	378,435

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund.

See accompanying Notes to Financial Statements.	47

Statement of Changes in Net Assets

	Salient Adaptive Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)
Operations:
Net investment income	$227,116	$530,810
Net realized loss	(192,451)	(876,072)
Capital gain distributions from affiliated investment companies	—	302,099
Net change in unrealized appreciation/depreciation	452,627	1,137,825

Net increase in net assets resulting from operations	487,292	1,094,662

Distributions to Shareholders:
From net investment income
Investor Class	(29,907)	(67,756)
Institutional Class	(68,590)	(144,704)
Class A	(57,403)	(146,350)
Class C	(71,704)	(184,962)
From return of capital
Investor Class	—	(5,961)
Institutional Class	—	(12,731)
Class A	—	(12,876)
Class C	—	(16,272)

Total distributions	(227,604)	(591,612)

Share Transactions:
Investor Class
Proceeds from sale of shares	60,595	112,481
Issued to shareholders in reinvestment of distributions	29,759	73,167
Cost of shares redeemed	(162,423)	(868,334)
Acquisition (Note 11)	—	856,783

Net increase/(decrease) from share transactions	(72,069)	174,097

Institutional Class
Proceeds from sale of shares	312,414	985,492
Issued to shareholders in reinvestment of distributions	59,149	147,405
Cost of shares redeemed	(697,451)	(1,496,865)
Acquisition (Note 11)	—	896,271

Net increase/(decrease) from share transactions	(325,888)	532,303

Class A
Proceeds from sale of shares	38,844	202,336
Issued to shareholders in reinvestment of distributions	50,920	134,280
Cost of shares redeemed	(688,176)	(1,303,180)
Acquisition (Note 11)	—	2,631,121

Net increase/(decrease) from share transactions	(598,412)	1,664,557

Class C
Proceeds from sale of shares	80,622	852,957
Issued to shareholders in reinvestment of distributions	63,821	178,352
Cost of shares redeemed	(472,609)	(3,166,439)
Acquisition (Note 11)	—	2,446,073

Net increase/(decrease) from share transactions	(328,166)	310,943

Net increase/(decrease) in net assets	$(1,064,847)	$3,184,950

Net Assets:
Beginning of period	13,144,299	9,959,349

End of period (including accumulated net investment loss of $(488) and $0, respectively)	$12,079,452	$13,144,299

See accompanying Notes to Financial Statements.	48

Statement of Changes in Net Assets

	Salient Adaptive Income Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)
Changes in Shares Outstanding:
Investor Class
Sold	4,516	8,612
Distributions reinvested	2,207	5,655
Redeemed	(12,032)	(67,400)
Acquisition (Note 11)	—	68,592

Net increase/(decrease) in shares outstanding	(5,309)	15,459

Institutional Class
Sold	23,180	74,908
Distributions reinvested	4,374	11,370
Redeemed	(51,714)	(114,982)
Acquisition (Note 11)	—	71,612

Net increase/(decrease) in shares outstanding	(24,160)	42,908

Class A
Sold	2,889	15,226
Distributions reinvested	3,771	10,372
Redeemed	(51,101)	(100,214)
Acquisition (Note 11)	—	210,414

Net increase/(decrease) in shares outstanding	(44,441)	135,798

Class C
Sold	6,080	63,279
Distributions reinvested	4,764	13,851
Redeemed	(35,295)	(244,983)
Acquisition (Note 11)	—	196,718

Net increase/(decrease) in shares outstanding	(24,451)	28,865

(a) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund.

See accompanying Notes to Financial Statements.	49

Statement of Changes in Net Assets

	Salient Adaptive US Equity Fund
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Operations:
Net investment income	$49,497	$285,391
Net realized gain	906,119	1,751,339
Net change in unrealized appreciation/depreciation	332,028	(381,703)

Net increase in net assets resulting from operations	1,287,644	1,655,027

Distributions to Shareholders:
From net investment income
Investor Class	—	(18,207)
Institutional Class	—	(136,960)
Class Z	—	(94,833)
From net realized gains on investments
Investor Class	—	(127,377)
Institutional Class	—	(684,938)
Class Z	—	(474,264)

Total distributions	—	(1,536,579)

Share Transactions:
Investor Class
Proceeds from sale of shares	238,769	765,852
Issued to shareholders in reinvestment of distributions	—	144,836
Cost of shares redeemed	(230,282)	(1,262,575)

Net increase/(decrease) from share transactions	8,487	(351,887)

Institutional Class
Proceeds from sale of shares	6,499,480	668,302
Issued to shareholders in reinvestment of distributions	—	765,856
Cost of shares redeemed	(1,539,055)	(2,623,125)

Net increase/(decrease) from share transactions	4,960,425	(1,188,967)

Class Z
Proceeds from sale of shares	356,898	4,751,008
Issued to shareholders in reinvestment of distributions	—	569,097
Cost of shares redeemed	(6,984,391)	(7,759,131)

Net decrease from share transactions	(6,627,493)	(2,439,026)

Net decrease in net assets	$(370,937)	$(3,861,432)

Net Assets:
Beginning of period	17,834,948	21,696,380

End of period (including accumulated net investment income of $107,780 and $58,283, respectively)	$17,464,011	$17,834,948

Changes in Shares Outstanding:
Investor Class
Sold	7,216	22,140
Distributions reinvested	—	4,491
Redeemed	(6,864)	(37,834)

Net increase/(decrease) in shares outstanding	352	(11,203)

See accompanying Notes to Financial Statements.	50

Statement of Changes in Net Assets

	Salient Adaptive US Equity Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Institutional Class
Sold	176,789	18,203
Distributions reinvested	—	21,549
Redeemed	(41,484)	(73,389)

Net increase/(decrease) in shares outstanding	135,305	(33,637)

Class Z
Sold	9,940	134,740
Distributions reinvested	—	15,894
Redeemed	(188,782)	(221,502)

Net decrease in shares outstanding	(178,842)	(70,868)

(a) Effective April 28, 2017, Class Z shares of Salient Adaptive US Equity Fund were terminated and converted to Institutional Class shares.

(b) Prior to May 1, 2016, Salient Adaptive US Equity Fund was known as Forward Total MarketPlus Fund.

See accompanying Notes to Financial Statements.	51

Statement of Changes in Net Assets

	Salient EM Infrastructure Fund
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Operations:
Net investment income	$895,268	$851,363
Net realized loss	(303,112)	(2,557,882)
Net change in unrealized appreciation/depreciation	1,778,656	1,299,493

Net increase/(decrease) in net assets resulting from operations	2,370,812	(407,026)

Distributions to Shareholders:
From net investment income
Investor Class	(38,759)	(23,179)
Institutional Class	(403,421)	(195,579)
Class A	(322,802)	(243,191)
Class B	(829)	(5,004)
Class C	(117,241)	(84,425)
Advisor Class	(23,333)	(17,565)

Total distributions	(906,385)	(568,943)

Share Transactions:
Investor Class
Proceeds from sale of shares	797,508	5,858,445
Issued to shareholders in reinvestment of distributions	38,686	23,159
Cost of shares redeemed	(2,413,967)	(21,009,035)

Net decrease from share transactions	(1,577,773)	(15,127,431)

Institutional Class
Proceeds from sale of shares	13,027,933	6,712,207
Issued to shareholders in reinvestment of distributions	200,783	167,502
Cost of shares redeemed	(4,130,010)	(11,277,897)

Net increase/(decrease) from share transactions	9,098,706	(4,398,188)

Class A
Proceeds from sale of shares	3,398,500	1,188,968
Issued to shareholders in reinvestment of distributions	303,106	221,645
Cost of shares redeemed	(1,346,029)	(5,852,500)

Net increase/(decrease) from share transactions	2,355,577	(4,441,887)

Class B
Issued to shareholders in reinvestment of distributions	829	4,793
Cost of shares redeemed	(212,649)	(332,297)

Net decrease from share transactions	(211,820)	(327,504)

Class C
Proceeds from sale of shares	331,086	446,461
Issued to shareholders in reinvestment of distributions	109,357	78,036
Cost of shares redeemed	(647,656)	(1,093,766)

Net decrease from share transactions	(207,213)	(569,269)

See accompanying Notes to Financial Statements.	52

Statement of Changes in Net Assets

	Salient EM Infrastructure Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Advisor Class
Proceeds from sale of shares	139,255	1,793,706
Issued to shareholders in reinvestment of distributions	1,620	3,817
Cost of shares redeemed	(2,156,657)	(115,467)

Net increase/(decrease) from share transactions	(2,015,782)	1,682,056

Net increase/(decrease) in net assets	$8,906,122	$(24,158,192)

Net Assets:
Beginning of period	24,657,511	48,815,703

End of period (including accumulated net investment income of $17,793 and $28,910, respectively)	$33,563,633	$24,657,511

Changes in Shares Outstanding:
Investor Class
Sold	36,499	272,510
Distributions reinvested	1,726	1,110
Redeemed	(110,481)	(1,031,261)

Net decrease in shares outstanding	(72,256)	(757,641)

Institutional Class
Sold	576,583	322,280
Distributions reinvested	8,976	7,986
Redeemed	(187,274)	(546,428)

Net increase/(decrease) in shares outstanding	398,285	(216,162)

Class A
Sold	153,079	54,831
Distributions reinvested	13,616	10,620
Redeemed	(60,382)	(268,154)

Net increase/(decrease) in shares outstanding	106,313	(202,703)

Class B
Distributions reinvested	37	231
Redeemed	(9,806)	(15,449)

Net decrease in shares outstanding	(9,769)	(15,218)

Class C
Sold	14,913	21,558
Distributions reinvested	4,934	3,763
Redeemed	(29,136)	(51,825)

Net decrease in shares outstanding	(9,289)	(26,504)

Advisor Class
Sold	6,280	83,783
Distributions reinvested	71	182
Redeemed	(94,362)	(5,320)

Net increase/(decrease) in shares outstanding	(88,011)	78,645

(a) Effective March 29, 2017, Advisor Class shares of Salient EM Infrastructure Fund were terminated and converted to Institutional Class shares. Effective April 28, 2017, Class B shares of Salient EM Infrastructure Fund were terminated and converted to Class A shares.

(b) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund.

See accompanying Notes to Financial Statements.	53

Statement of Changes in Net Assets

	Salient International Dividend Signal Fund
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Operations:
Net investment income	$3,458,498	$9,893,721
Net realized gain/(loss)	2,755,295	(19,332,677)
Capital gain distributions from affiliated investment companies	—	33,657
Net change in unrealized appreciation/depreciation	7,772,428	3,950,369

Net increase/(decrease) in net assets resulting from operations	13,986,221	(5,454,930)

Distributions to Shareholders:
From net investment income
Investor Class	(132,678)	(2,300,123)
Institutional Class	(2,175,233)	(5,201,452)
Class A	(107,144)	(203,615)
Class C	(223,323)	(451,117)
Advisor Class	(310,328)	(1,953,332)

Total distributions	(2,948,706)	(10,109,639)

Share Transactions:
Investor Class
Proceeds from sale of shares	342,191	69,394,787
Issued to shareholders in reinvestment of distributions	129,545	2,289,905
Cost of shares redeemed	(35,029,730)	(89,929,964)

Net decrease from share transactions	(34,557,994)	(18,245,272)

Institutional Class
Proceeds from sale of shares	33,980,897	43,814,088
Issued to shareholders in reinvestment of distributions	1,921,807	4,262,793
Cost of shares redeemed	(29,928,461)	(82,047,337)

Net increase/(decrease) from share transactions	5,974,243	(33,970,456)

Class A
Proceeds from sale of shares	1,041,102	2,023,852
Issued to shareholders in reinvestment of distributions	105,662	200,725
Cost of shares redeemed	(696,010)	(2,095,463)

Net increase from share transactions	450,754	129,114

Class C
Proceeds from sale of shares	2,218,008	2,212,989
Issued to shareholders in reinvestment of distributions	208,197	413,945
Cost of shares redeemed	(1,412,518)	(4,179,955)

Net increase/(decrease) from share transactions	1,013,687	(1,553,021)

Advisor Class
Proceeds from sale of shares	2,848,545	9,945,287
Issued to shareholders in reinvestment of distributions	307,433	1,934,036
Cost of shares redeemed	(27,427,103)	(19,238,461)

Net decrease from share transactions	(24,271,125)	(7,359,138)

Net decrease in net assets	$(40,352,920)	$(76,563,342)

Net Assets:
Beginning of period	141,834,137	218,397,479

End of period (including accumulated net investment loss of $(989,608) and $(1,499,400), respectively)	$101,481,217	$141,834,137

See accompanying Notes to Financial Statements.	54

Statement of Changes in Net Assets

	Salient International Dividend Signal Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Changes in Shares Outstanding:
Investor Class
Sold	43,407	9,141,859
Distributions reinvested	15,917	307,265
Redeemed	(4,554,481)	(11,983,420)

Net decrease in shares outstanding	(4,495,157)	(2,534,296)

Institutional Class
Sold	5,249,346	7,079,065
Distributions reinvested	291,283	701,280
Redeemed	(4,628,503)	(13,531,163)

Net increase/(decrease) in shares outstanding	912,126	(5,750,818)

Class A
Sold	131,074	266,549
Distributions reinvested	12,964	26,965
Redeemed	(87,751)	(275,087)

Net increase in shares outstanding	56,287	18,427

Class C
Sold	278,755	293,629
Distributions reinvested	25,591	55,777
Redeemed	(176,267)	(554,257)

Net increase/(decrease) in shares outstanding	128,079	(204,851)

Advisor Class
Sold	456,232	1,601,540
Distributions reinvested	47,812	318,504
Redeemed	(4,273,621)	(3,126,274)

Net decrease in shares outstanding	(3,769,577)	(1,203,230)

(a) Effective March 29, 2017, Advisor Class shares of the Salient International Dividend Signal Fund were terminated and converted to Institutional Class shares.

(b) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund.

See accompanying Notes to Financial Statements.	55

Statement of Changes in Net Assets

	Salient International Small Cap Fund
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Operations:
Net investment income	$902,664	$3,006,178
Net realized gain	10,088,415	3,619,987
Net change in unrealized appreciation/depreciation	8,439,737	(10,259,888)

Net increase/(decrease) in net assets resulting from operations	19,430,816	(3,633,723)

Distributions to Shareholders:
From net investment income
Investor Class	—	(918,569)
Institutional Class	—	(3,909,088)
Advisor Class	—	(97,323)

Total distributions	—	(4,924,980)

Share Transactions:
Investor Class
Proceeds from sale of shares	21,882,512	6,732,609
Issued to shareholders in reinvestment of distributions	—	914,028
Cost of shares redeemed	(3,915,265)	(17,348,202)

Net increase/(decrease) from share transactions	17,967,247	(9,701,565)

Institutional Class
Proceeds from sale of shares	15,070,898	29,585,853
Issued to shareholders in reinvestment of distributions	—	3,347,432
Cost of shares redeemed	(52,389,630)	(82,519,439)

Net decrease from share transactions	(37,318,732)	(49,586,154)

Advisor Class
Proceeds from sale of shares	105,257	408,075
Issued to shareholders in reinvestment of distributions	—	94,778
Cost of shares redeemed	(2,655,293)	(723,508)

Net decrease from share transactions	(2,550,036)	(220,655)

Net decrease in net assets	$(2,470,705)	$(68,067,077)

Net Assets:
Beginning of period	121,028,297	189,095,374

End of period (including accumulated net investment loss of $(1,254,958) and $(2,157,622), respectively)	$118,557,592	$121,028,297

Changes in Shares Outstanding:
Investor Class
Sold	1,104,634	399,413
Distributions reinvested	—	55,598
Redeemed	(214,936)	(1,010,334)

Net increase/(decrease) in shares outstanding	889,698	(555,323)

Institutional Class
Sold	855,818	1,741,855
Distributions reinvested	—	204,112
Redeemed	(2,842,569)	(4,773,076)

Net decrease in shares outstanding	(1,986,751)	(2,827,109)

See accompanying Notes to Financial Statements.	56

Statement of Changes in Net Assets

	Salient International Small Cap Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Advisor Class
Sold	6,139	23,961
Distributions reinvested	—	5,772
Redeemed	(152,132)	(41,837)

Net decrease in shares outstanding	(145,993)	(12,104)

(a) Effective March 29, 2017, Advisor Class shares of the Salient International Small Cap Fund were terminated and converted to Institutional Class shares.

(b) Prior to May 1, 2016, Salient International Small Cap Fund was known as Forward International Small Companies Fund.

See accompanying Notes to Financial Statements.	57

Statement of Changes in Net Assets

	Salient Tactical Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Operations:
Net investment loss	$(302,768)	$(2,454,464)
Net realized gain	15,813,966	21,283,452
Net change in unrealized appreciation/depreciation	446,837	(7,633,721)

Net increase in net assets resulting from operations	15,958,035	11,195,267

Distributions to Shareholders:
From net realized gains on investments
Investor Class	—	(39,032)
Institutional Class	—	(72,094)
Class A	—	(112,081)
Class C	—	(124,669)
Advisor Class	—	(724,394)

Total distributions	—	(1,072,270)

Share Transactions:
Investor Class
Proceeds from sale of shares	1,750,219	4,309,971
Issued to shareholders in reinvestment of distributions	—	38,470
Cost of shares redeemed	(5,837,889)	(108,632,050)

Net decrease from share transactions	(4,087,670)	(104,283,609)

Institutional Class
Proceeds from sale of shares	290,360,112	3,997,814
Issued to shareholders in reinvestment of distributions	—	72,021
Cost of shares redeemed	(33,948,932)	(13,369,877)

Net increase/(decrease) from share transactions	256,411,180	(9,300,042)

Class A
Proceeds from sale of shares	4,743,344	12,368,257
Issued to shareholders in reinvestment of distributions	—	109,981
Cost of shares redeemed	(6,571,521)	(15,313,911)

Net decrease from share transactions	(1,828,177)	(2,835,673)

Class C
Proceeds from sale of shares	1,276,033	5,331,399
Issued to shareholders in reinvestment of distributions	—	111,784
Cost of shares redeemed	(6,440,323)	(20,328,608)

Net decrease from share transactions	(5,164,290)	(14,885,425)

Advisor Class
Proceeds from sale of shares	15,852,972	61,334,138
Issued to shareholders in reinvestment of distributions	—	714,123
Cost of shares redeemed	(286,208,133)	(139,895,950)

Net decrease from share transactions	(270,355,161)	(77,847,689)

Net decrease in net assets	$(9,066,083)	$(199,029,441)

Net Assets:
Beginning of period	378,311,972	577,341,413

End of period (including accumulated net investment loss of $(302,768) and $0, respectively)	$369,245,889	$378,311,972

See accompanying Notes to Financial Statements.	58

Statement of Changes in Net Assets

	Salient Tactical Growth Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Changes in Shares Outstanding:
Investor Class
Sold	66,770	175,788
Distributions reinvested	—	1,477
Redeemed	(221,095)	(4,397,010)

Net decrease in shares outstanding	(154,325)	(4,219,745)

Institutional Class
Sold	10,685,258	156,354
Distributions reinvested	—	2,693
Redeemed	(1,245,899)	(526,256)

Net increase/(decrease) in shares outstanding	9,439,359	(367,209)

Class A
Sold	181,622	510,237
Distributions reinvested	—	4,276
Redeemed	(253,638)	(622,674)

Net decrease in shares outstanding	(72,016)	(108,161)

Class C
Sold	50,540	228,467
Distributions reinvested	—	4,506
Redeemed	(256,479)	(861,599)

Net decrease in shares outstanding	(205,939)	(628,626)

Advisor Class
Sold	592,901	2,439,761
Distributions reinvested	—	26,736
Redeemed	(10,559,865)	(5,529,252)

Net decrease in shares outstanding	(9,966,964)	(3,062,755)

(a) Effective March 29, 2017, Advisor Class shares of the Salient Tactical Growth Fund were terminated and converted to Institutional Class shares.

(b) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

See accompanying Notes to Financial Statements.	59

Statement of Changes in Net Assets

	Salient Tactical Muni & Credit Fund
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Operations:
Net investment income	$1,190,392	$2,924,347
Net realized gain	647,914	1,781,934
Net change in unrealized appreciation/depreciation	1,874,343	(1,324,318)

Net increase in net assets resulting from operations	3,712,649	3,381,963

Distributions to Shareholders:
From net investment income
Investor Class	(341,210)	(1,416,306)
Institutional Class	(432,736)	(469,466)
Class A	(70,320)	(91,730)
Class C	(140,613)	(252,251)
Advisor Class	(207,329)	(701,060)

Total distributions	(1,192,208)	(2,930,813)

Share Transactions:
Investor Class
Proceeds from sale of shares	2,832,598	87,028,917
Issued to shareholders in reinvestment of distributions	339,061	1,411,501
Cost of shares redeemed	(29,506,016)	(113,088,840)

Net decrease from share transactions	(26,334,357)	(24,648,422)

Institutional Class
Proceeds from sale of shares	36,785,551	25,086,179
Issued to shareholders in reinvestment of distributions	217,925	323,342
Cost of shares redeemed	(6,620,197)	(42,769,550)

Net increase/(decrease) from share transactions	30,383,279	(17,360,029)

Class A
Proceeds from sale of shares	39,196	2,664,860
Issued to shareholders in reinvestment of distributions	63,328	79,986
Cost of shares redeemed	(308,902)	(4,089,519)

Net decrease from share transactions	(206,378)	(1,344,673)

Class C
Proceeds from sale of shares	282,286	9,519,269
Issued to shareholders in reinvestment of distributions	120,724	218,729
Cost of shares redeemed	(2,467,761)	(3,572,007)

Net increase/(decrease) from share transactions	(2,064,751)	6,165,991

Advisor Class
Proceeds from sale of shares	2,927,897	31,101,455
Issued to shareholders in reinvestment of distributions	14,834	199,970
Cost of shares redeemed	(32,690,811)	(10,121,517)

Net increase/(decrease) from share transactions	(29,748,080)	21,179,908

Net decrease in net assets	$(25,449,846)	$(15,556,075)

Net Assets:
Beginning of period	95,765,351	111,321,426

End of period (including accumulated net investment income of $24,854 and $26,670, respectively)	$70,315,505	$95,765,351

See accompanying Notes to Financial Statements.	60

Statement of Changes in Net Assets

	Salient Tactical Muni & Credit Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)(a)	Year Ended December 31, 2016(b)
Changes in Shares Outstanding:
Investor Class
Sold	367,270	11,294,426
Distributions reinvested	44,026	180,838
Redeemed	(3,851,501)	(14,521,517)

Net decrease in shares outstanding	(3,440,205)	(3,046,253)

Institutional Class
Sold	4,835,669	3,269,051
Distributions reinvested	28,479	41,794
Redeemed	(867,974)	(5,512,612)

Net increase/(decrease) in shares outstanding	3,996,174	(2,201,767)

Class A
Sold	5,155	339,476
Distributions reinvested	8,260	10,272
Redeemed	(40,460)	(534,483)

Net decrease in shares outstanding	(27,045)	(184,735)

Class C
Sold	36,623	1,235,514
Distributions reinvested	15,659	27,900
Redeemed	(321,309)	(459,557)

Net increase/(decrease) in shares outstanding	(269,027)	803,857

Advisor Class
Sold	386,692	4,048,973
Distributions reinvested	1,957	25,788
Redeemed	(4,308,617)	(1,316,254)

Net increase/(decrease) in shares outstanding	(3,919,968)	2,758,507

(a) Effective March 29, 2017, Advisor Class shares of the Salient Tactical Muni & Credit Fund were terminated and converted to Institutional Class shares.

(b) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund.

See accompanying Notes to Financial Statements.	61

Statement of Changes in Net Assets

	Salient US Dividend Signal Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)
Operations:
Net investment income	$51,425	$25,487
Net realized gain/(loss)	65,441	(745,218)
Net change in unrealized appreciation/depreciation	352,613	937,565

Net increase in net assets resulting from operations	469,479	217,834

Distributions to Shareholders:
From net investment income
Investor Class	(10,796)	(6,019)
Institutional Class	(10,395)	(10,896)
Class A	(12,348)	(10,704)

Total distributions	(33,539)	(27,619)

Share Transactions:
Investor Class
Proceeds from sale of shares	699,673	333,935
Issued to shareholders in reinvestment of distributions	10,796	6,019
Cost of shares redeemed	(361,547)	(26,695)

Net increase from share transactions	348,922	313,259

Institutional Class
Proceeds from sale of shares	534,618	472,697
Issued to shareholders in reinvestment of distributions	10,394	9,458
Cost of shares redeemed	(269,039)	(4,102,265)

Net increase/(decrease) from share transactions	275,973	(3,620,110)

Class A
Proceeds from sale of shares	1,018,816	283,952
Issued to shareholders in reinvestment of distributions	9,910	8,113
Cost of shares redeemed	(220,979)	(3,562,797)

Net increase/(decrease) from share transactions	807,747	(3,270,732)

Net increase/(decrease) in net assets	$1,868,582	$(6,387,368)

Net Assets:
Beginning of period	3,762,231	10,149,599

End of period (including accumulated net investment income of $17,886 and $0)	$5,630,813	$3,762,231

Changes in Shares Outstanding:
Investor Class
Sold	24,060	12,689
Distributions reinvested	358	224
Redeemed	(12,085)	(1,156)

Net increase in shares outstanding	12,333	11,757

Institutional Class
Sold	18,282	18,643
Distributions reinvested	345	358
Redeemed	(9,162)	(181,320)

Net increase/(decrease) in shares outstanding	9,465	(162,319)

See accompanying Notes to Financial Statements.	62

Statement of Changes in Net Assets

	Salient US Dividend Signal Fund (continued)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016(a)
Class A
Sold	34,650	11,257
Distributions reinvested	329	307
Redeemed	(7,418)	(151,045)

Net increase/(decrease) in shares outstanding	27,561	(139,481)

(a) Prior to May 1, 2016, Salient US Dividend Signal Fund was known as Forward Dynamic Income Fund.

See accompanying Notes to Financial Statements.	63

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$12.11		$12.88		$14.33	$14.91	$14.09	$12.94
Income/(Loss) from Operations:
Net investment income(c)	0.07		0.32		0.29	0.63	0.42	0.33
Net realized and unrealized gain/(loss) on investments	0.58		(0.48)		(1.40)	(0.58)	0.83	1.22

Total from Investment Operations	0.65		(0.16)		(1.11)	0.05	1.25	1.55

Less Distributions:
From investment income	(0.10)		(0.61)		(0.34)	(0.63)	(0.43)	(0.40)

Total Distributions	(0.10)		(0.61)		(0.34)	(0.63)	(0.43)	(0.40)

Net Increase/(Decrease) in Net Asset Value	0.55		(0.77)		(1.45)	(0.58)	0.82	1.15

Net Asset Value, End of Period	$12.66		$12.11		$12.88	$14.33	$14.91	$14.09

Total Return	5.35	%(d)	(1.23)%		(7.90)%	0.29%	8.98%	12.09%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,653		$3,843		$1,607	$2,827	$3,323	$4,408
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.10	%(e)	2.54%		2.07%	4.18%	2.82%	2.37%
Operating expenses including expense paid directly by the advisor(f)	0.82	%(e)	0.83	%(g)	1.01%	0.82%	0.79%	0.76%
Net investment income excluding expense paid directly by the advisor	0.84	%(e)	2.09%		1.97%	4.08%	2.72%	2.26%
Operating expenses excluding expense paid directly by the advisor(f)	1.08	%(e)	1.28%		1.11%	0.92%	0.89%	0.87%
Portfolio Turnover Rate	41	%(d)	100%		52%	62%	83%	89%

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective January 22, 2016, the Advisor agreed to limit expenses to 0.82%.

See accompanying Notes to Financial Statements.	64

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$12.11		$12.87		$14.33	$14.91	$14.09	$12.94
Income/(Loss) from Operations:
Net investment income(c)	0.10		0.38		0.40	0.64	0.56	0.39
Net realized and unrealized gain/(loss) on investments	0.58		(0.47)		(1.45)	(0.51)	0.77	1.24

Total from Investment Operations	0.68		(0.09)		(1.05)	0.13	1.33	1.63

Less Distributions:
From investment income	(0.13)		(0.67)		(0.41)	(0.71)	(0.51)	(0.48)

Total Distributions	(0.13)		(0.67)		(0.41)	(0.71)	(0.51)	(0.48)

Net Increase/(Decrease) in Net Asset Value	0.55		(0.76)		(1.46)	(0.58)	0.82	1.15

Net Asset Value, End of Period	$12.66		$12.11		$12.87	$14.33	$14.91	$14.09

Total Return	5.61	%(d)	(0.68)%		(7.45)%	0.80%	9.54%	12.73%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$12,255		$11,994		$9,541	$11,170	$18,203	$13,631
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.63	%(e)	2.98%		2.83%	4.21%	3.78%	2.85%
Operating expenses including expense paid directly by the advisor(f)	0.32	%(e)	0.34	%(g)	0.53%	0.32%	0.28%	0.26%
Net investment income excluding expense paid directly by the advisor	1.37	%(e)	2.53%		2.73%	4.11%	3.68%	2.73%
Operating expenses excluding expense paid directly by the advisor(f)	0.58	%(e)	0.79%		0.63%	0.42%	0.38%	0.38%
Portfolio Turnover Rate	41	%(d)	100%		52%	62%	83%	89%

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective January 22, 2016, the Advisor agreed to limit expenses to 0.32%.

See accompanying Notes to Financial Statements.	65

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund(a)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$12.10		$12.87		$14.32	$14.90	$14.08	$12.94
Income/(Loss) from Operations:
Net investment income(c)	0.08		0.32		0.31	0.65	0.46	0.38
Net realized and unrealized gain/(loss) on investments	0.58		(0.46)		(1.40)	(0.57)	0.81	1.19

Total from Investment Operations	0.66		(0.14)		(1.09)	0.08	1.27	1.57

Less Distributions:
From investment income	(0.11)		(0.63)		(0.36)	(0.66)	(0.45)	(0.43)

Total Distributions	(0.11)		(0.63)		(0.36)	(0.66)	(0.45)	(0.43)

Net Increase/(Decrease) in Net Asset Value	0.55		(0.77)		(1.45)	(0.58)	0.82	1.14

Net Asset Value, End of Period	$12.65		$12.10		$12.87	$14.32	$14.90	$14.08

Total Return(d)	5.44	%(e)	(1.10)%		(7.73)%	0.44%	9.15%	12.25%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,002		$11,123		$5,365	$7,933	$10,058	$10,553
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.23	%(f)	2.56%		2.18%	4.28%	3.12%	2.78%
Operating expenses including expense paid directly by the advisor(g)	0.67	%(f)	0.68	%(h)	0.86%	0.67%	0.64%	0.61%
Net investment income excluding expense paid directly by the advisor	0.96	%(f)	2.10%		2.08%	4.18%	3.02%	2.67%
Operating expenses excluding expense paid directly by the advisor(g)	0.94	%(f)	1.14%		0.96%	0.77%	0.74%	0.72%
Portfolio Turnover Rate	41	%(e)	100%		52%	62%	83%	89%

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective January 22, 2016, the Advisor agreed to limit expenses to 0.67%.

See accompanying Notes to Financial Statements.	66

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund(a)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$11.99		$12.76		$14.20	$14.78	$13.96	$12.83
Income/(Loss) from Operations:
Net investment income(c)	0.04		0.21		0.22	0.53	0.34	0.27
Net realized and unrealized gain/(loss) on investments	0.57		(0.43)		(1.39)	(0.56)	0.84	1.21

Total from Investment Operations	0.61		(0.22)		(1.17)	(0.03)	1.18	1.48

Less Distributions:
From investment income	(0.07)		(0.55)		(0.27)	(0.55)	(0.36)	(0.35)

Total Distributions	(0.07)		(0.55)		(0.27)	(0.55)	(0.36)	(0.35)

Net Increase/(Decrease) in Net Asset Value	0.54		(0.77)		(1.44)	(0.58)	0.82	1.13

Net Asset Value, End of Period	$12.53		$11.99		$12.76	$14.20	$14.78	$13.96

Total Return(d)	5.06	%(e)	(1.73)%		(8.36)%	(0.23)%	8.49%	11.57%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,718		$9,463		$5,238	$7,576	$10,881	$14,018
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	0.59	%(f)	1.71%		1.56%	3.53%	2.30%	2.00%
Operating expenses including expense paid directly by the advisor(g)	1.32	%(f)	1.33	%(h)	1.51%	1.32%	1.29%	1.26%
Net investment income excluding expense paid directly by the advisor	0.32	%(f)	1.25%		1.46%	3.43%	2.20%	1.89%
Operating expenses excluding expense paid directly by the advisor(g)	1.59	%(f)	1.79%		1.61%	1.42%	1.39%	1.37%
Portfolio Turnover Rate	41	%(e)	100%		52%	62%	83%	89%

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective January 22, 2016, the Advisor agreed to limit expenses to 1.32%.

See accompanying Notes to Financial Statements.	67

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$13.24		$12.94		$14.60	$15.34		$15.33		$14.50
Income/(Loss) from Operations:
Net investment income(c)	0.24		0.47		0.56	0.77		0.70		0.67
Net realized and unrealized gain/(loss) on investments	0.28		0.34		(1.66)	(0.10)		0.03		0.88

Total from Investment Operations	0.52		0.81		(1.10)	0.67		0.73		1.55

Less Distributions:
From investment income	(0.25)		(0.47)		(0.56)	(0.76)		(0.67)		(0.72)
From capital gains	—		—		—	(0.65)		(0.05)		—
From return of capital	—		(0.04)		—	—		—		—

Total Distributions	(0.25)		(0.51)		(0.56)	(1.41)		(0.72)		(0.72)

Net Increase/(Decrease) in Net Asset Value	0.27		0.30		(1.66)	(0.74)		0.01		0.83

Net Asset Value, End of Period	$13.51		$13.24		$12.94	$14.60		$15.34		$15.33

Total Return	3.93	%(d)	6.39%		(7.76)%	4.34%		4.80%		11.04%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,613		$1,652		$1,414	$2,326		$1,867		$1,381
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	3.64	%(e)	3.62%		3.94%	4.94%		4.50%		4.53%
Operating expenses including expense paid directly by the advisor(f)	0.51	%(e)	0.86	%(g)	0.89%	0.96	%(h)	0.99	%(i)	1.07%
Net investment income excluding expense paid directly by the advisor	2.59	%(e)	2.70%		3.44%	4.72%		4.43%		4.43%
Operating expenses excluding expense paid directly by the advisor(f)	1.56	%(e)	1.78%		1.39%	1.18%		1.06%		1.17%
Portfolio Turnover Rate	95	%(d)	127%		212%	191%		95%		135%

(a) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund. Prior to May 1, 2012, Forward Income Builder Fund was known as Forward Income Allocation Fund.

(b)The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective December 1, 2016, the annual expense limitation rate changed from 0.89% to 0.51%.

(h) Effective October 1, 2014, the annual expense limitation rate changed from 0.99% to 0.89%.

(i) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.99%.

See accompanying Notes to Financial Statements.	68

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$13.28		$12.96		$14.62	$15.36		$15.35		$14.51
Income/(Loss) from Operations:
Net investment income(c)	0.28		0.55		0.64	0.73		0.72		0.75
Net realized and unrealized gain/(loss) on investments	0.27		0.32		(1.67)	0.01		0.08		0.89

Total from Investment Operations	0.55		0.87		(1.03)	0.74		0.80		1.64

Less Distributions:
From investment income	(0.28)		(0.51)		(0.63)	(0.83)		(0.74)		(0.80)
From capital gains	—		—		—	(0.65)		(0.05)		—
From return of capital	—		(0.04)		—	—		—		—

Total Distributions	(0.28)		(0.55)		(0.63)	(1.48)		(0.79)		(0.80)

Net Increase/(Decrease) in Net Asset Value	0.27		0.32		(1.66)	(0.74)		0.01		0.84

Net Asset Value, End of Period	$13.55		$13.28		$12.96	$14.62		$15.36		$15.35

Total Return	4.14	%(d)	6.92%		(7.27)%	4.83%		5.34%		11.59%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,279		$3,534		$2,893	$4,376		$8,568		$9,497
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	4.12	%(e)	4.23%		4.51%	4.63%		4.62%		5.06%
Operating expenses including expense paid directly by the advisor(f)	0.01	%(e)	0.36	%(g)	0.39%	0.47	%(h)	0.49	%(i)	0.57%
Net investment income excluding expense paid directly by the advisor	3.06	%(e)	3.31%		4.00%	4.44%		4.55%		4.96%
Operating expenses excluding expense paid directly by the advisor(f)	1.07	%(e)	1.28%		0.90%	0.66%		0.56%		0.67%
Portfolio Turnover Rate	95	%(d)	127%		212%	191%		95%		135%

(a) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund. Prior to May 1, 2012, Forward Income Builder Fund was known as Forward Income Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective December 1, 2016, the annual expense limitation rate changed from 0.39% to 0.01%.

(h) Effective October 1, 2014, the annual expense limitation rate changed from 0.49% to 0.39%.

(i) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.49%.

See accompanying Notes to Financial Statements.	69

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund(a)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$13.26		$12.95		$14.61	$15.35		$15.34		$14.51
Income/(Loss) from Operations:
Net investment income(c)	0.25		0.53		0.63	0.82		0.84		0.85
Net realized and unrealized gain/(loss) on investments	0.28		0.31		(1.70)	(0.11)		(0.07)		0.74

Total from Investment Operations	0.53		0.84		(1.07)	0.71		0.77		1.59

Less Distributions:
From investment income	(0.26)		(0.49)		(0.59)	(0.80)		(0.71)		(0.76)
From capital gains	—		—		—	(0.65)		(0.05)		—
From return of capital	—		(0.04)		—	—		—		—

Total Distributions	(0.26)		(0.53)		(0.59)	(1.45)		(0.76)		(0.76)

Net Increase/(Decrease) in Net Asset Value	0.27		0.31		(1.66)	(0.74)		0.01		0.83

Net Asset Value, End of Period	$13.53		$13.26		$12.95	$14.61		$15.35		$15.34

Total Return(d)	3.96	%(e)	6.73%		(7.52)%	4.58%		5.10%		11.25%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,910		$3,441		$1,602	$1,958		$2,817		$693
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	3.77	%(f)	4.06%		4.44%	5.26%		5.42%		5.73%
Operating expenses including expense paid directly by the advisor(g)	0.26	%(f)	0.61	%(h)	0.64%	0.71	%(i)	0.74	%(j)	0.77%
Net investment income excluding expense paid directly by the advisor	2.71	%(f)	3.14%		3.91%	5.04%		5.35%		5.62%
Operating expenses excluding expense paid directly by the advisor(g)	1.32	%(f)	1.53%		1.17%	0.93%		0.81%		0.88%
Portfolio Turnover Rate	95	%(e)	127%		212%	191%		95%		135%

(a) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund. Prior to May 1, 2012, Forward Income Builder Fund was known as Forward Income Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective December 1, 2016, the annual expense limitation rate changed from 0.64% to 0.26%.

(i) Effective October 1, 2014, the annual expense limitation rate changed from 0.74% to 0.64%.

(j) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.74%.

See accompanying Notes to Financial Statements.	70

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund(a)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$13.16		$12.89		$14.54	$15.29		$15.30		$14.47
Income/(Loss) from Operations:
Net investment income(c)	0.21		0.40		0.46	0.71		0.62		0.62
Net realized and unrealized gain/(loss) on investments	0.27		0.33		(1.62)	(0.11)		0.02		0.86

Total from Investment Operations	0.48		0.73		(1.16)	0.60		0.64		1.48

Less Distributions:
From investment income	(0.22)		(0.42)		(0.49)	(0.70)		(0.60)		(0.65)
From capital gains	—		—		—	(0.65)		(0.05)		—
From return of capital	—		(0.04)		—	—		—		—

Total Distributions	(0.22)		(0.46)		(0.49)	(1.35)		(0.65)		(0.65)

Net Increase/(Decrease) in Net Asset Value	0.26		0.27		(1.65)	(0.75)		(0.01)		0.83

Net Asset Value, End of Period	$13.42		$13.16		$12.89	$14.54		$15.29		$15.30

Total Return(d)	3.58	%(e)	5.88%		(8.18)%	3.86%		4.28%		10.45%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,278		$4,517		$4,050	$7,768		$6,971		$5,775
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	3.14	%(f)	3.06%		3.24%	4.54%		4.04%		4.22%
Operating expenses including expense paid directly by the advisor(g)	1.01	%(f)	1.36	%(h)	1.39%	1.46	%(i)	1.48	%(j)	1.56%
Net investment income excluding expense paid directly by the advisor	2.09	%(f)	2.14%		2.75%	4.32%		3.96%		4.12%
Operating expenses excluding expense paid directly by the advisor(g)	2.06	%(f)	2.28%		1.88%	1.68%		1.56%		1.66%
Portfolio Turnover Rate	95	%(e)	127%		212%	191%		95%		135%

(a) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund. Prior to May 1, 2012, Forward Income Builder Fund was known as Forward Income Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective December 1, 2016, the annual expense limitation rate changed from 1.39% to 1.01%.

(i) Effective October 1, 2014, the annual expense limitation rate changed from 1.49% to 1.39%.

(j) Effective May 1, 2013, the Advisor agreed to limit expenses at 1.49%.

See accompanying Notes to Financial Statements.	71

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive US Equity Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$32.07		$32.02	$37.07		$34.98	$26.74	$23.09
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.03		0.35	(0.08	)(d)	(0.16)	(0.13)	(0.14)
Net realized and unrealized gain/(loss) on investments	2.27		2.65	(0.30)		4.04	8.37	3.79

Total from Investment Operations	2.30		3.00	(0.38)		3.88	8.24	3.65

Less Distributions:
From investment income	—		(0.35)	—		—	—	—
From capital gains	—		(2.60)	(4.67)		(1.79)	—	—

Total Distributions	—		(2.95)	(4.67)		(1.79)	—	—

Net Increase/(Decrease) in Net Asset Value	2.30		0.05	(5.05)		2.09	8.24	3.65

Net Asset Value, End of Period	$34.37		$32.07	$32.02		$37.07	$34.98	$26.74

Total Return	7.14	%(e)	9.41%	(1.24)%		11.14%	30.88%	15.72%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,834		$1,700	$2,056		$1,976	$1,828	$1,950
Ratios to Average Net Assets:
Net investment income/(loss)	0.19	%(f)	1.07%	(0.22)%		(0.45)%	(0.43)%	(0.56)%
Operating expenses including reimbursement/waiver	1.25	%(f)	1.25%	1.25%		1.25%	1.25%	1.38	%(g)(h)
Operating expenses excluding reimbursement/waiver	1.72	%(f)	1.72%	1.60%		1.50%	1.42%	1.38%
Portfolio Turnover Rate	98	%(e)	359%	42%		53%	218%	154%

(a) Prior to May 1, 2016, Salient Adaptive US Equity Fund was known as Forward Total MarketPlus Fund. Prior to May 1, 2013, Forward Total MarketPlus Fund was known as Forward Extended MarketPlus Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not Annualized.

(f) Annualized.

(g) Affiliated management fee waiver represents less than 0.005%.

(h) Effective November 1, 2012, the Advisor agreed to limit expenses at 1.25%.

See accompanying Notes to Financial Statements.	72

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive US Equity Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$35.26		$34.92	$39.91	$37.39	$28.47	$24.51
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.13		0.57	0.05	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain/(loss) on investments	2.47		2.86	(0.33)	4.35	8.96	4.00

Total from Investment Operations	2.60		3.43	(0.28)	4.31	8.92	3.96

Less Distributions:
From investment income	—		(0.49)	(0.04)	—	—	—
From capital gains	—		(2.60)	(4.67)	(1.79)	—	—

Total Distributions	—		(3.09)	(4.71)	(1.79)	—	—

Net Increase/(Decrease) in Net Asset Value	2.60		0.34	(4.99)	2.52	8.92	3.96

Net Asset Value, End of Period	$37.86		$35.26	$34.92	$39.91	$37.39	$28.47

Total Return	7.35	%(d)	9.87%	(0.89)%	11.55%	31.33%	16.16%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$15,630		$9,787	$10,868	$15,122	$21,636	$25,416
Ratios to Average Net Assets:
Net investment income/(loss)	0.69	%(e)	1.57%	0.13%	(0.09)%	(0.11)%	(0.15)%
Operating expenses including reimbursement/waiver	0.83	%(e)(f)	0.85%	0.85%	0.85%	0.85%	0.99	%(g)(h)
Operating expenses excluding reimbursement/waiver	1.29	%(e)	1.32%	1.19%	1.09%	1.02%	0.99%
Portfolio Turnover Rate	98	%(d)	359%	42%	53%	218%	154%

(a) Prior to May 1, 2016, Salient Adaptive US Equity Fund was known as Forward Total MarketPlus Fund. Prior to May 1, 2013, Forward Total MarketPlus Fund was known as Forward Extended MarketPlus Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2017, the annual expense limitation rate changed from 0.85% to 0.80%.

(g) Affiliated management fee waiver represents less than 0.005%.

(h) Effective November 1, 2012, the Advisor agreed to limit expenses at 0.85%.

See accompanying Notes to Financial Statements.	73

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$20.90		$20.91		$22.85	$23.17	$21.02	$18.68
Income/(Loss) from Operations:
Net investment income(c)	0.68		0.53		0.55	0.24	0.35	0.04
Net realized and unrealized gain/(loss) on investments	1.40		(0.28)		(2.06)	(0.25)	2.00	2.62

Total from Investment Operations	2.08		0.25		(1.51)	(0.01)	2.35	2.66

Less Distributions:
From investment income	(0.68)		(0.26)		(0.43)	(0.31)	(0.20)	(0.32)

Total Distributions	(0.68)		(0.26)		(0.43)	(0.31)	(0.20)	(0.32)

Net Increase/(Decrease) in Net Asset Value	1.40		(0.01)		(1.94)	(0.32)	2.15	2.34

Net Asset Value, End of Period	$22.30		$20.90		$20.91	$22.85	$23.17	$21.02

Total Return	9.90	%(d)	1.20%		(6.60)%	(0.17)%	11.31%	14.48%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,299		$2,727		$18,572	$31,054	$11,217	$27,193
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	6.16	%(e)	2.53%		2.41%	1.01%	1.62%	0.18%
Operating expenses including reimbursement/waiver	1.55	%(e)	2.14	%(f)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.31	%(e)	2.18%		1.87%	1.70%	1.67%	1.66%
Portfolio Turnover Rate	46	%(d)	105%		107%	135%	101%	74%

(a) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective December 1, 2016, the Advisor agreed to limit expenses to 1.55%.

See accompanying Notes to Financial Statements.	74

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$20.83		$21.09		$23.03	$23.32	$21.10	$18.72
Income/(Loss) from Operations:
Net investment income(c)	0.85		0.70		0.58	0.31	0.40	0.32
Net realized and unrealized gain/(loss) on investments	1.27		(0.38)		(2.01)	(0.24)	2.04	2.42

Total from Investment Operations	2.12		0.32		(1.43)	0.07	2.44	2.74

Less Distributions:
From investment income	(0.69)		(0.58)		(0.51)	(0.36)	(0.22)	(0.36)

Total Distributions	(0.69)		(0.58)		(0.51)	(0.36)	(0.22)	(0.36)

Net Increase/(Decrease) in Net Asset Value	1.43		(0.26)		(1.94)	(0.29)	2.22	2.38

Net Asset Value, End of Period	$22.26		$20.83		$21.09	$23.03	$23.32	$21.10

Total Return	10.21	%(d)	1.53%		(6.22)%	0.17%	11.69%	14.95%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,489		$7,136		$11,783	$40,774	$39,347	$90,441
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	7.62	%(e)	3.27%		2.52%	1.30%	1.86%	1.61%
Operating expenses including reimbursement/waiver	1.20	%(e)	1.87	%(f)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.88	%(e)	1.93%		1.52%	1.35%	1.30%	1.23%
Portfolio Turnover Rate	46	%(d)	105%		107%	135%	101%	74%

(a) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective December 1, 2016, the Advisor agreed to limit expenses to 1.20%.

See accompanying Notes to Financial Statements.	75

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund(a)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$20.77		$21.02		$22.98	$23.29	$21.12	$18.72
Income/(Loss) from Operations:
Net investment income(c)	0.75		0.65		0.51	0.21	0.24	0.26
Net realized and unrealized gain/(loss) on investments	1.31		(0.41)		(2.05)	(0.24)	2.11	2.43

Total from Investment Operations	2.06		0.24		(1.54)	(0.03)	2.35	2.69

Less Distributions:
From investment income	(0.66)		(0.49)		(0.42)	(0.28)	(0.18)	(0.29)

Total Distributions	(0.66)		(0.49)		(0.42)	(0.28)	(0.18)	(0.29)

Net Increase/(Decrease) in Net Asset Value	1.40		(0.25)		(1.96)	(0.31)	2.17	2.40

Net Asset Value, End of Period	$22.17		$20.77		$21.02	$22.98	$23.29	$21.12

Total Return(d)	9.98	%(e)	1.11%		(6.75)%	(0.19)%	11.26%	14.57%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,335		$8,411		$12,775	$17,427	$22,524	$23,848
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	6.77	%(f)	3.06%		2.23%	0.89%	1.10%	1.31%
Operating expenses including reimbursement/waiver	1.60	%(f)	2.28	%(g)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.32	%(f)	2.34%		1.93%	1.75%	1.74%	1.58%
Portfolio Turnover Rate	46	%(e)	105%		107%	135%	101%	74%

(a) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective December 1, 2016, the Advisor agreed to limit expenses to 1.60%.

See accompanying Notes to Financial Statements.	76

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund(a)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$20.66		$20.94		$22.92	$23.25	$21.14	$18.77
Income/(Loss) from Operations:
Net investment income(c)	0.67		0.53		0.38	0.08	0.11	0.13
Net realized and unrealized gain/(loss) on investments	1.32		(0.41)		(2.05)	(0.23)	2.11	2.43

Total from Investment Operations	1.99		0.12		(1.67)	(0.15)	2.22	2.56

Less Distributions:
From investment income	(0.60)		(0.40)		(0.31)	(0.18)	(0.11)	(0.19)

Total Distributions	(0.60)		(0.40)		(0.31)	(0.18)	(0.11)	(0.19)

Net Increase/(Decrease) in Net Asset Value	1.39		(0.28)		(1.98)	(0.33)	2.11	2.37

Net Asset Value, End of Period	$22.05		$20.66		$20.94	$22.92	$23.25	$21.14

Total Return(d)	9.65	%(e)	0.57%		(7.24)%	(0.75)%	10.60%	13.78%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,440		$4,353		$4,966	$6,459	$7,350	$8,223
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	6.07	%(f)	2.48%		1.66%	0.35%	0.51%	0.63%
Operating expenses including reimbursement/waiver	2.15	%(f)	2.83	%(g)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.88	%(f)	2.90%		2.48%	2.30%	2.32%	2.23%
Portfolio Turnover Rate	46	%(e)	105%		107%	135%	101%	74%

(a) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective December 1, 2016, the Advisor agreed to limit expenses to 2.15%.

See accompanying Notes to Financial Statements.	77

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$7.49		$7.94	$8.78	$9.76	$9.12	$7.86
Income/(Loss) from Operations:
Net investment income(c)	0.18		0.39	0.43	0.50	0.49	0.60
Net realized and unrealized gain/(loss) on investments	0.81		(0.46)	(0.93)	(0.96)	0.59	1.07

Total from Investment Operations	0.99		(0.07)	(0.50)	(0.46)	1.08	1.67

Less Distributions:
From investment income	(0.19)		(0.38)	(0.34)	(0.52)	(0.44)	(0.41)

Total Distributions	(0.19)		(0.38)	(0.34)	(0.52)	(0.44)	(0.41)

Net Increase/(Decrease) in Net Asset Value	0.80		(0.45)	(0.84)	(0.98)	0.64	1.26

Net Asset Value, End of Period	$8.29		$7.49	$7.94	$8.78	$9.76	$9.12

Total Return	13.31	%(d)	(0.79)%	(6.03)%	(4.96)%	12.14%	21.54%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,562		$38,716	$61,163	$140,810	$110,117	$48,875
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.87	%(e)	5.29%	5.03%	5.35%	5.22%	7.01%
Operating expenses including reimbursement/waiver	1.34	%(e)	1.34%	1.34%	1.34%	1.34%	1.36	%(f)
Operating expenses excluding reimbursement/waiver	1.76	%(e)	1.60%	1.49%	1.45%	1.46%	1.69%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	4.67	%(e)	5.15%	4.90%	5.26%	5.11%	n/a
Operating expenses including reimbursement/waiver	1.54	%(e)	1.48%	1.47%	1.43%	1.45%	n/a
Operating expenses excluding reimbursement/waiver	1.96	%(e)	1.74%	1.62%	1.54%	1.57%	n/a
Portfolio Turnover Rate	31	%(d)	90%	134%	95%	115%	92%

(a) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the annual expense limitation rate changed from 1.49% to 1.34%.

See accompanying Notes to Financial Statements.	78

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$6.08		$6.52	$7.27	$8.17	$7.70	$6.70
Income/(Loss) from Operations:
Net investment income(c)	0.22		0.36	0.38	0.45	0.42	0.57
Net realized and unrealized gain/(loss) on investments	0.58		(0.40)	(0.76)	(0.80)	0.52	0.86

Total from Investment Operations	0.80		(0.04)	(0.38)	(0.35)	0.94	1.43

Less Distributions:
From investment income	(0.20)		(0.40)	(0.37)	(0.55)	(0.47)	(0.43)

Total Distributions	(0.20)		(0.40)	(0.37)	(0.55)	(0.47)	(0.43)

Net Increase/(Decrease) in Net Asset Value	0.60		(0.44)	(0.75)	(0.90)	0.47	1.00

Net Asset Value, End of Period	$6.68		$6.08	$6.52	$7.27	$8.17	$7.70

Total Return	13.30	%(d)	(0.40)%	(5.65)%	(4.56)%	12.46%	21.90%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$79,848		$67,056	$109,390	$84,982	$92,617	$82,719
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	7.08	%(e)	5.86%	5.41%	5.73%	5.41%	7.78%
Operating expenses including reimbursement/waiver	0.99	%(e)	0.99%	0.99%	0.99%	0.99%	1.01	%(f)
Operating expenses excluding reimbursement/waiver	1.41	%(e)	1.25%	1.14%	1.10%	1.11%	1.33%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	6.88	%(e)	5.72%	5.28%	5.64%	5.30%	n/a
Operating expenses including reimbursement/waiver	1.19	%(e)	1.13%	1.12%	1.08%	1.10%	n/a
Operating expenses excluding reimbursement/waiver	1.61	%(e)	1.39%	1.27%	1.19%	1.22%	n/a
Portfolio Turnover Rate	31	%(d)	90%	134%	95%	115%	92%

(a) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the annual expense limitation rate changed from 1.14% to 0.99%.

See accompanying Notes to Financial Statements.	79

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund(a)

	Class A(b)
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Year Ended December 31, 2014	Period Ended December 31, 2013
Net Asset Value, Beginning of Period	$7.49		$7.94	$8.78	$9.76	$9.95
Income/(Loss) from Operations:
Net investment income(d)	0.25		0.39	0.43	0.48	0.32
Net realized and unrealized gain/(loss) on investments	0.74		(0.47)	(0.94)	(0.95)	(0.19)

Total from Investment Operations	0.99		(0.08)	(0.51)	(0.47)	0.13

Less Distributions:
From investment income	(0.19)		(0.37)	(0.33)	(0.51)	(0.32)

Total Distributions	(0.19)		(0.37)	(0.33)	(0.51)	(0.32)

Net Increase/(Decrease) in Net Asset Value	0.80		(0.45)	(0.84)	(0.98)	(0.19)

Net Asset Value, End of Period	$8.29		$7.49	$7.94	$8.78	$9.76

Total Return(e)	13.23	%(f)	(0.90)%	(6.16)%	(5.09)%	1.45	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,005		$4,104	$4,204	$4,046	$2,699
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	6.52	%(g)	5.24%	5.08%	5.16%	5.16	%(g)
Operating expenses including reimbursement/waiver	1.49	%(g)	1.49%	1.49%	1.49%	1.49	%(g)
Operating expenses excluding reimbursement/waiver	1.91	%(g)	1.75%	1.64%	1.60%	1.61	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	6.32	%(g)	5.10%	4.95%	5.07%	5.05	%(g)
Operating expenses including reimbursement/waiver	1.69	%(g)	1.63%	1.62%	1.58%	1.60	%(g)
Operating expenses excluding reimbursement/waiver	2.11	%(g)	1.89%	1.77%	1.69%	1.72	%(g)
Portfolio Turnover Rate	31	%(f)	90%	134%	95%	115	%(h)

(a) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund.

(b) The Fund began offering Class A shares on May 1, 2013.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2013.

See accompanying Notes to Financial Statements.	80

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund(a)

	Class C(b)
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012
Net Asset Value, Beginning of Period	$7.48		$7.92	$8.76	$9.74	$9.11	$8.31
Income/(Loss) from Operations:
Net investment income(d)	0.23		0.25	0.38	0.44	0.45	0.21
Net realized and unrealized gain/(loss) on investments	0.73		(0.36)	(0.93)	(0.95)	0.57	0.83

Total from Investment Operations	0.96		(0.11)	(0.55)	(0.51)	1.02	1.04

Less Distributions:
From investment income	(0.17)		(0.33)	(0.29)	(0.47)	(0.39)	(0.24)

Total Distributions	(0.17)		(0.33)	(0.29)	(0.47)	(0.39)	(0.24)

Net Increase/(Decrease) in Net Asset Value	0.79		(0.44)	(0.84)	(0.98)	0.63	0.80

Net Asset Value, End of Period	$8.27		$7.48	$7.92	$8.76	$9.74	$9.11

Total Return(e)	12.88	%(f)	(1.39)%	(6.45)%	(5.52)%	11.45%	12.56	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,067		$9,051	$11,215	$10,293	$7,629	$879
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	6.07	%(g)	3.42%	4.48%	4.74%	4.84%	5.90	%(g)
Operating expenses including reimbursement/waiver	1.94	%(g)	1.94%	1.94%	1.94%	1.94%	1.94	%(g)
Operating expenses excluding reimbursement/waiver	2.36	%(g)	2.21%	2.09%	2.05%	2.07%	2.30	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.87	%(g)	3.28%	4.35%	4.65%	4.73%	n/a
Operating expenses including reimbursement/waiver	2.14	%(g)	2.08%	2.07%	2.03%	2.05%	n/a
Operating expenses excluding reimbursement/waiver	2.56	%(g)	2.35%	2.22%	2.14%	2.17%	n/a
Portfolio Turnover Rate	31	%(f)	90%	134%	95%	115%	92	%(h)

(a) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund.

(b) The Fund began offering Class C shares on July 31, 2012.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2012.

See accompanying Notes to Financial Statements.	81

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Small Cap Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$16.54		$17.65	$15.86	$17.39		$13.85	$11.57
Income/(Loss) from Operations:
Net investment income(c)	0.11		0.28	0.10	0.10		0.07	0.08
Net realized and unrealized gain/(loss) on investments	2.83		(0.77)	1.82	(1.58)		3.80	2.43

Total from Investment Operations	2.94		(0.49)	1.92	(1.48)		3.87	2.51

Less Distributions:
From investment income	—		(0.62)	(0.13)	(0.05)		(0.33)	(0.23)

Total Distributions	—		(0.62)	(0.13)	(0.05)		(0.33)	(0.23)

Net Increase/(Decrease) in Net Asset Value	2.94		(1.11)	1.79	(1.53)		3.54	2.28

Net Asset Value, End of Period	$19.48		$16.54	$17.65	$15.86		$17.39	$13.85

Total Return	17.78	%(d)	(2.74)%	12.10%	(8.51)%		27.95%	21.70%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$45,821		$24,191	$35,617	$26,760		$38,523	$37,843
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver	1.19	%(e)	1.64%	0.57%	0.57%		0.42%	0.66%
Operating expenses including reimbursement/waiver	1.64	%(e)	1.64%	1.64%	1.65	%(f)	1.69%	1.70	%(g)
Operating expenses excluding reimbursement/waiver	1.83	%(e)	1.77%	1.68%	1.67%		n/a	n/a
Portfolio Turnover Rate	38	%(d)	63%	70%	65%		86%	109%

(a) Prior to May 1, 2016, Salient International Small Cap Fund was known as Forward International Small Companies Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.64%.

(g) Affiliated management fee waiver represents less than 0.005%.

See accompanying Notes to Financial Statements.	82

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Small Cap Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$16.50		$17.62	$15.83	$17.38		$13.84	$11.57
Income/(Loss) from Operations:
Net investment income(c)	0.14		0.35	0.15	0.15		0.12	0.15
Net realized and unrealized gain/(loss) on investments	2.83		(0.77)	1.82	(1.58)		3.81	2.40

Total from Investment Operations	2.97		(0.42)	1.97	(1.43)		3.93	2.55

Less Distributions:
From investment income	—		(0.70)	(0.18)	(0.12)		(0.39)	(0.28)

Total Distributions	—		(0.70)	(0.18)	(0.12)		(0.39)	(0.28)

Net Increase/(Decrease) in Net Asset Value	2.97		(1.12)	1.79	(1.55)		3.54	2.27

Net Asset Value, End of Period	$19.47		$16.50	$17.62	$15.83		$17.38	$13.84

Total Return	17.94	%(d)	(2.38)%	12.41%	(8.17)%		28.42%	22.03%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$72,737		$94,426	$150,690	$134,290		$166,601	$107,578
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver	1.62	%(e)	2.03%	0.87%	0.89%		0.78%	1.14%
Operating expenses including reimbursement/waiver	1.29	%(e)	1.29%	1.29%	1.30	%(f)	1.34%	1.34	%(g)
Operating expenses excluding reimbursement/waiver	1.48	%(e)	1.41%	1.33%	1.32%		n/a	n/a
Portfolio Turnover Rate	38	%(d)	63%	70%	65%		86%	109%

(a) Prior to May 1, 2016, Salient International Small Cap Fund was known as Forward International Small Companies Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.29%.

(g) Affiliated management fee waiver represents less than 0.005%.

See accompanying Notes to Financial Statements.	83

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$25.68		$24.94	$25.55	$26.17	$25.06	$24.73
Income/(Loss) from Operations:
Net investment loss(c)	(0.05)		(0.20)	(0.18)	(0.30)	(0.40)	(0.39)
Net realized and unrealized gain/(loss) on investments	1.14		1.01	(0.30)	0.81	4.20	1.57

Total from Investment Operations	1.09		0.81	(0.48)	0.51	3.80	1.18

Less Distributions:
From capital gains	—		(0.07)	(0.13)	(1.13)	(2.69)	(0.85)

Total Distributions	—		(0.07)	(0.13)	(1.13)	(2.69)	(0.85)

Net Increase/(Decrease) in Net Asset Value	1.09		0.74	(0.61)	(0.62)	1.11	0.33

Net Asset Value, End of Period	$26.77		$25.68	$24.94	$25.55	$26.17	$25.06

Total Return	4.25	%(d)	3.21%	(1.89)%	1.98%	15.31%	4.81%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$9,335		$12,917	$117,790	$138,946	$164,319	$187,066
Ratios to Average Net Assets (excluding short sales expense):
Net investment loss	(0.42	)%(e)	(0.80)%	(0.72)%	(1.17)%	(1.48)%	(1.49)%
Operating expenses	1.89	%(e)	1.83%	1.76%	1.74%	1.74%	1.72%
Ratios to Average net Assets (including short sales expense):
Net investment loss	n/a		(0.81)%	n/a	n/a	n/a	n/a
Operating expenses	n/a		1.84%	n/a	n/a	n/a	n/a
Portfolio Turnover Rate	96	%(d)	837%	349%	607%	1,797%	574%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	84

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$26.36		$25.51	$26.04	$26.56	$25.34	$24.91
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.07	(d)	(0.07)	(0.10)	(0.22)	(0.31)	(0.30)
Net realized and unrealized gain/(loss) on investments	1.09		0.99	(0.30)	0.83	4.26	1.58

Total from Investment Operations	1.16		0.92	(0.40)	0.61	3.95	1.28

Less Distributions:
From capital gains	—		(0.07)	(0.13)	(1.13)	(2.73)	(0.85)

Total Distributions	—		(0.07)	(0.13)	(1.13)	(2.73)	(0.85)

Net Increase/(Decrease) in Net Asset Value	1.16		0.85	(0.53)	(0.52)	1.22	0.43

Net Asset Value, End of Period	$27.52		$26.36	$25.51	$26.04	$26.56	$25.34

Total Return	4.40	%(e)	3.61%	(1.54)%	2.33%	15.74%	5.14%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$284,562		$23,721	$32,330	$53,957	$62,760	$61,602
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	0.50	%(f)	(0.27)%	(0.40)%	(0.82)%	(1.13)%	(1.14)%
Operating expenses	1.54	%(f)	1.48%	1.41%	1.39%	1.39%	1.38%
Ratios to Average net Assets (including short sales expense):
Net investment income/(loss)	n/a		(0.28)%	n/a	n/a	n/a	n/a
Operating expenses	n/a		1.49%	n/a	n/a	n/a	n/a
Portfolio Turnover Rate	96	%(e)	837%	349%	607%	1,797%	574%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	85

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$25.34		$24.66	$25.30	$25.96	$24.92	$24.62
Income/(Loss) from Operations:
Net investment loss(c)	(0.06)		(0.18)	(0.22)	(0.35)	(0.43)	(0.43)
Net realized and unrealized gain/(loss) on investments	1.12		0.93	(0.29)	0.82	4.16	1.58

Total from Investment Operations	1.06		0.75	(0.51)	0.47	3.73	1.15

Less Distributions:
From capital gains	—		(0.07)	(0.13)	(1.13)	(2.69)	(0.85)

Total Distributions	—		(0.07)	(0.13)	(1.13)	(2.69)	(0.85)

Net Increase/(Decrease) in Net Asset Value	1.06		0.68	(0.64)	(0.66)	1.04	0.30

Net Asset Value, End of Period	$26.40		$25.34	$24.66	$25.30	$25.96	$24.92

Total Return(d)	4.18	%(e)	3.04%	(2.02)%	1.84%	15.11%	4.67%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$36,988		$37,332	$38,989	$59,769	$109,402	$112,734
Ratios to Average Net Assets (excluding short sales expense):
Net investment loss	(0.48	)%(f)	(0.72)%	(0.89)%	(1.38)%	(1.63)%	(1.65)%
Operating expenses	2.04	%(f)	1.98%	1.91%	1.88%	1.89%	1.88%
Ratios to Average net Assets (including short sales expense):
Net investment loss	n/a		(0.73)%	n/a	n/a	n/a	n/a
Operating expenses	n/a		1.99%	n/a	n/a	n/a	n/a
Portfolio Turnover Rate	96	%(e)	837%	349%	607%	1,797%	574%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	86

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$24.45		$23.90	$24.63	$25.42	$24.55	$24.39
Income/(Loss) from Operations:
Net investment loss(c)	(0.12)		(0.29)	(0.33)	(0.44)	(0.54)	(0.53)
Net realized and unrealized gain/(loss) on investments	1.08		0.91	(0.27)	0.78	4.10	1.54

Total from Investment Operations	0.96		0.62	(0.60)	0.34	3.56	1.01

Less Distributions:
From capital gains	—		(0.07)	(0.13)	(1.13)	(2.69)	(0.85)

Total Distributions	—		(0.07)	(0.13)	(1.13)	(2.69)	(0.85)

Net Increase/(Decrease) in Net Asset Value	0.96		0.55	(0.73)	(0.79)	0.87	0.16

Net Asset Value, End of Period	$25.41		$24.45	$23.90	$24.63	$25.42	$24.55

Total Return(d)	3.97	%(e)	2.55%	(2.44)%	1.36%	14.65%	4.14%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$38,361		$41,943	$56,018	$85,792	$96,193	$115,442
Ratios to Average Net Assets (excluding short sales expense):
Net investment loss	(0.96	)%(f)	(1.21)%	(1.34)%	(1.76)%	(2.09)%	(2.09)%
Operating expenses	2.49	%(f)	2.43%	2.36%	2.34%	2.34%	2.32%
Ratios to Average net Assets (including short sales expense):
Net investment loss	n/a		(1.22)%	n/a	n/a	n/a	n/a
Operating expenses	n/a		2.44%	n/a	n/a	n/a	n/a
Portfolio Turnover Rate	96	%(e)	837%	349%	607%	1,797%	574%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	87

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund(a)

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$7.52		$7.62		$7.50	$7.07	$8.93		$8.09
Income/(Loss) from Operations:
Net investment income(c)	0.12		0.19		0.20	0.18	0.30		0.24
Net realized and unrealized gain/(loss) on investments	0.24		(0.10	)(d)	0.12	0.45	(1.56)		0.88

Total from Investment Operations	0.36		0.09		0.32	0.63	(1.26)		1.12

Less Distributions:
From investment income	(0.12)		(0.19)		(0.20)	(0.20)	(0.41)		(0.22)
From capital gains	—		—		—	—	(0.19)		(0.06)

Total Distributions	(0.12)		(0.19)		(0.20)	(0.20)	(0.60)		(0.28)

Net Increase/(Decrease) in Net Asset Value	0.24		(0.10)		0.12	0.43	(1.86)		0.84

Net Asset Value, End of Period	$7.76		$7.52		$7.62	$7.50	$7.07		$8.93

Total Return	4.87	%(e)	1.08%		4.39%	8.97%	(14.42)%		13.96%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$17,931		$43,266		$67,046	$58,907	$55,719		$338,662
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.08	%(f)	2.39%		2.63%	2.50%	4.05%		3.24%
Operating expenses including reimbursement/waiver	1.79	%(f)	1.79%		1.76%	1.79%	1.97	%(g)	1.99%
Operating expenses excluding reimbursement/waiver	1.91	%(f)	1.80%		1.76%	1.80%	2.08%		2.08%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.08	%(f)	2.39%		2.63%	2.50%	3.45%		2.78%
Operating expenses including reimbursement/waiver	1.79	%(f)	1.79%		1.76%	1.79%	2.57	%(g)	2.46%
Operating expenses excluding reimbursement/waiver	1.91	%(f)	1.80%		1.76%	1.80%	2.68%		2.55%
Portfolio Turnover Rate	112	%(e)	276%		160%	168%	125%		63%

(a) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not Annualized.

(f) Annualized.

(g) Effective October 1, 2013, the annual expense limitation rate changed from 1.99% to 1.79%.

See accompanying Notes to Financial Statements.	88

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund(a)

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$7.46		$7.56		$7.44	$7.01	$8.88		$8.04
Income/(Loss) from Operations:
Net investment income(c)	0.13		0.22		0.22	0.22	0.32		0.27
Net realized and unrealized gain/(loss) on investments	0.23		(0.10	)(d)	0.13	0.44	(1.56)		0.88

Total from Investment Operations	0.36		0.12		0.35	0.66	(1.24)		1.15

Less Distributions:
From investment income	(0.14)		(0.22)		(0.23)	(0.23)	(0.44)		(0.25)
From capital gains	—		—		—	—	(0.19)		(0.06)

Total Distributions	(0.14)		(0.22)		(0.23)	(0.23)	(0.63)		(0.31)

Net Increase/(Decrease) in Net Asset Value	0.22		(0.10)		0.12	0.43	(1.87)		0.84

Net Asset Value, End of Period	$7.68		$7.46		$7.56	$7.44	$7.01		$8.88

Total Return	4.98	%(e)	1.45%		4.80%	9.47%	(14.20)%		14.43%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$37,830		$6,913		$23,653	$19,366	$43,298		$214,229
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.49	%(f)	2.79%		2.97%	2.97%	4.41%		3.51%
Operating expenses including reimbursement/waiver	1.44	%(f)	1.44%		1.41%	1.44%	1.61	%(g)	1.64%
Operating expenses excluding reimbursement/waiver	1.55	%(f)	1.44%		1.41%	1.50%	1.74%		1.74%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.49	%(f)	2.79%		2.97%	2.97%	3.81%		3.05%
Operating expenses including reimbursement/waiver	1.44	%(f)	1.44%		1.41%	1.44%	2.21	%(g)	2.11%
Operating expenses excluding reimbursement/waiver	1.55	%(f)	1.44%		1.41%	1.50%	2.34%		2.21%
Portfolio Turnover Rate	112	%(e)	276%		160%	168%	125%		63%

(a) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not Annualized.

(f) Annualized.

(g) Effective October 1, 2013, the annual expense limitation rate changed from 1.64% to 1.44%.

See accompanying Notes to Financial Statements.	89

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund(a)

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$7.48		$7.59		$7.47	$7.04	$8.90		$8.08
Income/(Loss) from Operations:
Net investment income(c)	0.11		0.16		0.19	0.17	0.28		0.22
Net realized and unrealized gain/(loss) on investments	0.24		(0.09	)(d)	0.13	0.45	(1.56)		0.88

Total from Investment Operations	0.35		0.07		0.32	0.62	(1.28)		1.10

Less Distributions:
From investment income	(0.12)		(0.18)		(0.20)	(0.19)	(0.39)		(0.22)
From capital gains	—		—		—	—	(0.19)		(0.06)

Total Distributions	(0.12)		(0.18)		(0.20)	(0.19)	(0.58)		(0.28)

Net Increase/(Decrease) in Net Asset Value	0.23		(0.11)		0.12	0.43	(1.86)		0.82

Net Asset Value, End of Period	$7.71		$7.48		$7.59	$7.47	$7.04		$8.90

Total Return(e)	4.71	%(f)	0.98%		4.30%	8.85%	(14.60)%		13.69%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,437		$4,506		$5,969	$4,228	$4,576		$18,480
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	2.97	%(g)	2.12%		2.53%	2.35%	3.93%		2.96%
Operating expenses including reimbursement/waiver	1.94	%(g)	1.94%		1.91%	1.94%	2.11	%(h)	2.14%
Operating expenses excluding reimbursement/waiver	2.06	%(g)	1.97%		1.91%	1.96%	2.24%		2.24%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.97	%(g)	2.12%		2.53%	2.35%	3.33%		2.49%
Operating expenses including reimbursement/waiver	1.94	%(g)	1.94%		1.91%	1.94%	2.71	%(h)	2.61%
Operating expenses excluding reimbursement/waiver	2.06	%(g)	1.97%		1.91%	1.96%	2.84%		2.71%
Portfolio Turnover Rate	112	%(f)	276%		160%	168%	125%		63%

(a) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective October 1, 2013, the annual expense limitation rate changed from 2.14% to 1.94%.

See accompanying Notes to Financial Statements.	90

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund(a)

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$7.53		$7.63		$7.51	$7.07	$8.93		$8.09
Income/(Loss) from Operations:
Net investment income(c)	0.10		0.14		0.15	0.14	0.24		0.19
Net realized and unrealized gain/(loss) on investments	0.23		(0.09	)(d)	0.12	0.45	(1.56)		0.88

Total from Investment Operations	0.33		0.05		0.27	0.59	(1.32)		1.07

Less Distributions:
From investment income	(0.10)		(0.15)		(0.15)	(0.15)	(0.35)		(0.17)
From capital gains	—		—		—	—	(0.19)		(0.06)

Total Distributions	(0.10)		(0.15)		(0.15)	(0.15)	(0.54)		(0.23)

Net Increase/(Decrease) in Net Asset Value	0.23		(0.10)		0.12	0.44	(1.86)		0.84

Net Asset Value, End of Period	$7.76		$7.53		$7.63	$7.51	$7.07		$8.93

Total Return(e)	4.44	%(f)	0.55%		3.68%	8.46%	(14.98)%		13.33%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,118		$11,839		$5,868	$9,466	$10,744		$29,013
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	2.51	%(g)	1.75%		2.03%	1.89%	3.48%		2.67%
Operating expenses including reimbursement/waiver	2.39	%(g)	2.39%		2.36%	2.39%	2.56	%(h)	2.59%
Operating expenses excluding reimbursement/waiver	2.51	%(g)	2.41%		2.36%	2.41%	2.69%		2.68%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.51	%(g)	1.75%		2.03%	1.89%	2.88%		2.21%
Operating expenses including reimbursement/waiver	2.39	%(g)	2.39%		2.36%	2.39%	3.16	%(h)	3.06%
Operating expenses excluding reimbursement/waiver	2.51	%(g)	2.41%		2.36%	2.41%	3.29%		3.15%
Portfolio Turnover Rate	112	%(f)	276%		160%	168%	125%		63%

(a) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective October 1, 2013, the annual expense limitation rate changed from 2.59% to 2.39%.

See accompanying Notes to Financial Statements.	91

Financial Highlights

For a share outstanding throughout the periods presented.

Salient US Dividend Signal Fund(a)

	Investor Class(b)
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$27.89		$23.88	$26.56
Income/(Loss) from Operations:
Net investment income(c)	0.29		0.14	1.36
Net realized and unrealized gain/(loss) on investments	2.57		4.03	(2.57)

Total from Investment Operations	2.86		4.17	(1.21)

Less Distributions:
From investment income	(0.19)		(0.16)	(1.35)
From return of capital	—		—	(0.12)

Total Distributions	(0.19)		(0.16)	(1.47)

Net Increase/(Decrease) in Net Asset Value	2.67		4.01	(2.68)

Net Asset Value, End of Period	$30.56		$27.89	$23.88

Total Return	10.29	%(d)	17.44%	(4.82)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,714		$1,220	$764
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.97	%(e)	0.57%	5.30%
Operating expenses including reimbursement/waiver	1.34	%(e)	1.34%	1.34%
Operating expenses excluding reimbursement/waiver	3.44	%(e)	4.59%	2.28%
Portfolio Turnover Rate	22	%(d)	30%	653%

(a) Prior to May 1, 2016, Salient US Dividend Signal Fund was known as Forward Dynamic Income Fund.

(b) The Fund began offering Investor Class shares on January 2, 2015.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	92

Financial Highlights

For a share outstanding throughout the periods presented.

Salient US Dividend Signal Fund(a)

	Institutional Class(b)
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Year Ended December 31, 2014		Period Ended December 31, 2013
Net Asset Value, Beginning of Period	$27.92		$23.90	$26.56	$24.93		$25.00
Income/(Loss) from Operations:
Net investment income(d)	0.35		0.21	1.63	2.45		0.77
Net realized and unrealized gain/(loss) on investments	2.57		4.05	(2.75)	1.57		0.03

Total from Investment Operations	2.92		4.26	(1.12)	4.02		0.80

Less Distributions:
From investment income	(0.24)		(0.24)	(1.41)	(2.15)		(0.82)
From capital gains	—		—	—	(0.24)		(0.01)
From return of capital	—		—	(0.13)	—		(0.04)

Total Distributions	(0.24)		(0.24)	(1.54)	(2.39)		(0.87)

Net Increase/(Decrease) in Net Asset Value	2.68		4.02	(2.66)	1.63		(0.07)

Net Asset Value, End of Period	$30.60		$27.92	$23.90	$26.56		$24.93

Total Return	10.47	%(e)	17.89%	(4.45)%	16.75%		3.25	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,379		$994	$4,730	$30,165		$2,987
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.35	%(f)	0.83%	6.26%	9.40%		7.43	%(f)
Operating expenses including reimbursement/waiver	0.99	%(f)	0.99%	0.99%	1.20	%(g)	1.29	%(f)
Operating expenses excluding reimbursement/waiver	3.12	%(f)	3.74%	1.38%	1.96%		5.67	%(f)
Portfolio Turnover Rate	22	%(e)	30%	653%	739%		755	%(e)

(a) Prior to May 1, 2016, Salient US Dividend Signal Fund was known as Forward Dynamic Income Fund.

(b) The Fund began offering Institutional Class shares on August 1, 2013.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective December 1, 2014, the annual expense limitation rate changed from 1.29% to 0.99%.

See accompanying Notes to Financial Statements.	93

Financial Highlights

For a share outstanding throughout the periods presented.

Salient US Dividend Signal Fund(a)

	Class A(b)
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Year Ended December 31, 2014		Period Ended December 31, 2013
Net Asset Value, Beginning of Period	$27.82		$23.85	$26.53	$24.91		$25.00
Income/(Loss) from Operations:
Net investment income(d)	0.28		0.10	1.38	2.92		0.68
Net realized and unrealized gain/(loss) on investments	2.55		4.03	(2.63)	0.97		0.07

Total from Investment Operations	2.83		4.13	(1.25)	3.89		0.75

Less Distributions:
From investment income	(0.15)		(0.16)	(1.31)	(2.03)		(0.79)
From capital gains	—		—	—	(0.24)		(0.01)
From return of capital	—		—	(0.12)	—		(0.04)

Total Distributions	(0.15)		(0.16)	(1.43)	(2.27)		(0.84)

Net Increase/(Decrease) in Net Asset Value	2.68		3.97	(2.68)	1.62		(0.09)

Net Asset Value, End of Period	$30.50		$27.82	$23.85	$26.53		$24.91

Total Return(e)	10.16	%(f)	17.31%	(4.92)%	16.19%		3.05	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,538		$1,549	$4,655	$8,485		$224
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.92	%(g)	0.39%	5.34%	11.50%		6.58	%(g)
Operating expenses including reimbursement/waiver	1.49	%(g)	1.49%	1.49%	1.67	%(h)	1.79	%(g)
Operating expenses excluding reimbursement/waiver	3.55	%(g)	4.30%	2.15%	2.35%		6.10	%(g)
Portfolio Turnover Rate	22	%(f)	30%	653%	739%		755	%(f)

(a) Prior to May 1, 2016, Salient US Dividend Signal Fund was known as Forward Dynamic Income Fund.

(b) The Fund began offering Class A shares on August 1, 2013.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective December 1, 2014, the annual expense limitation rate changed from 1.79% to 1.49%.

See accompanying Notes to Financial Statements.	94

Notes to Financial Statements (Unaudited)

June 30, 2017

1. ORGANIZATION

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2017, the Trust has 14 registered funds. This annual report describes 9 series of the Trust (each a “Fund” and collectively, the “Funds”) under the brand name Salient. The accompanying financial statements and financial highlights relate to Salient Adaptive Balanced Fund (“Adaptive Balanced Fund”), Salient Adaptive Income Fund (“Adaptive Income Fund” ), (Adaptive Balanced Fund and Adaptive Income Fund are collectively referred to herein as the “Allocation Funds”), Salient Adaptive US Equity Fund (“Adaptive US Equity Fund”), Salient EM Infrastructure Fund (“EM Infrastructure Fund”), Salient International Dividend Signal Fund (“International Dividend Signal Fund”), Salient International Small Cap Fund (“International Small Cap Fund”), Salient Tactical Growth Fund (“Tactical Growth Fund”), Salient Tactical Muni & Credit Fund (“Tactical Muni & Credit Fund’), and Salient US Dividend Signal Fund (“US Dividend Signal Fund”).

The Funds are distributed by Forward Securities, LLC. The Investment Advisor of the Funds is Forward Management, LLC d/b/a Salient, (the “Advisor” or “Salient Management”).

Adaptive Balanced Fund is a “fund of funds” that seeks high potential capital appreciation and is a risk-targeted portfolio that invests in a combination of other Funds in the Trust and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (together, the “Underlying Funds”), exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), futures and other derivatives in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. Adaptive Income Fund is a “fund of funds” that seeks high current income and some stability of principal and is a risk-targeted portfolio that invests in Underlying Funds, ETFs, ETNs, futures and other derivatives in order to gain exposure to a range of income-producing global equity markets, global interest rate markets, and global credit markets. Adaptive US Equity Fund seeks capital growth and invests primarily in equity securities or ETFs traded principally on an exchange in the United States. EM Infrastructure Fund seeks total return through capital appreciation and current income through investing primarily in infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets in emerging markets. International Dividend Signal Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in the equity securities of dividend paying companies located outside of the United States. International Small Cap Fund seeks to achieve long-term growth of capital and invests primarily in equity securities of companies with small market capitalizations located outside the United States. Tactical Growth Fund seeks to produce above-average, risk adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in a portfolio of ETFs and futures on securities indices providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets. Tactical Muni & Credit Fund seeks to maximize total return (capital appreciation and income) by investing primarily in tax-exempt municipal bonds, other types of tax-exempt fixed income securities, and derivatives that provide similar exposure. US Dividend Signal Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the Russell 3000 Index by investing primarily in the equity securities of dividend paying companies domiciled in the United States.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, and Class C shares offered by the Funds.

At a meeting held on January 17, 2017, the Board of Trustees of the Trust approved, on behalf of EM Infrastructure Fund, International Dividend Signal Fund, International Small Cap Fund, Tactical Growth Fund and Tactical Muni & Credit Fund the termination of Advisor shares as share classes of the Funds. On March 29, 2017, outstanding Advisor Class shares of each Fund were exchanged at relative net asset value for Institutional Class shares of the same Fund having the same value.

At a meeting held on January 17, 2017, the Board of Trustees of the Trust approved, on behalf of the Adaptive US Equity Fund and EM Infrastructure Fund the termination of Class Z shares and Class B shares as share classes of the Funds. On April 28, 2017, outstanding Class Z shares of Adaptive US Equity Fund were exchanged at relative net asset value for Institutional Class shares of the same Fund having the same value and outstanding Class B shares of EM Infrastructure Fund were exchanged at relative net asset value for Class A shares of the same Fund having the same value.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory

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Notes to Financial Statements (Unaudited)

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developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. The Allocation Funds are “funds of funds” that primarily invest in a combination of other Underlying Funds and ETFs to gain exposure to a particular portion of the market rather than purchasing securities directly. Investments in the Underlying Funds and ETFs expose the Allocation Funds to all of the risks of the Underlying Funds and ETFs and, in general, indirectly subject the Allocation Funds to a pro rata portion of the Underlying Funds’ and ETFs’ fees and expenses. Tactical Muni & Credit Fund is classified as a non-diversified fund under the 1940 Act. All other Funds are classified as diversified under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires Salient Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Salient Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2017.

(b) PORTFOLIO VALUATION

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rated bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Salient Management, based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on

96

Notes to Financial Statements (Unaudited)

June 30, 2017

quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or Salient Management may determine value based on quotes from dealers that make markets in such securities.

Bank loans are primarily valued by using a composite loan price from an independent pricing vendor (approved by the Board of Trustees). The methodology used by the Funds’ independent pricing vendor for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies, including the Underlying Funds, are valued at the investment company’s applicable net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

(d) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates

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Notes to Financial Statements (Unaudited)

June 30, 2017

may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

(e) MASTER LIMITED PARTNERSHIPS (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

(f) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2017, the Funds held no securities sold short.

(g) FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

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Notes to Financial Statements (Unaudited)

June 30, 2017

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Adaptive Balanced Fund
Affiliated Investment Companies	$26,625,306	—	—	$26,625,306
Exchange-Traded Funds	7,025,523	—	—	7,025,523

Total	$33,650,829	—	—	$33,650,829

Adaptive Income Fund
Affiliated Investment Companies	$6,036,047	—	—	$6,036,047
Exchange-Traded Funds	5,875,889	—	—	5,875,889

Total	$11,911,936	—	—	$11,911,936

Adaptive US Equity Fund
Exchange-Traded Funds	$16,897,435	—	—	$16,897,435

Total	$16,897,435	—	—	$16,897,435

EM Infrastructure Fund
Common Stocks(a)	$29,629,579	$—	—	$29,629,579
Limited Partnerships(a)	384,915	—	—	384,915
Participation Notes(a)	—	893,204	—	893,204
Preferred Stocks(a)	1,030,305	—	—	1,030,305

Total	$31,044,799	$893,204	—	$31,938,003

International Dividend Signal Fund
Common Stocks(a)	$91,807,064	$—	—	$91,807,064
Participation Notes(a)	—	3,296,171	—	3,296,171
Preferred Stocks(a)	2,247,549	—	—	2,247,549
Collateralized Mortgage Obligations(a)	—	1,225,235	—	1,225,235
Corporate Bonds(a)	—	2,904,815	—	2,904,815
Government Bonds(a)	—	263,460	—	263,460

Total	$94,054,613	$7,689,681	—	$101,744,294

International Small Cap Fund
Common Stocks(a)	$115,808,949	—	—	$115,808,949
Rights(a)	697,962	—	—	697,962

Total	$116,506,911	—	—	$116,506,911

Tactical Growth Fund
Exchange-Traded Funds	$149,208,535	—	—	$149,208,535

Total	$149,208,535	—	—	$149,208,535

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Notes to Financial Statements (Unaudited)

June 30, 2017

Investments in Securities	Level 1	Level 2	Level 3		Total
Tactical Muni & Credit Fund
Corporate Bonds
Consumer Non-cyclical	—	$1,593,643	$—		$1,593,643
Financial	—	—	1,995,037	(b)	1,995,037
Municipal Bonds(a)	—	63,588,098	—		63,588,098
Short-Term Securities	—	3,297,709	—		3,297,709

Total	—	$68,479,450	$1,995,037		$70,474,487

US Dividend Signal Fund
Common Stocks(a)	$5,335,895	—	—		$5,335,895

Total	$5,335,895	—	—		$5,335,895

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Schedule of Investments.

(b) Security is valued based on the original transaction price, adjusted daily based on a treasury bond issue of similar duration, selected to serve as a proxy for the price movement of the security.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Adaptive US Equity Fund
Liabilities
Futures Contracts	$(27,354)	—	—	$(27,354)

Total	$(27,354)	—	—	$(27,354)

International Dividend Signal Fund
Assets
Futures Contracts	$8,713	—	—	$8,713

Total	$8,713	—	—	$8,713

Tactical Muni & Credit Fund
Assets
Futures Contracts	$26,610	—	—	$26,610

Total	$26,610	—	—	$26,610

(a) Other financial instruments are derivative instruments reflected in the schedules to the Schedule of Investments, such as futures contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of June 30, 2017, there were no transfers between Level 1 and Level 2 securities.

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Notes to Financial Statements (Unaudited)

June 30, 2017

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Tactical Muni & Credit Fund	Corporate Bonds
Balance as of December 31, 2016	$1,985,274
Accrued discount/ premium	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/Depreciation	9,763
Purchases	2,000,000
Sales Proceeds	(2,000,000)
Transfer into Level 3	—
Transfer out of Level 3	—

Balance as of June 30, 2017	$1,995,037

Net change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments held at June 30, 2017	$4,963

As of June 30, 2017, no other Funds, except above, had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(h) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to

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have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of June 30, 2017, the Funds had outstanding unrealized gain/(loss) on futures contracts as follows:

Fund	Unrealized Gain/(Loss) on Futures Contracts at 06/30/17
Adaptive US Equity Fund	$(27,354)
International Dividend Signal Fund	8,713
Tactical Muni & Credit Fund	26,610

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No other Funds held futures contracts as of June 30, 2017.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options during the six months ended June 30, 2017.

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of

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securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Salient Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (the “Code”) may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

During the six months ended June 30, 2017, Tactical Muni & Credit Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. No Funds held swap agreements at June 30, 2017.

The values in the following tables exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

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Balance Sheet – Fair Value of Derivative Instruments as of June 30, 2017:

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value		Liabilities Derivatives Balance Sheet Location	Fair Value
Adaptive US Equity Fund
Equity Contracts (Futures Contracts)		$—		Variation margin payable for futures contracts	$27,354	(a)

Total		$—			$27,354

International Dividend Signal Fund
Equity Contracts (Futures Contracts)	Variation margin receivable for future contracts	$8,713	(a)		$—

Total		$8,713			$—

International Small Cap Fund
Equity Contracts (Rights)	Investments, at value	$697,962			$—

Total		$697,962			$—

Tactical Muni & Credit Fund
Fixed Income Contracts (Futures Contracts)	Variation margin receivable for future contracts	$26,610	(a)		$—

Total		$26,610			$—

(a) Includes the cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s net variation margin is reported within the Statement of Assets and Liabilities.

The gains/(losses) in the following table are included in “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2017:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Adaptive US Equity Fund
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation/depreciation on futures contracts	$530,557	$(91,767)

Total		$530,557	$(91,767)

International Dividend Signal Fund
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation/depreciation on futures contracts	$1,257,890	$(33,313)

Total		$1,257,890	$(33,313)

International Small Cap Fund
Equity Contracts (Rights)	Net realized gain on investments/Net change in unrealized appreciation/depreciation on investments	$—	$59,777

Total		$—	$59,777

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Notes to Financial Statements (Unaudited)

June 30, 2017

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Tactical Muni & Credit Fund
Fixed Income Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized appreciation/depreciation on futures contracts	$(136,596)	$(58,608)
Fixed Income Contracts (Interest Rate Swaps)	Net realized gain on swap contracts/Net change in unrealized appreciation/depreciation on swap contracts	129,567	(125,961)

Total		$(7,029)	$(184,569)

The following is a summary of the average month-end notional value of futures contracts, swap agreements and rights purchased and sold by the Funds for the six months ended June 30, 2017, as well as the notional amount of futures contracts, swap agreements and rights outstanding as of June 30, 2017. Average values reflected as zero indicate no month-end holdings in derivatives during the year:

	Average Month-End Notional Value	Notional Value Outstanding at June 30, 2017
Adaptive US Equity Fund
Futures contracts purchased	$6,343,607	$8,836,285
International Dividend Signal Fund
Futures contracts purchased	$6,102,244	$2,494,580
International Small Cap Fund
Rights	$143,898	$697,962
Tactical Muni & Credit Fund
Futures contracts sold	$10,167,306	$5,220,688
Interest rate swap agreements	289,423	—

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of setoff that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. There were no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2017.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of

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the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. No Funds held warrants as of June 30, 2017.

(i) CASH MANAGEMENT TRANSACTIONS

The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

(j) COMMODITY FUTURES TRADING COMMISSION REGULATION

Adaptive Balanced Fund and Adaptive US Equity Fund are each subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to rules enacted by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC mandated disclosure, reporting and recordkeeping obligations are in effect with respect to this Fund. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase each of these Fund’s expenses, adversely affecting its total return.

(k) LEVERAGE

International Dividend Signal Fund and US Dividend Signal Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

International Dividend Signal Fund and US Dividend Signal Fund maintain separate lines of credit with BNP Paribas (acting through its

New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR for borrowing under these agreements.

International Dividend Signal Fund also maintains a separate line of credit with Société Générale. For borrowings under this agreement, the Fund is charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

US Dividend Signal Fund did not borrow under its line of credit agreement during the six months ended June 30, 2017. International Dividend Signal Fund has pledged a portion of its investment securities as the collateral for its lines of credit. As of June 30, 2017, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit by International Dividend Signal Fund were $31,514,088 and $7,336,625, respectively. The average interest rate charged and the average outstanding loan payable for the six months ended June 30, 2017 by International Dividend Signal Find was 1.899% and $7,328,052, respectively.

(l) DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid annually for Adaptive US Equity Fund, International Small Cap Fund and Tactical Growth Fund; quarterly for Adaptive Balanced Fund, EM Infrastructure Fund, International Dividend Signal Fund, Tactical Muni & Credit Fund and US Dividend Signal Fund; and monthly for Adaptive Income Fund. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/ tax differences that may exist.

Based on information provided by the Real Estate Investment Trusts (“REITs”), the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated

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based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

(m) FEDERAL INCOME TAXES

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2017, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Salient Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(n) ALLOCATIONS

Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1 of the 1940 Act) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

(o) REFLOW TRANSACTIONS

Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2017 are recorded in the Statement of Operations, if applicable.

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3. INVESTMENT MANAGEMENT SERVICES

The Trust has entered into an investment management agreement with Salient Management, pursuant to which Salient Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2017, based on each Fund’s average daily net assets:

Fund	Advisory Fee
Adaptive Balanced Fund	0.10%(a)

Adaptive Income Fund	0.10%

Adaptive US Equity Fund	0.50%

EM Infrastructure Fund	0.90%

International Dividend Signal Fund	0.85% up to and including $250 million
0.75% over $250 million up to and including $1 billion
0.65% over $1 billion

International Small Cap Fund	1.00% up to and including $500 million
0.975% over $500 million up to and including $1 billion
0.95% over $1 billion

Tactical Growth Fund	1.15% up to and including $1 billion
1.05% over $1 billion

Tactical Muni & Credit Fund	1.00%

US Dividend Signal Fund	0.80%

(a) Salient Management has contractually agreed to waive its investment management fee until April 30, 2018. The waivers for the investment management fees totaled $17,689 and are reflected in the Statement of Operations.

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Allocation Funds to enter into a special servicing agreement with the Underlying Funds under which the Underlying Funds will pay the expenses of the Allocation Funds (other than the Allocation Funds’ direct management fees, distribution and service fees, and administrative services fees) to the extent that the Underlying Funds derive additional financial and other benefits as a result of investments from the Allocation Funds. None of the expenses incurred by the Allocation Funds for the six months ended June 30, 2017 were paid by the Underlying Funds.

The Trust and Salient Management have entered into investment sub-advisory agreements with Pictet Asset Management Limited (“PAM Ltd”) for the International Small Cap Fund; Broadmark Asset Management, LLC for the Tactical Growth Fund and Pacific Investment Management Company LLC (“PIMCO”) for the Tactical Muni & Credit Fund (each a “Sub-Advisor” and collectively, the “Sub- Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Salient Management calculated daily and payable monthly at the following annual rates, as of June 30, 2017, based on each Fund’s average daily net assets:

Fund	Sub-Advisory Fee
International Small Cap Fund	0.60% up to and including $250 million
0.575% over $250 million up to and including $500 million
0.55% over $500 million up to and including $1 billion
0.525% over $1 billion

Tactical Growth Fund	0.60% up to and including $1 billion
0.55% over $1 billion

Tactical Muni & Credit Fund	0.50%

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June 30, 2017

Expense Limitations: Salient Management has entered into Expense Limitation Agreements with certain Funds, which limit the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Salient Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

Fund	Investor Class	Institutional Class	Class A	Class C	End Date
Adaptive Balanced Fund	0.82%	0.32%	0.67%	1.32%	April 30, 2018
Adaptive Income Fund	0.51%	0.01%	0.26%	1.01%	April 30, 2018
Adaptive US Equity Fund(a)	1.25%	0.80%	N/A	N/A	April 30, 2018
EM Infrastructure Fund	1.55%	1.20%	1.60%	2.15%	April 30, 2018
International Dividend Signal Fund	1.34%	0.99%	1.49%	1.94%	April 30, 2018
International Small Cap Fund	1.64%	1.29%	N/A	N/A	April 30, 2018
Tactical Muni & Credit Fund	1.79%	1.44%	1.94%	2.39%	April 30, 2018
US Dividend Signal Fund	1.34%	0.99%	1.49%	N/A	April 30, 2018

(a) From January 1, 2017 to April 30, 2017, the annual expense limitation rate for Adaptive US Equity Fund’s Institutional Class shares was 0.85%.

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Salient Management for any fee waivers and expense reimbursements made by Salient Management, provided that any such reimbursements made by a Fund to Salient Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2017, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Adaptive Balanced Fund
Investor Class	$3,095	$—	$3,095
Institutional Class	9,847	—	9,847
Class A	8,561	—	8,561
Class C	7,606	—	7,606
Adaptive Income Fund
Investor Class	8,592	—	8,592
Institutional Class	17,990	—	17,990
Class A	16,272	—	16,272
Class C	23,254	—	23,254
Adaptive US Equity Fund
Investor Class	4,205	—	4,205
Institutional Class	27,190	—	27,190
Class Z(a)	10,361	—	10,361
EM Infrastructure Fund
Investor Class	5,687	—	5,687
Institutional Class	31,072	—	31,072
Class A	36,980	—	36,980
Class B(a)	266	—	266
Class C	16,132	—	16,132
Advisor Class(b)	3,979	—	3,979

110

Notes to Financial Statements (Unaudited)

June 30, 2017

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
International Dividend Signal Fund
Investor Class	$22,296	$—	$22,296
Institutional Class	150,999	—	150,999
Class A	9,716	—	9,716
Class C	21,535	—	21,535
Advisor Class(b)	26,190	—	26,190
International Small Cap Fund
Investor Class	26,365	—	26,365
Institutional Class	86,074	—	86,074
Advisor Class(b)	725	—	725
Tactical Muni & Credit Fund
Investor Class	15,197	—	15,197
Institutional Class	12,058	—	12,058
Class A	2,631	—	2,631
Class C	6,250	—	6,250
Advisor Class(b)	8,370	—	8,370
US Dividend Signal Fund
Investor Class	17,343	—	17,343
Institutional Class	13,112	—	13,112
Class A	22,165	—	22,165

(a) Effective April 28, 2017, Class B shares were terminated and converted to Class A shares and Class Z shares were terminated and converted to Institutional Class shares.

(b) Effective March 29, 2017, Advisor Class shares were terminated and converted to Institutional Class shares.

As of June 30, 2017, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2014	2015	2016	2017	Total
Adaptive Balanced Fund
Investor Class	N/A	N/A	$14,228	$3,095	$17,323
Institutional Class	N/A	N/A	43,982	9,847	53,829
Class A	N/A	N/A	41,997	8,561	50,558
Class C	N/A	N/A	36,969	7,606	44,575
Adaptive Income Fund
Investor Class	$4,395	$9,680	16,848	8,592	39,515
Institutional Class	12,375	19,736	33,379	17,990	83,480
Class A	4,243	9,463	33,825	16,272	63,803
Class C	16,175	31,813	48,798	23,254	120,040
Adaptive US Equity Fund
Investor Class	4,324	6,905	8,988	4,205	24,422
Institutional Class	42,192	45,647	48,815	27,190	163,844
EM Infrastructure Fund
Investor Class	N/A	N/A	1,908	5,687	7,595
Institutional Class	N/A	N/A	5,342	31,072	36,414
Class A	N/A	N/A	6,465	36,980	43,445
Class C	N/A	N/A	3,317	16,132	19,449

111

Notes to Financial Statements (Unaudited)

June 30, 2017

Fund	2014	2015	2016	2017	Total
International Dividend Signal Fund
Investor Class	$127,872	$147,383	$130,344	$22,296	$427,895
Institutional Class	96,320	155,318	221,607	150,999	624,244
Class A	3,759	6,637	11,287	9,716	31,399
Class C	9,852	16,868	27,986	21,535	76,241
International Small Cap Fund
Investor Class	6,763	14,293	39,195	26,365	86,616
Institutional Class	37,473	63,879	147,123	86,074	334,549
Tactical Muni & Credit Fund
Investor Class	8,683	—	6,514	15,197	30,394
Institutional Class	14,437	—	—	12,058	26,495
Class A	933	—	1,418	2,631	4,982
Class C	2,245	—	3,074	6,250	11,569
US Dividend Signal Fund
Investor Class	—	9,449	29,002	17,343	55,794
Institutional Class	56,508	109,425	39,472	13,112	218,517
Class A	4,657	58,731	61,513	22,165	147,066

4. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A		Class C
Adaptive Balanced Fund	0.25%	0.35%		0.75%
Adaptive Income Fund	0.25%	0.35	%(a)	0.75%
Adaptive US Equity Fund	0.25%	N/A		N/A
EM Infrastructure Fund	0.25%	0.35	%(a)	0.75%
International Dividend Signal Fund	0.25%	0.35%		0.75%
International Small Cap Fund	0.25%	N/A		N/A
Tactical Growth Fund	0.25%	0.35%		0.75%
Tactical Muni & Credit Fund	0.25%	0.35%		0.75%
US Dividend Signal Fund	0.25%	0.35%		N/A

(a) The Fund is currently authorized by the Board of Trustees to pay 0.25% with respect to Class A shares.

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly and are not to exceed the following annual rates:

Fund	Investor Class	Institutional Class		Class A	Class C
Adaptive Balanced Fund	0.25%	None		N/A	0.25%
Adaptive Income Fund	0.25%	None		N/A	0.25%
Adaptive US Equity Fund	0.25%	0.05	%(a)	N/A	N/A
EM Infrastructure Fund	0.15%	0.05%		0.20%	0.25%
International Dividend Signal Fund	0.15%	0.05%		0.20%	0.25%
International Small Cap Fund	0.15%	0.05%		N/A	N/A
Tactical Growth Fund	0.15%	0.05%		0.20%	0.25%
Tactical Muni & Credit Fund	0.15%	0.05%		0.20%	0.25%
US Dividend Signal Fund	0.15%	0.05%		0.20%	N/A

(a) From January 1, 2017 to April 30, 2017, the shareholder service fee rate for Adaptive US Equity Fund’s Institutional Class shares was 0.10%.

112

Notes to Financial Statements (Unaudited)

June 30, 2017

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

5. SERVICE PROVIDERS

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Salient Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

6. TRUSTEE AND OFFICER FEES

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees. The Board of Trustees appoints officers of the Trust who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board of Trustees. The officers serve at the pleasure of the Board of Trustees.

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2017, there were eleven Trustees, nine of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees of the Trust may also serve as trustees of other registered investment companies managed by the Advisor and its affiliates, including Salient MF Trust (together with the Trust, the “Trusts”). Each Fund within the Trusts pays Independent Trustees an allocated portion of the retainer of $60,000 per year. Each Fund within the Trusts pays Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $2,500 for attendance by telephone at a regular meeting; $3,750 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $25,000, $12,500, $7,500 and $7,500, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receive $1,000, respectively per year. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Funds’ Chief Compliance Officer (“CCO”) is employed by Salient Management and is CCO for the Trusts. The Funds have agreed to pay the Advisor approximately $443,000 per year as (i) an allocated portion of the compensation of an officer or employee of the Advisor to serve as CCO for the Funds (plus the cost of reasonable expenses related to the performance of the CCO’s duties, including travel expenses), and (ii) an allocation of the expenses of other officers or employees of the Advisor who serve in other compliance capacities for the Funds. The Board approves annually an allocation of such costs among such personnel, and each Fund bears its pro rata share of such expense. Other affiliated funds and registered investment companies managed by the Advisor pay additional compensation for the same purposes.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

113

Notes to Financial Statements (Unaudited)

June 30, 2017

8. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2017, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Adaptive Balanced Fund	$14,815,889	$13,971,868
Adaptive Income Fund	11,623,047	12,827,638
Adaptive US Equity Fund	16,666,924	17,581,052
EM Infrastructure Fund	18,882,606	11,591,428
International Dividend Signal Fund	33,119,038	75,022,612
International Small Cap Fund	44,398,318	65,340,422
Tactical Growth Fund	194,523,323	296,005,241
Tactical Muni & Credit Fund	7,586,905	7,035,250
US Dividend Signal Fund	2,364,539	1,056,898

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2017 were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
International Dividend Signal Fund	$266,861	$—
Tactical Muni & Credit Fund	76,650,439	107,061,792

9. TAX BASIS INFORMATION

Tax Basis of Investments: Differences in book and tax accounting for cost basis of investments are primarily attributable to deferral of losses on wash sales and realization of unrealized gains/(losses) on investments in passive foreign investment companies for tax purposes. As of June 30, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Adaptive Balanced Fund	$33,340,636	$1,528,107	$(1,217,914)	$310,193
Adaptive Income Fund	11,763,102	180,328	(31,494)	148,834
Adaptive US Equity Fund	15,834,746	1,087,089	(24,400)	1,062,689
EM Infrastructure Fund	31,186,882	2,268,422	(1,517,301)	751,121
International Dividend Signal Fund	88,749,492	20,031,796	(7,036,994)	12,994,802
International Small Cap Fund	89,263,714	28,862,788	(1,619,591)	27,243,197
Tactical Growth Fund	141,573,699	7,634,836	—	7,634,836
Tactical Muni & Credit Fund	67,059,313	3,486,725	(71,551)	3,415,174
US Dividend Signal Fund	4,694,446	726,085	(84,636)	641,449

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss.

114

Notes to Financial Statements (Unaudited)

June 30, 2017

As of December 31, 2016, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring in 2017(a)	Expiring in 2018(a)	Expiring in 2019(a)	Short-Term(b)	Long-Term(b)
Adaptive Balanced Fund(c)	$—	$—	$—	$3,502,110	$17,051,296
Adaptive Income Fund(c)	—	—	—	1,774,801	2,241,904
EM Infrastructure Fund	30,182,432	24,061,967	—	1,565,244	2,359,375
International Dividend Signal Fund(c)	2,145,728	—	—	45,655,561	21,943,882
International Small Cap Fund	179,253,577	—	—	—	—
Tactical Muni & Credit Fund	—	—	—	64,017,158	27,019,629
US Dividend Signal Fund	—	—	—	2,229,871	708,893

(a) Capital losses incurred prior to December 31, 2010 under pre-enactment law.

(b) Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.

(c) Subject to limitations under §382 of the Code.

Capital losses as of December 31, 2016 have been updated to reflect actual income sources reported by the Fund’s underlying partnerships held after their tax reporting periods concluded. The Funds elect to defer to the period ending December 31, 2017 capital losses and late year ordinary losses recognized during the period November 1, 2016 to December 31, 2016 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
Adaptive Balanced Fund	$29,160	$—
Adaptive Income Fund	14,109	—
EM Infrastructure Fund	248,266	—
International Dividend Signal Fund	733,727	—
International Small Cap Fund	1,975,568	474,556
Tactical Muni & Credit Fund	264,535	—
US Dividend Signal Fund	1,430	—

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2017.

The tax character of distributions paid for the year ended December 31, 2016 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Gain Total	Return of Capital
Adaptive Balanced Fund	$1,847,817	$—	$—
Adaptive Income Fund	543,772	—	47,840
Adaptive US Equity Fund	1,487,924	48,655	—
EM Infrastructure Fund	568,943	—	—
International Dividend Signal Fund	10,109,639	—	—
International Small Cap Fund	4,924,980	—	—
Tactical Growth Fund	—	1,072,270	—
Tactical Muni & Credit Fund	2,930,813	—	—
US Dividend Signal Fund	27,619	—	—

115

Notes to Financial Statements (Unaudited)

June 30, 2017

The Funds may own shares in certain foreign investment entities referred to under U.S. tax law, as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to-market gains.

10. SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. FUND REORGANIZATIONS

Adaptive Balanced Fund Acquisition of Forward Growth & Income Allocation Fund and Forward Multi-Strategy Fund: At the September 22 – 23, 2015 meeting of the Board of Trustees of the Trust, the Trustees, including all of the Independent Trustees, approved a form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provided for the reorganization of Forward Growth & Income Allocation Fund and Forward Multi-Strategy Fund (together, the “Acquired Funds”) into Adaptive Balanced Fund (the “Reorganization”). The Reorganization did not require shareholder approval and occurred as of the close of business on January 22, 2016 (the “Reorganization Date”). The purpose of the Reorganization was to combine three funds with similar investment objectives and strategies. On the Reorganization Date, the assets and liabilities of the Acquired Funds were transferred to Adaptive Balanced Fund in exchange for shares of Adaptive Balanced Fund. Pursuant to the Reorganization Agreement, each shareholder of Investor Class, Institutional Class, Class A and Class C shares of the Acquired Funds became the owner of the number of corresponding full and fractional shares of Adaptive Balanced Fund, having an equal aggregate net asset value. On the Reorganization date, Adaptive Balanced Fund and the Acquired Funds reported the following financial information:

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Adaptive Balanced Fund	1,689,628	$20,323,522	Forward Growth & Income Allocation Fund	1,234,716	$16,154,808
			Forward Multi-Strategy Fund	388,654	4,861,548

The investment portfolio value and unrealized appreciation/(depreciation) as of January 22, 2016 for each of the Acquired Funds were as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation / (Depreciation) of Acquired Fund
Forward Growth & Income Allocation Fund	$16,048,459	$(191,693)
Forward Multi-Strategy Fund	4,857,514	(410,554)

Immediately following the Reorganization the net assets of the combined Adaptive Balanced Fund were $41,339,878.

The Reorganization qualified as a tax-free reorganization for federal income tax purposes. Adaptive Balanced Fund acquired the following unused capital loss carryforwards for potential utilization, subject to certain tax limitations:

Fund	Short-Term	Long-Term	Total
Forward Growth & Income Allocation Fund	$807,281	$4,898,141	$5,705,422
Forward Multi-Strategy Fund	997,742	3,194,752	4,192,494

Assuming the Reorganization had been completed on January 1, 2016, the beginning of the annual reporting period for Adaptive Balanced Fund, Adaptive Balanced Fund’s pro forma results of operations for the year ended December 31, 2016 are as follows:

Net Investment Income	$2,916,661
Net Realized and Unrealized Loss on Investments	(2,974,568)

Net Decrease in Net Assets Resulting from Operations	$(57,907)

116

Notes to Financial Statements (Unaudited)

June 30, 2017

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in Adaptive Balanced Fund’s Statement of Operations since January 22, 2016.

Adaptive Income Fund Acquisition of Forward Balanced Allocation Fund: At the September 22 – 23, 2015 meeting of the Board of Trustees of the Trust, the Trustees, including all of the Independent Trustees, approved a form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provided for the reorganization of Forward Balanced Allocation Fund (the “Acquired Fund”) into Adaptive Income Fund (the “Reorganization”). The Reorganization did not require shareholder approval and occurred as of the close of business on January 22, 2016 (the “Reorganization Date”). The purpose of the Reorganization was to combine two funds with similar investment objectives and strategies. On the Reorganization Date, the assets and liabilities of the Acquired Fund were transferred to Adaptive Income Fund in exchange for shares of Adaptive Income Fund. Pursuant to the Reorganization Agreement, each shareholders of Investor Class, Institutional Class, Class A and Class C shares of the Acquired Fund became the owner of the number of corresponding full and fractional shares of the Adaptive Income Fund, having an equal aggregate net asset value. On the Reorganization date, Adaptive Income Fund and the Acquired Fund reported the following financial information:

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Adaptive Income Fund	735,622	$9,178,646	Forward Balanced Allocation Fund	521,983	$6,830,248

The investment portfolio value and unrealized appreciation/(depreciation) as of January 22, 2016 for the Acquired Fund was as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation/ (Depreciation) of Acquired Fund
Forward Balanced Allocation Fund	$6,696,699	$(248,030)

Immediately following the Reorganization the net assets of the combined Adaptive Income Fund were $16,008,894.

The Reorganization qualified as a tax-free reorganization for federal income tax purposes. Adaptive Income Fund acquired the following unused capital loss carryforwards for potential utilization, subject to certain tax limitations:

Fund	Short-Term	Long-Term	Total
Forward Balanced Allocation Fund	$718,755	$1,965,410	$2,684,165

Assuming the Reorganization had been completed on January 1, 2016, the beginning of the annual reporting period for Adaptive Income Fund, Adaptive Income Fund’s pro forma results of operations for the year ended December 31, 2016 are as follows:

Net Investment Income	$873,874
Net Realized and Unrealized Loss on Investments	(99,186)

Net Decrease in Net Assets Resulting from Operations	$774,688

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in Adaptive Income Fund’s Statement of Operations since January 22, 2016.

117

Notes to Financial Statements (Unaudited)

June 30, 2017

12. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

Each Allocation Fund may invest in certain securities that are considered affiliated companies as they share the same Board of Trustees and/or are managed by subsidiaries of Salient Partners, L.P. and are “related companies” for purposes of applicable fund-of-fund rules. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the six months ended June 30, 2017 were as follows:

Adaptive Balanced Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/2017	Dividend Income	Realized Gain/(Loss)
Investment Companies
Salient Funds—Class Z shares
Salient Adaptive US Equity Fund	178,842	9,940	(188,782)	—	$—	$—	$(576)
Salient High Yield Fund(a)	228,458	12,484	(240,942)	—	—	9,741	44,447
Salient Funds—Institutional Class shares
Salient Adaptive US Equity Fund	—	175,162	(10,646)	164,516	6,228,565	—	19,091
Salient EM Corporate Debt Fund(a)	289,379	17,652	(307,031)	—	—	—	(11,811)
Salient EM Dividend Signal Fund(a)	22,713	5,242	(27,956)	—	—	—	14,684
Salient International Dividend Signal Fund	797,912	177,751	(153,705)	821,958	5,490,678	159,717	(80,901)
Salient International Real Estate Fund(b)	—	51,045	(19,870)	31,175	435,830	2,409	1,390
Salient Real Estate Fund(b)	78,765	48,301	(127,066)	—	—	2,989	(170,124)
Salient Select Income Fund(b)	85,341	11,937	(27,090)	70,189	1,663,476	55,518	(4,420)
Salient Tactical Muni & Credit Fund	61,331	96,537	(44,751)	113,117	868,737	11,925	6,406
Salietn Funds—Class I shares				—
Salient Adaptive Growth Fund(b)	1,263,423	74,345	(157,523)	1,180,245	8,568,575	—	(240,042)
Salient Trend Fund(b)	424,280	32,765	(62,034)	395,011	3,369,445	—	(205,136)

Total					$26,625,306	$242,299	$(626,992)

Adaptive Income Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/2017	Dividend Income	Realized Gain/(Loss)
Investment Companies
Salient Funds—Class Z shares
Salient High Yield Fund(a)	344,923	4,916	(349,840)	—	$—	$14,135	$176,042
Salient Funds—Institutional Class shares
Salient EM Corporate Debt Fund(a)	433,871	7,822	(441,693)	—	—	—	(258,125)
Salient EM Dividend Signal Fund(a)	31,104	16,988	(48,091)	—	—	—	24,292
Salient International Dividend Signal Fund	173,719	193,500	(90,111)	277,108	1,851,083	41,255	33,268
Salient International Real Estate Fund(b)	—	41,899	—	41,899	585,754	3,237	—
Salient Real Estate Fund(b)	117,928	34,756	(152,684)	—	—	4,366	(183,901)
Salient Select Income Fund(b)	135,100	10,428	(46,889)	98,640	2,337,757	77,619	(612)
Salient Tactical Muni & Credit Fund	100,833	114,513	(51,094)	164,252	1,261,453	16,363	4,434

					$6,036,047	$156,975	$(204,602)

(a) Effective close of business on February 28, 2017, Salient EM Corporate Debt Fund, Salient EM Dividend Signal Fund and Salient High Yield Fund were liquidated per the terms of the Board approved plan of liquidation.

(b) Salient Adaptive Growth Fund, Salient International Real Estate Fund, Salient Real Estate Fund, Salient Select Income Fund and Salient Trend Fund’s June 30, 2017 Semi-Annual Report may be obtained at www.salientfunds.com.

118

Notes to Financial Statements (Unaudited)

June 30, 2017

13. SEC REGULATIONS

On October 13, 2016, the SEC amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

14. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2017. However, the following are details relating to the subsequent events through the date the financial statements were issued.

The following information applies to International Small Cap Fund only:

Effective September 1, 2017, Salient Management has agreed to limit International Small Cap Fund’s operating expenses (exclusive of brokerage costs, interest, taxes , dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 1.20%, respectively.

The following information applies to Tactical Muni & Credit Fund only:

Effective September 1, 2017, Salient Management has agreed to limit Tactical Muni & Credit Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A, and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55%, 1.20%, 1.70%, and 2.15%, respectively.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2017. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the SEC’s website at www.sec.gov.

119

Privacy Policy (Unaudited)

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non- affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third- party’s privacy policies will apply to you and ours will not.

Investment Advisor

Forward Management, LLC

Investment Sub-Advisors

Broadmark Asset Management, LLC

Pacific Investment Management Company LLC

Pictet Asset Management Limited

Administrator

ALPS Fund Services, Inc.

Custodian

Citibank, N.A.

Distributor

Forward Securities, LLC

Independent Registered Public Accounting Firm

KPMG LLP

Legal Counsel

K&L Gates LLP

Transfer Agent

ALPS Fund Services, Inc.

P.O. Box 1345

Denver, CO 80201

800-999-6809

www.salientfunds.com

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Adaptive US Equity Fund

Salient EM Infrastructure Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni & Credit Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Printed on paper containing recycled content using soy-based inks.	FSD002714 083118

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds
By:	/s/ John A. Blaisdell
John A. Blaisdell Principal Executive Officer

Date:	9/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell Principal Executive Officer

Date:	9/7/17

By:	/s/ Barbara H. Tolle
Barbara H. Tolle Principal Financial Officer

Date:	9/7/17